UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Address of principal executive offices) (Zip code)

Adam Langley, President

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

July 31, 2023

Angel Oak Multi-Strategy Income Fund

Angel Oak Financials Income Impact Fund

Angel Oak High Yield Opportunities Fund

Angel Oak UltraShort Income Fund

Angel Oak Total Return Bond Fund

Angel Oak UltraShort Income ETF

Angel Oak Income ETF

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE

Suite 1725

Atlanta, GA 30326

(404) 953-4900

Investment Results – (Unaudited)

Angel Oak Multi-Strategy Income Fund

Total Return Based on a $500,000 Investment

The Fund is the successor to the investment performance of the Angel Oak Multi-Strategy Income Fund (the “Predecessor Multi-Strategy Income Fund”) as a result of the reorganization of the Predecessor Multi-Strategy Income Fund into the Fund on April 10, 2015. Accordingly, the performance information shown in the chart above and table below for periods prior to April 10, 2015, is that of the Predecessor Multi-Strategy Income Fund. The Predecessor Multi-Strategy Income Fund was also advised by the Fund’s investment adviser, Angel Oak Capital Advisors, LLC (the “Adviser”), and had the same investment objective, policies, and strategies as the Fund.

The chart above assumes an initial investment of $500,000 made on July 31, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Performance data current to the most recent month-end can be obtained by calling (855) 751-4324. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2023)

	Average Annual Returns
	One Year	Three Year	Five Year	Ten Year	Since Inception(2)
Angel Oak Multi-Strategy Income Fund, Institutional Class	-4.55%	-1.06%	-0.63%	2.05%	2.39%
Angel Oak Multi-Strategy Income Fund, Class A without load	-4.79%	-1.34%	-0.86%	1.79%	3.76%
Angel Oak Multi-Strategy Income Fund, Class A with load	-6.97%	-2.08%	-1.32%	1.56%	3.57%
Angel Oak Multi-Strategy Income Fund, Class C without load	-5.47%	-2.07%	-1.61%	N/A	-0.07%
Angel Oak Multi-Strategy Income Fund, Class C with load	-6.37%	-2.07%	-1.61%	N/A	-0.07%
Bloomberg U.S. Aggregate Bond Index(3)	-3.37%	-4.46%	0.75%	1.50%	1.29	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is August 16, 2012, for Institutional Class Shares, June 28, 2011, for Class A Shares, and August 4, 2015, for Class C Shares.

(3) The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results – (Unaudited) (continued)

(4) The return shown for the Bloomberg U.S. Aggregate Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg U.S. Aggregate Bond Index return from the inception date of Class A Shares is 1.78% and for Class C Shares is 1.04%.

Investment Results – (Unaudited) (continued)

Angel Oak Financials Income Impact Fund

Total Return Based on a $500,000 Investment

The chart above assumes an initial investment of $500,000 made on November 3, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Performance data current to the most recent month-end can be obtained by calling (855) 751-4324. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2023)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak Financials Income Impact Fund, Institutional Class	-7.97%	-0.19%	0.17%	1.34%
Angel Oak Financials Income Impact Fund, Class A without load	-8.08%	-0.33%	-0.06%	1.12%
Angel Oak Financials Income Impact Fund, Class A with load	-10.16%	-1.08%	-0.52%	0.86%
Angel Oak Financials Income Impact Fund, Class C without load	-8.91%	-1.32%	-0.90%	-0.26%
Angel Oak Financials Income Impact Fund, Class C with load	-9.79%	-1.32%	-0.90%	-0.26%
Bloomberg U.S. Aggregate 3-5 Year Index(3)	-1.67%	-2.55%	1.07%	1.15	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is November 3, 2014, for Institutional Class and Class A Shares and August 4, 2015, for Class C Shares.

(3) The Bloomberg U.S. Aggregate 3-5 Year Index tracks bonds with 3-5 year maturities within the Bloomberg U.S. Aggregate Bond Index. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg U.S. Aggregate 3-5 Year Index is from the inception date of the Institutional Class and Class A Shares. The Bloomberg U.S. Aggregate 3-5 Year Index return from the inception date of the Class C Shares is 1.05%.

Investment Results – (Unaudited) (continued)

Angel Oak High Yield Opportunities Fund

Total Return Based on a $500,000 Investment

The Fund is the successor to the investment performance of the Rainier High Yield Fund (the “Predecessor High Yield Fund”) as a result of the reorganization of the Predecessor High Yield Fund into the Fund on April 15, 2016. Accordingly, the performance information shown in the chart above and table below for periods prior to April 15, 2016, is that of the Predecessor High Yield Fund’s Institutional Shares and Original Shares for the Fund’s Institutional Class and Class A shares, respectively. The Predecessor High Yield Fund was managed by the same portfolio managers as the Fund and when the Predecessor High Yield Fund was reorganized into the Fund had substantially the same investment objectives, policies, and strategies as the Fund.

The chart above assumes an initial investment of $500,000 made on July 31, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Performance data current to the most recent month-end can be obtained by calling (855) 751-4324. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2023)

	Average Annual Returns
	One Year	Three Year	Five Year	Ten Year	Since Inception(2)
Angel Oak High Yield Opportunities Fund, Institutional Class	6.64%	3.75%	3.94%	4.80%	7.44%
Angel Oak High Yield Opportunities Fund, Class A without load	6.24%	3.44%	3.65%	4.54%	4.79%
Angel Oak High Yield Opportunities Fund, Class A with load	3.81%	2.66%	3.17%	4.30%	4.58%
Bloomberg U.S. High Yield Corporate Bond Index(3)	4.41%	2.04%	3.42%	4.38%	8.72	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge.

(2) Inception date is March 31, 2009, for Institutional Class Shares and July 31, 2012, for Class A Shares.

(3) The Bloomberg U.S. High Yield Corporate Bond Index is an unmanaged market value-weighted index that covers the universe of fixed-rate, non-investment grade debt. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg U.S. High Yield Corporate Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg U.S. High Yield Corporate Bond Index return from the inception date of Class A Shares is 4.83%.

Investment Results – (Unaudited) (continued)

Angel Oak UltraShort Income Fund

Total Return Based on a $500,000 Investment

The chart above assumes an initial investment of $500,000 made on April 2, 2018 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Performance data current to the most recent month-end can be obtained by calling (855) 751-4324. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2023)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak UltraShort Income Fund, Institutional Class	2.53%	0.85%	1.69%	1.78%
Angel Oak UltraShort Income Fund, Class A	2.25%	0.63%	1.43%	1.50%
Angel Oak UltraShort Income Fund, Class A1 without load	2.18%	N/A	N/A	2.16%
Angel Oak UltraShort Income Fund, Class A1 with load	0.14%	N/A	N/A	0.64%
Bloomberg Short Treasury: 9-12 Months Index(3)	2.76%	0.67%	1.50%	1.51	%(4)
Bloomberg Short Term Government/Corporate Index(5)	3.58%	1.18%	1.68%	1.70	%(6)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A1 Shares, with load, include the maximum 1.50% sales charge and the maximum 0.50% deferred sales charge.

(2) Inception date is April 2, 2018, for Institutional Class, April 30, 2018, for Class A Shares, and July 22, 2022, for Class A1 Shares.

(3) The Bloomberg Short Treasury: 9-12 Months Index measures the performance of U.S. Treasury bills, notes, and bonds with a remaining maturity between 9-12 months. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Short Treasury: 9-12 Months Index is from the inception date of the Institutional Class Shares. The Bloomberg Short Treasury: 9-12 Months Index return from the inception date of the Class A Shares is 1.52% and for Class A1 Shares is 2.78%.

Investment Results – (Unaudited) (continued)

(5) The Bloomberg Short Term Government/Corporate Index is an unmanaged index that represents securities that have fallen out of the U.S. Government/Corporate Index because of the standard minimum one year maturity constraint. Sectors include treasuries, agencies, industrials, utilities and financial institutions. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(6) The return shown for the Bloomberg Short Term Government/Corporate Index is from the inception date of the Institutional Class Shares. The Bloomberg Short Term Government/Corporate Index return from the inception date of the Class A Shares is 1.70% and for Class A1 Shares is 3.57%.

Investment Results – (Unaudited) (continued)

Angel Oak Total Return Bond Fund

Total Return Based on a $500,000 Investment

The chart above assumes an initial investment of $500,000 made on June 4, 2021 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Performance data current to the most recent month-end can be obtained by calling (855) 751-4324. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2023)

	Average Annual Returns
	One Year	Since Inception(2)
Angel Oak Total Return Bond Fund, Institutional Class	-5.23%	-5.22%
Bloomberg U.S. Aggregate Bond Index(3)	-3.37%	-5.10%

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(2) Inception date is June 4, 2021.

(3) The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results – (Unaudited) (continued)

Angel Oak UltraShort Income ETF

Total Return Based on a $10,000 Investment

The chart above assumes an initial investment of $10,000 made on October 24, 2022 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Performance data current to the most recent month-end can be obtained by calling (855) 751-4324. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Cumulative Returns(1)

(For the period ended July 31, 2023)

Since Inception(2)
Angel Oak UltraShort Income ETF – NAV	4.71%
Angel Oak UltraShort Income ETF – Market Price	4.73%
Bloomberg U.S. Treasury Bills Index(3)	3.50%
Bloomberg Short Term Government/Corporate Index(4)	3.48%

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(2) Inception date is October 24, 2022.

(3) The Bloomberg U.S. Treasury Bills Index tracks the market for treasury bills issued by the U.S. government. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The Bloomberg Short Term Government/Corporate Total Return Index is an unmanaged index that represents securities that have fallen out of the U.S. Government/Corporate Index because of the standard minimum one year maturity constraint. Sectors include treasuries, agencies, industrials, utilities and financial institutions. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results – (Unaudited) (continued)

Angel Oak Income ETF

Total Return Based on a $10,000 Investment

The chart above assumes an initial investment of $10,000 made on November 7, 2022 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Performance data current to the most recent month-end can be obtained by calling (855) 751-4324. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Cumulative Returns(1)

(For the period ended July 31, 2023)

Since Inception(2)
Angel Oak Income ETF – NAV	4.97%
Angel Oak Income ETF – Market Price	5.00%
Bloomberg U.S. Aggregate Bond Index(3)	5.98%

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(2) Inception date is November 7, 2022.

(3) The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other expenses of the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the numbers in the first lines under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables below are useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Angel Oak Multi-Strategy Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,006.90	$11.59	2.33%
	Hypothetical(2)	$1,000.00	$1,013.24	$11.63	2.33%
Class C	Actual	$1,000.00	$1,003.10	$15.30	3.08%
	Hypothetical(2)	$1,000.00	$1,009.52	$15.35	3.08%
Institutional Class	Actual	$1,000.00	$1,008.20	$10.36	2.08%
	Hypothetical(2)	$1,000.00	$1,014.48	$10.39	2.08%

Angel Oak Financials Income Impact Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$955.10	$4.61	0.95%
	Hypothetical(2)	$1,000.00	$1,020.08	$4.76	0.95%
Class C	Actual	$1,000.00	$950.70	$8.22	1.70%
	Hypothetical(2)	$1,000.00	$1,016.36	$8.50	1.70%
Institutional Class	Actual	$1,000.00	$955.10	$3.39	0.70%
	Hypothetical(2)	$1,000.00	$1,021.32	$3.51	0.70%

Angel Oak High Yield Opportunities Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,033.80	$4.03	0.80%
	Hypothetical(2)	$1,000.00	$1,020.83	$4.01	0.80%
Institutional Class	Actual	$1,000.00	$1,036.20	$2.78	0.55%
	Hypothetical(2)	$1,000.00	$1,022.07	$2.76	0.55%

Summary of Funds’ Expenses – (Unaudited) (continued)

Angel Oak UltraShort Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,025.60	$3.01	0.60%
	Hypothetical(2)	$1,000.00	$1,021.82	$3.01	0.60%
Class A1	Actual	$1,000.00	$1,024.60	$3.01	0.60%
	Hypothetical(2)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class	Actual	$1,000.00	$1,026.90	$1.76	0.35%
	Hypothetical(2)	$1,000.00	$1,023.06	$1.76	0.35%

Angel Oak Total Return Bond Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio
Institutional Class	Actual	$1,000.00	$984.20	$2.16	0.44%
	Hypothetical(2)	$1,000.00	$1,022.61	$2.21	0.44%

Angel Oak UltraShort Income ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio
Actual	$1,000.00	$1,027.40	$1.46	0.29%
Hypothetical(2)	$1,000.00	$1,023.36	$1.45	0.29%

Angel Oak Income ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio
Actual	$1,000.00	$1,025.00	$3.97	0.79%
Hypothetical(2)	$1,000.00	$1,020.88	$3.96	0.79%

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent six month period and divided by the number of days in the most recent twelve month period (365). The annualized expense ratios reflect fee waiver and expense limitation arrangements, including interest expense, in effect during the period. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses.

Portfolio Holdings – (Unaudited)

The investment objective of Angel Oak Multi-Strategy Income Fund is current income.

The investment objective of Angel Oak Financials Income Impact Fund is to seek current income with a secondary objective of total return.

* As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

(a) Less than 0.005%.

Portfolio Holdings – (Unaudited) (continued)

The investment objective of Angel Oak High Yield Opportunities Fund is to earn a high level of current income with a secondary objective of capital appreciation.

The investment objective of Angel Oak UltraShort Income Fund is to seek to provide current income while seeking to minimize price volatility and maintain liquidity.

* As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Portfolio Holdings – (Unaudited) (continued)

The investment objective of Angel Oak Total Return Bond Fund is to seek total return.

The investment objective of Angel Oak UltraShort Income ETF is to seek to provide current income while seeking to minimize price volatility and maintain liquidity.

* As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Portfolio Holdings – (Unaudited) (continued)

The investment objective of Angel Oak Income ETF is current income.

* As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Statements of Assets and Liabilities

July 31, 2023 (Unaudited)

	Multi-Strategy Income Fund (a)	Financials Income Impact Fund	High Yield Opportunities Fund	UltraShort Income Fund	Total Return Bond Fund
Assets
Investments in unaffiliated securities at fair value*	$3,119,235,927	$85,090,715	$66,170,634	$543,299,936	$33,227,975
Investments in affiliated securities at fair value*	122,385,177	—	—	4,931,063	—
Cash	584,396	—	—	—	—
Due from Adviser	—	—	—	—	4,582
Deposit at broker for futures*	4,229,561	—	—	733,925	220,278
Deposit at broker for swaps*	2,746,448	—	—	—	—
Receivable for Fund shares sold	4,266,728	752,051	84,599	222,342	—
Receivable for investments sold	29,780,953	—	—	—	—
Dividends and interest receivable	14,813,899	926,923	906,012	1,336,201	159,155
Prepaid expenses	115,517	24,278	21,054	54,117	32,785

Total Assets	3,298,158,606	86,793,967	67,182,299	550,577,584	33,644,775

Liabilities
Payable for credit agreements	100,000,000	—	—	—	—
Payable for reverse repurchase agreements	100,000,000	—	—	—	—
Payable for investments purchased	324,558,250	—	41,667	1,237,142	—
Payable for Fund shares redeemed	4,877,960	112,043	24,602	926,255	—
Payable for distributions to shareholders	4,950,893	199,431	288,931	538,193	127,793
Payable to Adviser	2,029,350	27,106	9,842	94,370	—
Interest payable for credit agreements	981,750	—	—	—	—
Interest payable for reverse repurchase agreements	731,743	—	—	—	—
Payable to administrator, fund accountant, and transfer agent	366,000	24,782	14,204	84,691	8,666
12b-1 fees accrued	99,213	25,430	3,661	16,431	—
Payable to custodian	51,294	650	1,380	9,293	570
Other accrued expenses	185,303	34,388	17,347	48,847	16,077

Total Liabilities	538,831,756	423,830	401,634	2,955,222	153,106

Net Assets	$2,759,326,850	$86,370,137	$66,780,665	$547,622,362	$33,491,669

Net Assets consist of:
Paid-in capital	$4,760,791,473	$153,231,436	$75,512,606	$614,269,716	$40,114,189
Total distributable earnings (accumulated deficit)	(2,001,464,623)	(66,861,299)	(8,731,941)	(66,647,354)	(6,622,520)

Net Assets	$2,759,326,850	$86,370,137	$66,780,665	$547,622,362	$33,491,669

Class A:
Net Assets	$151,288,831	$1,931,784	$3,486,635	$26,769,926	$—

Shares outstanding (unlimited number of shares authorized, no par value)	17,910,154	254,565	326,471	2,786,214	—

Net asset value (“NAV”) per share	$8.45	$7.59	$10.68	$9.61	$—

Offering price per share (NAV/0.9775) (b)	$8.64	$7.76	$10.93	$9.61	$—

Class C:
Net Assets	$40,462,001	$3,719,097	$—	$—	$—

Shares outstanding (unlimited number of shares authorized, no par value)	4,843,631	498,208	—	—	—

Net asset value (“NAV”) and offering price per share	$8.35	$7.46	$—	$—	$—

Minimum redemption price per share (NAV*0.99) (c)	$8.27	$7.39	$—	$—	$—

Institutional Class:
Net Assets	$2,567,576,018	$80,719,256	$63,294,030	$520,326,217	$33,491,669

Shares outstanding (unlimited number of shares authorized, no par value)	304,859,687	10,673,633	5,947,808	54,166,102	3,995,616

Net asset value (“NAV”) and offering price per share	$8.42	$7.56	$10.64	$9.61	$8.38

Class A1:
Net Assets	$—	$—	$—	$526,219	$—

Shares outstanding (unlimited number of shares authorized, no par value)	—	—	—	54,875	—

Net asset value (“NAV”) per share	$—	$—	$—	$9.59	$—

Offering price per share (NAV/0.985) (d)	$—	$—	$—	$9.74	$—

Minimum redemption price per share (NAV*0.995) (e)	$—	$—	$—	$9.54	$—

*Cost of Investments:
Investments in unaffiliated securities	$3,703,269,846	$98,272,335	$70,320,853	$567,926,484	$36,096,518
Investments in affiliated securities	141,005,038	—	—	4,879,821	—
Required margin held as collateral for futures contracts	4,495,600	—	—	616,975	162,400
Required margin held as collateral for swaps	2,492,518	—	—	—	—

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Class A shares impose a maximum 2.25% sales charge on purchases. This fee is not charged to shareholders of the UltraShort Income Fund.
(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.
(d)	Class A1 shares impose a maximum 1.50% sales charge on purchases.
(e)	A contingent deferred sales charge (“CDSC”) of 0.50% may be charged.

See accompanying notes which are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2023 (Unaudited)

	UltraShort Income ETF	Income ETF
Assets
Investments in securities at fair value*	$89,832,204	$39,580,091
Deposit at broker for futures*	—	124,954
Dividends and interest receivable	250,856	167,325

Total Assets	90,083,060	39,872,370

Liabilities
Payable for investments purchased	1,067,942	450,588
Payable to Adviser	21,797	25,701

Total Liabilities	1,089,739	476,289

Net Assets	$88,993,321	$39,396,081

Net Assets consist of:
Paid-in capital	$88,417,178	$39,169,725
Total distributable earnings (accumulated deficit)	576,143	226,356

Net Assets	$88,993,321	$39,396,081

Shares outstanding (unlimited number of shares authorized, no par value)	1,760,000	1,950,000

Net asset value (“NAV”) and offering price per share	$50.56	$20.20

*Cost of Investments:
Investments in securities	$89,785,504	$39,726,708
Required margin held as collateral for futures contracts	—	21,950

See accompanying notes which are an integral part of these financial statements.

Statements of Operations

For the Period Ended July 31, 2023 (Unaudited)

	Multi-Strategy Income Fund (a)	Financials Income Impact Fund	High Yield Opportunities Fund	UltraShort Income Fund	Total Return Bond Fund
Investment Income
Interest	$111,265,824	$2,482,210	$2,379,726	$13,858,723	$801,211
Dividends from unaffiliated investments	1,597,457	88,357	—	—	29,842
Dividends from affiliated investments	3,297,177	—	—	133,910	—

Total Investment Income	116,160,458	2,570,567	2,379,726	13,992,633	831,053

Expenses
Interest expense	15,782,478	4,635	240	—	—
Investment Advisory (See Note 5)	12,831,921	396,587	177,923	1,349,371	84,618
Fund accounting	574,088	9,605	18,123	118,153	9,497
Administration	239,833	17,846	14,783	63,736	12,741
Legal	231,490	14,911	4,374	54,452	2,199
Transfer agent	224,573	33,896	15,196	54,777	7,059
12b-1 – Class A	201,087	3,938	4,336	40,992	—
12b-1 – Class A1	—	—	—	643	—
12b-1 – Class C	215,262	19,909	—	—	—
Trustee	129,252	18,299	16,647	41,041	15,637
Custodian	119,241	2,912	4,441	21,344	1,917
Printing	97,423	6,428	2,849	14,146	1,819
Registration	71,675	32,096	21,323	56,619	27,135
Audit & tax	56,852	16,303	14,609	18,882	14,513
Insurance	23,401	724	362	5,409	181
Compliance	5,611	5,611	5,611	5,611	5,611
Miscellaneous	42,431	5,313	2,800	11,743	809

Total Expenses	30,846,618	589,013	303,617	1,856,919	183,736

Fees contractually recouped by Adviser (See Note 5)	3,729	—	—	—	—
Fees contractually waived by Adviser (See Note 5)	(377,810)	(253,066)	(121,118)	(741,921)	(109,272)

Net Expenses	30,472,537	335,947	182,499	1,114,998	74,464

Net Investment Income (Loss)	85,687,921	2,234,620	2,197,227	12,877,635	756,589

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments in unaffiliated securities	(207,041,340)	(2,308,506)	(356,244)	(5,139,666)	(536,883)
Net realized gain (loss) on futures contracts	36,513,927	—	—	2,187,002	(115,385)
Net realized gain (loss) on securities sold short	(1,165,785)	—	—	—	—
Net realized gain (loss) on swaps	(189,023)	—	—	—	—
Net change in unrealized appreciation/depreciation on unaffiliated investments	139,167,254	(4,015,236)	495,703	6,068,780	(346,191)
Net change in unrealized appreciation/depreciation on affiliated investments	(4,088,574)	—	—	523	—
Net change in unrealized appreciation/depreciation on swaps	(2,745,770)	—	—	—	—
Net change in unrealized appreciation/depreciation on futures contracts	(23,721,546)	—	—	(103,245)	(278,655)

Net Realized and Unrealized Gain (Loss) on Investments	(63,270,857)	(6,323,742)	139,459	3,013,394	(1,277,114)

Net increase (decrease) in net assets resulting from operations	$22,417,064	($4,089,122)	$2,336,686	$15,891,029	($520,525)

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Statements of Operations

For the Period Ended July 31, 2023 (Unaudited)

	UltraShort Income ETF	Income ETF
Investment Income
Interest	$1,856,096	$1,330,065

Total Investment Income	1,856,096	1,330,065

Expenses
Investment Advisory (See Note 5)	159,762	169,392

Total Expenses	159,762	169,392

Fees contractually recouped (waived) by Adviser (See Note 5)	(75,524)	(34,220)

Net Expenses	84,238	135,172

Net Investment Income (Loss)	1,771,858	1,194,893

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	43,286	50,419
Net realized gain (loss) on futures contracts	—	34,578
Net change in unrealized appreciation/depreciation on investments	(175,911)	(435,688)
Net change in unrealized appreciation/depreciation on futures contracts	—	36,431

Net Realized and Unrealized Gain (Loss) on Investments	(132,625)	(314,260)

Net increase (decrease) in net assets resulting from operations	$1,639,233	$880,633

See accompanying notes which are an integral part of these financial statements.

Multi-Strategy Income Fund

Consolidated Statement of Cash Flows (a)

For the Period Ended July 31, 2023 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$22,417,064
Net adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Net amortization and accretion of premium and discount on investments and other cost adjustments	(4,134,286)
Net realized paydown gains on mortgage backed and other asset backed securities	(5,033,981)
Purchases of short-term investments, net	(124,815,649)
Purchases of investments	(341,356,676)
Proceeds from sales of long-term investments	848,741,376
Net realized (gain) loss on investments	207,041,340
Net change in unrealized appreciation/depreciation on investments	(135,078,680)
Net payments for securities sold short	(1,165,785)
Net realized (gain) loss on securities sold short	1,165,785
Change in:
Receivable for investments sold	(20,285,659)
Dividends and interest receivable	2,268,835
Prepaid expenses	(37,802)
Payable for investments purchased	102,273,648
Interest payable for credit agreements	(1,257,500)
Interest payable for reverse repurchase agreements	(991,295)
Payable to Adviser	(121,872)
Payable to administrator, fund accountant and transfer agent	9,291
Payable to custodian	17,391
12b-1 fees accrued	27,955
Other accrued expenses	(46,769)

Net cash provided by (used in) operating activities	549,636,731

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	672,828,054
Payment on shares redeemed	(847,849,789)
Distributions paid to shareholders	(30,697,151)
Proceeds from reverse repurchase agreements	100,000,000
Repayments of reverse repurchase agreements	(249,842,609)
Increase (decrease) in borrowings	(200,000,000)

Net cash provided by (used in) financing activities	(555,561,495)

Net change in cash	(5,924,764)

CASH AND RESTRICTED CASH:
Beginning Balance	13,485,169

Ending Balance	$7,560,405

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$18,031,273
Cash held in money market investments	130,645,748
Non-cash financing activities - distributions reinvested	57,684,283
Non-cash financing activities - (increase) decrease in receivable for Fund shares sold	49,722,988
Non-cash financing activities - increase (decrease) in payable for Fund shares redeemed	(1,049,850)
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF YEAR OR PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES:
Cash	$356,683
Deposit at broker for reverse repurchase agreements	3,907,000
Deposit at broker for futures	8,981,067
Deposit at broker for swaps	240,419

$13,485,169

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF YEAR OR PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES:
Cash	$584,396
Deposit at broker for futures	4,229,561
Deposit at broker for swaps	2,746,448

$7,560,405

(a)	Statement has been consolidated. See Note 1 in the notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Statements of Changes in Net Assets

	For the Period Ended July 31, 2023 (Unaudited) (a)	For the Year Ended January 31, 2023 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$85,687,921	$246,118,503
Net realized gain (loss) on investment transactions, futures contracts, swaps, and securities sold short	(171,882,221)	(329,933,256)
Net change in unrealized appreciation/depreciation on investments and futures contracts	108,611,364	(535,234,497)

Net increase (decrease) in net assets resulting from operations	22,417,064	(619,049,250)

Distributions to Shareholders
Distributions, Class A	(4,716,984)	(11,252,681)
Distributions, Class C	(1,109,412)	(2,543,601)
Distributions, Institutional Class	(82,179,128)	(237,275,677)

Total distributions to shareholders	(88,005,524)	(251,071,959)

Capital Transactions – Class A
Proceeds from shares sold	39,154,244	55,165,501
Reinvestment of distributions	3,544,903	8,235,003
Amount paid for shares redeemed	(38,218,680)	(207,857,948)

Total Class A	4,480,467	(144,457,444)

Capital Transactions – Class C
Proceeds from shares sold	2,752,191	2,927,281
Reinvestment of distributions	834,256	1,916,694
Amount paid for shares redeemed	(8,639,242)	(19,468,158)

Total Class C	(5,052,795)	(14,624,183)

Capital Transactions – Institutional Class
Proceeds from shares sold	581,198,631	1,922,584,974
Reinvestment of distributions	53,305,124	160,861,663
Amount paid for shares redeemed	(799,942,017)	(5,290,316,865)

Total Institutional Class	(165,438,262)	(3,206,870,228)

Net increase (decrease) in net assets resulting from capital transactions	(166,010,590)	(3,365,951,855)

Total Increase (Decrease) in Net Assets	(231,599,050)	(4,236,073,064)

Net Assets
Beginning of year or period	2,990,925,900	7,226,998,964

End of year or period	$2,759,326,850	$2,990,925,900

Share Transactions – Class A
Shares sold	4,566,530	5,945,445
Shares issued in reinvestment of distributions	417,922	886,923
Shares redeemed	(4,499,865)	(22,171,642)

Total Class A	484,587	(15,339,274)

Share Transactions – Class C
Shares sold	328,108	326,745
Shares issued in reinvestment of distributions	99,418	210,355
Shares redeemed	(1,028,562)	(2,142,240)

Total Class C	(601,036)	(1,605,140)

Share Transactions – Institutional Class
Shares sold	68,446,019	206,660,021
Shares issued in reinvestment of distributions	6,301,212	17,289,202
Shares redeemed	(94,299,533)	(567,448,144)

Total Institutional Class	(19,552,302)	(343,498,921)

Net increase (decrease) in share transactions	(19,668,751)	(360,443,335)

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Impact Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$2,234,620	$5,644,491
Net realized gain (loss) on investment transactions	(2,308,506)	(3,058,652)
Net change in unrealized appreciation/depreciation on investments	(4,015,236)	(11,304,317)

Net increase (decrease) in net assets resulting from operations	(4,089,122)	(8,718,478)

Distributions to Shareholders
Distributions, Class A	(73,741)	(285,634)
Distributions, Class C	(81,877)	(214,360)
Distributions, Institutional Class	(2,090,761)	(5,252,982)

Total distributions to shareholders	(2,246,379)	(5,752,976)

Capital Transactions – Class A
Proceeds from shares sold	109,508	7,686,268
Reinvestment of distributions	63,051	274,647
Amount paid for shares redeemed	(3,885,689)	(5,545,874)

Total Class A	(3,713,130)	2,415,041

Capital Transactions – Class C
Proceeds from shares sold	104,719	6,121,420
Reinvestment of distributions	59,090	167,176
Amount paid for shares redeemed	(590,729)	(4,609,226)

Total Class C	(426,920)	1,679,370

Capital Transactions – Institutional Class
Proceeds from shares sold	13,572,420	36,906,252
Reinvestment of distributions	930,476	2,707,443
Amount paid for shares redeemed	(20,978,490)	(92,662,779)

Total Institutional Class	(6,475,594)	(53,049,084)

Net increase (decrease) in net assets resulting from capital transactions	(10,615,644)	(48,954,673)

Total Increase (Decrease) in Net Assets	(16,951,145)	(63,426,127)

Net Assets
Beginning of year or period	103,321,282	166,747,409

End of year or period	$86,370,137	$103,321,282

Share Transactions – Class A
Shares sold	14,521	891,756
Shares issued in reinvestment of distributions	8,072	32,705
Shares redeemed	(491,656)	(671,454)

Total Class A	(469,063)	253,007

Share Transactions – Class C
Shares sold	13,912	713,037
Shares issued in reinvestment of distributions	7,761	20,128
Shares redeemed	(77,268)	(568,783)

Total Class C	(55,595)	164,382

Share Transactions – Institutional Class
Shares sold	1,775,226	4,286,387
Shares issued in reinvestment of distributions	120,620	319,221
Shares redeemed	(2,676,697)	(10,940,708)

Total Institutional Class	(780,851)	(6,335,100)

Net increase (decrease) in share transactions	(1,305,509)	(5,917,711)

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$2,197,227	$3,822,365
Net realized gain (loss) on investment transactions	(356,244)	(1,967,678)
Net change in unrealized appreciation/depreciation on investments	495,703	(4,234,264)

Net increase (decrease) in net assets resulting from operations	2,336,686	(2,379,577)

Distributions to Shareholders
Distributions, Class A	(99,681)	(220,212)
Distributions, Institutional Class	(1,856,257)	(3,644,808)

Total distributions to shareholders	(1,955,938)	(3,865,020)

Capital Transactions – Class A
Proceeds from shares sold	1,693,259	5,670,162
Reinvestment of distributions	98,700	218,084
Amount paid for shares redeemed	(1,739,360)	(6,869,415)

Total Class A	52,599	(981,169)

Capital Transactions – Institutional Class
Proceeds from shares sold	10,760,584	8,512,748
Reinvestment of distributions	346,031	738,044
Amount paid for shares redeemed	(7,870,527)	(13,251,255)

Total Institutional Class	3,236,088	(4,000,463)

Net increase (decrease) in net assets resulting from capital transactions	3,288,687	(4,981,632)

Total Increase (Decrease) in Net Assets	3,669,435	(11,226,229)

Net Assets
Beginning of year or period	63,111,230	74,337,459

End of year or period	$66,780,665	$63,111,230

Share Transactions – Class A
Shares sold	160,896	535,154
Shares issued in reinvestment of distributions	9,349	20,440
Shares redeemed	(165,225)	(651,218)

Total Class A	5,020	(95,624)

Share Transactions – Institutional Class
Shares sold	1,024,460	817,887
Shares issued in reinvestment of distributions	32,878	69,592
Shares redeemed	(751,385)	(1,266,858)

Total Institutional Class	305,953	(379,379)

Net increase (decrease) in share transactions	310,973	(475,003)

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$12,877,635	$22,651,352
Net realized gain (loss) on investment transactions and futures contracts	(2,952,664)	(30,251,012)
Net change in unrealized appreciation/depreciation on investments and futures contracts	5,966,058	(28,050,354)

Net increase (decrease) in net assets resulting from operations	15,891,029	(35,650,014)

Distributions to Shareholders
Distributions, Class A	(657,626)	(1,613,505)
Distributions, Class A1	(10,466)	(7,019)
Distributions, Institutional Class	(12,447,181)	(22,436,611)

Total distributions to shareholders	(13,115,273)	(24,057,135)

Capital Transactions – Class A
Proceeds from shares sold	2,993,164	79,194,866
Reinvestment of distributions	611,335	1,461,291
Amount paid for shares redeemed	(16,516,341)	(207,385,738)

Total Class A	(12,911,842)	(126,729,581)

Capital Transactions – Class A1
Proceeds from shares sold	—	515,011
Reinvestment of distributions	10,391	7,018

Total Class A1	10,391	522,029

Capital Transactions – Institutional Class
Proceeds from shares sold	67,320,291	629,850,657
Reinvestment of distributions	9,430,032	17,077,383
Amount paid for shares redeemed	(212,899,534)	(1,430,986,089)

Total Institutional Class	(136,149,211)	(784,058,049)

Net increase (decrease) in net assets resulting from capital transactions	(149,050,662)	(910,265,601)

Total Increase (Decrease) in Net Assets	(146,274,906)	(969,972,750)

Net Assets
Beginning of year or period	693,897,268	1,663,870,018

End of year or period	$547,622,362	$693,897,268

Share Transactions – Class A
Shares sold	312,576	8,128,678
Shares issued in reinvestment of distributions	63,796	151,093
Shares redeemed	(1,724,627)	(21,282,811)

Total Class A	(1,348,255)	(13,003,040)

Share Transactions – Class A1
Shares sold	—	53,053
Shares issued in reinvestment of distributions	1,087	735

Total Class A1	1,087	53,788

Share Transactions – Institutional Class
Shares sold	7,027,589	64,427,692
Shares issued in reinvestment of distributions	984,343	1,764,255
Shares redeemed	(22,228,978)	(146,914,639)

Total Institutional Class	(14,217,046)	(80,722,692)

Net increase (decrease) in share transactions	(15,564,214)	(93,671,944)

(a)	Class A1 commenced operations on July 12, 2022.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Total Return Bond Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$756,589	$961,225
Net realized gain (loss) on investment transactions and futures contracts	(652,268)	(2,801,853)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(624,846)	(1,427,032)

Net increase (decrease) in net assets resulting from operations	(520,525)	(3,267,660)

Distributions to Shareholders
Distributions, Institutional Class	(773,468)	(994,943)

Total distributions to shareholders	(773,468)	(994,943)

Capital Transactions – Institutional Class
Proceeds from shares sold	—	31,250
Reinvestment of distributions	—	558
Amount paid for shares redeemed	—	(116,137)

Total Institutional Class	—	(84,329)

Net increase (decrease) in net assets resulting from capital transactions	—	(84,329)

Total Increase (Decrease) in Net Assets	(1,293,993)	(4,346,932)

Net Assets
Beginning of year or period	34,785,662	39,132,594

End of year or period	$33,491,669	$34,785,662

Share Transactions – Institutional Class
Shares sold	—	3,235
Shares issued in reinvestment of distributions	—	59
Shares redeemed	—	(12,550)

Total Institutional Class	—	(9,256)

Net increase (decrease) in share transactions	—	(9,256)

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income ETF

Statements of Changes in Net Assets

	For the Period Ended July 31, 2023 (Unaudited)	For the Period Ended January 31, 2023 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$1,771,858	$527,103
Net realized gain (loss) on investment transactions	43,286	11,525
Net change in unrealized appreciation/depreciation on investments	(175,911)	222,611

Net increase (decrease) in net assets resulting from operations	1,639,233	761,239

Distributions to Shareholders
Distributions	(1,507,543)	(316,786)

Total distributions to shareholders	(1,507,543)	(316,786)

Capital Transactions
Proceeds from shares sold	42,327,134	46,090,044

Net increase (decrease) in net assets resulting from capital transactions	42,327,134	46,090,044

Total Increase (Decrease) in Net Assets	42,458,824	46,534,497

Net Assets
Beginning of period	46,534,497	—

End of period	$88,993,321	$46,534,497

Share Transactions
Shares sold	840,000	920,000

Net increase (decrease) in share transactions	840,000	920,000

(a)	Fund commenced operations on October 24, 2022.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Income ETF

Statements of Changes in Net Assets

	For the Period Ended July 31, 2023 (Unaudited)	For the Period Ended January 31, 2023 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$1,194,893	$317,913
Net realized gain (loss) on investment transactions and futures contracts	84,997	29,404
Net change in unrealized appreciation/depreciation on investments and futures contracts	(399,257)	289,071

Net increase (decrease) in net assets resulting from operations	880,633	636,388

Distributions to Shareholders
Distributions	(1,142,421)	(148,244)

Total distributions to shareholders	(1,142,421)	(148,244)

Capital Transactions
Proceeds from shares sold	7,028,705	33,148,155
Amount paid for shares redeemed	(1,007,135)	—

Net increase (decrease) in net assets resulting from capital transactions	6,021,570	33,148,155

Total Increase (Decrease) in Net Assets	5,759,782	33,636,299

Net Assets
Beginning of period	33,636,299	—

End of period	$39,396,081	$33,636,299

Share Transactions
Shares sold	350,000	1,650,000
Shares redeemed	(50,000)	—

Net increase (decrease) in share transactions	300,000	1,650,000

(a)	Fund commenced operations on November 7, 2022.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class A

Consolidated Financial Highlights (a)

(For a share outstanding during each year or period)

For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Selected Per Share Data:
Net asset value, beginning of year or period	$8.63	$10.24	$10.43	$11.10	$11.04	$11.26

Income from investment operations:
Net investment income (loss)	0.24	0.48	0.47	0.46	0.50	0.52
Net realized and unrealized gain (loss) on investments (b)	(0.17)	(1.62)	(0.19)	(0.68)	0.06	(0.22)

Total from investment operations	0.07	(1.14)	0.28	(0.22)	0.56	0.30

Less distributions to shareholders:
From net investment income	(0.25)	(0.47)	(0.47)	(0.45)	(0.50)	(0.52)

Total distributions	(0.25)	(0.47)	(0.47)	(0.45)	(0.50)	(0.52)

Net asset value, end of year or period	$8.45	$8.63	$10.24	$10.43	$11.10	$11.04

Total return (c)(d)	0.69%	-11.28%	2.71%	-1.76%	5.08%	2.72%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$151,2	89	$150,4	50	$335,4	39	$396,7	11	$496,1	14	$590,3	86
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (e)	2.36%	1.79%	1.29%	1.40%	1.37%	1.35%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense (e)	1.27%	1.23%	1.20%	1.21%	1.20%	1.20%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (e)	2.33%	1.77%	1.28%	1.38%	1.36%	1.37%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense (e)	1.24%	1.21%	1.19%	1.19%	1.19%	1.22%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (e)	5.70%	4.83%	4.42%	4.41%	4.46%	4.69%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (e)	5.73%	4.85%	4.43%	4.43%	4.47%	4.67%
Portfolio turnover rate (d)	11%	14%	56%	67%	63%	71%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)

Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class C

Consolidated Financial Highlights (a)

(For a share outstanding during each year or period)

For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Selected Per Share Data:
Net asset value, beginning of year or period	$8.54	$10.13	$10.34	$11.00	$10.95	$11.17

Income from investment operations:
Net investment income (loss)	0.21	0.39	0.38	0.37	0.41	0.44
Net realized and unrealized gain (loss) on investments (b)	(0.18)	(1.58)	(0.20)	(0.66)	0.06	(0.22)

Total from investment operations	0.03	(1.19)	0.18	(0.29)	0.47	0.22

Less distributions to shareholders:
From net investment income	(0.22)	(0.40)	(0.39)	(0.37)	(0.42)	(0.44)

Total distributions	(0.22)	(0.40)	(0.39)	(0.37)	(0.42)	(0.44)

Net asset value, end of year or period	$8.35	$8.54	$10.13	$10.34	$11.00	$10.95

Total return (c)(d)	0.31%	-11.88%	1.78%	-2.41%	4.27%	2.04%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$40,4	62	$46,5	12	$71,4	45	$87,7	43	$116,3	28	$102,4	87
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (e)	3.11%	2.54%	2.04%	2.15%	2.12%	2.10%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense (e)	2.02%	1.98%	1.95%	1.96%	1.95%	1.95%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (e)	3.08%	2.52%	2.03%	2.13%	2.11%	2.12%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense (e)	1.99%	1.96%	1.94%	1.94%	1.94%	1.97%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (e)	4.95%	4.17%	3.69%	3.67%	3.70%	3.94%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (e)	4.98%	4.19%	3.70%	3.69%	3.71%	3.92%
Portfolio turnover rate (d)	11%	14%	56%	67%	63%	71%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)

Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Institutional Class

Consolidated Financial Highlights (a)

(For a share outstanding during each year or period)

For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Selected Per Share Data:
Net asset value, beginning of year or period	$8.61	$10.21	$10.41	$11.08	$11.02	$11.23

Income from investment operations:
Net investment income (loss)	0.25	0.49	0.49	0.48	0.53	0.55
Net realized and unrealized gain (loss) on investments (b)	(0.18)	(1.59)	(0.19)	(0.68)	0.06	(0.21)

Total from investment operations	0.07	(1.10)	0.30	(0.20)	0.59	0.34

Less distributions to shareholders:
From net investment income	(0.26)	(0.50)	(0.50)	(0.47)	(0.53)	(0.55)

Total distributions	(0.26)	(0.50)	(0.50)	(0.47)	(0.53)	(0.55)

Net asset value, end of year or period	$8.42	$8.61	$10.21	$10.41	$11.08	$11.02

Total return (c)	0.82%	-10.98%	2.87%	-1.60%	5.45%	3.05%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$2,567,5	76	$2,793,9	64	$6,820,1	15	$5,927,5	10	$7,153,3	85	$6,555,2	91
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (d)	2.11%	1.54%	1.04%	1.15%	1.12%	1.10%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense (d)	1.02%	0.98%	0.95%	0.96%	0.95%	0.95%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (d)	2.08%	1.52%	1.03%	1.13%	1.11%	1.12%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense (d)	0.99%	0.96%	0.94%	0.94%	0.94%	0.97%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (d)	5.94%	5.03%	4.69%	4.65%	4.70%	4.94%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (d)	5.97%	5.05%	4.70%	4.67%	4.71%	4.92%
Portfolio turnover rate (c)	11%	14%	56%	67%	63%	71%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)

Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Impact Fund – Class A

Financial Highlights

(For a share outstanding during each year or period)

For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Selected Per Share Data:
Net asset value, beginning of year or period	$8.14	$8.96	$8.80	$9.60	$9.33	$9.45

Income from investment operations:
Net investment income (loss)	0.17	0.33	0.33	0.34	0.40	0.44
Net realized and unrealized gain (loss) on investments (a)	(0.53)	(0.82)	0.15	(0.75)	0.27	(0.13)

Total from investment operations	(0.36)	(0.49)	0.48	(0.41)	0.67	0.31

Less distributions to shareholders:
From net investment income	(0.19)	(0.33)	(0.32)	(0.38)	(0.40)	(0.43)
Return of capital	—	—	—	(0.01)	—	—

Total distributions	(0.19)	(0.33)	(0.32)	(0.39)	(0.40)	(0.43)

Net asset value, end of year or period	$7.59	$8.14	$8.96	$8.80	$9.60	$9.33

Total return (b)(c)	-4.49%	-5.59%	5.48%	-4.16%	7.39%	3.36%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$1,9	32	$5,8	93	$4,2	17	$2,7	65	$13,7	20	$7,0	86
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (d)	1.52%	1.44%	1.35%	1.39%	1.34%	1.42%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense (d)	1.51%	1.43%	1.35%	1.37%	1.34%	1.42%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (d)	0.95%	0.95%	0.94%	0.96%	0.94%	0.94%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense (d)	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (d)	4.18%	3.29%	3.14%	3.63%	3.78%	4.22%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (d)	4.75%	3.78%	3.55%	4.06%	4.18%	4.70%
Portfolio turnover rate (c)	8%	11%	32%	30%	36%	45%

(a)

Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(b)	Total return does not include the effect of sales charges.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Impact Fund – Class C

Financial Highlights

(For a share outstanding during each year or period)

For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Selected Per Share Data:
Net asset value, beginning of year or period	$8.01	$8.87	$8.72	$9.51	$9.25	$9.37

Income from investment operations:
Net investment income (loss)	0.15	0.25	0.24	0.30	0.34	0.37
Net realized and unrealized gain (loss) on investments (a)	(0.54)	(0.85)	0.16	(0.76)	0.26	(0.12)

Total from investment operations	(0.39)	(0.60)	0.40	(0.46)	0.60	0.25

Less distributions to shareholders:
From net investment income	(0.16)	(0.26)	(0.25)	(0.32)	(0.34)	(0.37)
Return of capital	—	—	—	(0.01)	—	—

Total distributions	(0.16)	(0.26)	(0.25)	(0.33)	(0.34)	(0.37)

Net asset value, end of year or period	$7.46	$8.01	$8.87	$8.72	$9.51	$9.25

Total return (b)(c)	-4.93%	-6.79%	4.63%	-4.79%	6.59%	2.69%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$3,7	19	$4,4	37	$3,4	52	$5,5	53	$6,1	62	$2,0	39
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (d)	2.27%	2.19%	2.10%	2.15%	2.09%	2.17%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense (d)	2.26%	2.18%	2.10%	2.12%	2.09%	2.17%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (d)	1.70%	1.70%	1.69%	1.72%	1.69%	1.69%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense (d)	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (d)	3.50%	2.51%	2.38%	2.97%	3.02%	3.49%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (d)	4.07%	3.00%	2.79%	3.40%	3.42%	3.97%
Portfolio turnover rate (c)	8%	11%	32%	30%	36%	45%

(a)

Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(b)	Total return does not include the effect of sales charges.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Impact Fund – Institutional Class

Financial Highlights

(For a share outstanding during each year or period)

For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Selected Per Share Data:
Net asset value, beginning of year or period	$8.12	$8.94	$8.79	$9.58	$9.32	$9.44

Income from investment operations:
Net investment income (loss)	0.20	0.34	0.34	0.38	0.43	0.46
Net realized and unrealized gain (loss) on investments (a)	(0.56)	(0.81)	0.15	(0.76)	0.26	(0.13)

Total from investment operations	(0.36)	(0.47)	0.49	(0.38)	0.69	0.33

Less distributions to shareholders:
From net investment income	(0.20)	(0.35)	(0.34)	(0.40)	(0.43)	(0.45)
Return of capital	—	—	—	(0.01)	—	—

Total distributions	(0.20)	(0.35)	(0.34)	(0.41)	(0.43)	(0.45)

Net asset value, end of year or period	$7.56	$8.12	$8.94	$8.79	$9.58	$9.32

Total return (b)	-4.49%	-5.37%	5.64%	-3.81%	7.55%	3.61%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$80,7	19	$92,9	91	$159,0	78	$134,3	35	$258,3	92	$122,3	63
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (c)	1.27%	1.19%	1.10%	1.14%	1.09%	1.17%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense (c)	1.26%	1.18%	1.10%	1.12%	1.09%	1.17%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (c)	0.70%	0.70%	0.69%	0.71%	0.69%	0.69%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense (c)	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (c)	4.50%	3.50%	3.38%	3.91%	4.02%	4.48%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (c)	5.07%	3.99%	3.79%	4.34%	4.42%	4.96%
Portfolio turnover rate (b)	8%	11%	32%	30%	36%	45%

(a)

Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund — Class A

Financial Highlights

(For a share outstanding during each year or period)

For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Selected Per Share Data:
Net asset value, beginning of year or period	$10.63	$11.59	$11.78	$11.76	$11.39	$12.00

Income from investment operations:
Net investment income (loss)	0.34	0.58	0.58	0.58	0.64	0.65
Net realized and unrealized gain (loss) on investments (a)	0.01	(0.96)	(0.19)	0.03	0.37	(0.61)

Total from investment operations	0.35	(0.38)	0.39	0.61	1.01	0.04

Less distributions to shareholders:
From net investment income	(0.30)	(0.58)	(0.58)	(0.59)	(0.64)	(0.65)

Total distributions	(0.30)	(0.58)	(0.58)	(0.59)	(0.64)	(0.65)

Net asset value, end of year or period	$10.68	$10.63	$11.59	$11.78	$11.76	$11.39

Total return (b)(c)	3.38%	-3.13%	3.34%	5.68%	9.08%	0.41%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$3,48	7	$3,41	7	$4,83	4	$3,98	6	$7,77	1	$2,75	4
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (d)	1.18%	1.23%	1.14%	1.14%	1.14%	1.24%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (d)	0.80%	0.89%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (d)	6.16%	5.02%	4.60%	5.18%	5.20%	5.28%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (d)	6.54%	5.36%	4.84%	5.42%	5.44%	5.62%
Portfolio turnover rate (c)	7%	33%	38%	58%	36%	33%

(a)

Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(b)	Total return does not include the effect of sales charges.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Institutional Class

Financial Highlights

(For a share outstanding during each year or period)

For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Selected Per Share Data:
Net asset value, beginning of year or period	$10.58	$11.54	$11.73	$11.71	$11.35	$11.95

Income from investment operations:
Net investment income (loss)	0.36	0.60	0.60	0.63	0.67	0.69
Net realized and unrealized gain (loss) on investments (a)	0.02	(0.95)	(0.18)	0.01	0.36	(0.61)

Total from investment operations	0.38	(0.35)	0.42	0.64	1.03	0.08

Less distributions to shareholders:
From net investment income	(0.32)	(0.61)	(0.61)	(0.62)	(0.67)	(0.68)

Total distributions	(0.32)	(0.61)	(0.61)	(0.62)	(0.67)	(0.68)

Net asset value, end of year or period	$10.64	$10.58	$11.54	$11.73	$11.71	$11.35

Total return (b)	3.62%	-2.89%	3.62%	5.97%	9.28%	0.74%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$63,2	94	$59,6	94	$69,5	03	$68,2	45	$64,7	97	$48,4	26
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (c)	0.93%	0.98%	0.89%	0.89%	0.89%	0.99%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (c)	0.55%	0.64%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (c)	6.43%	5.30%	4.86%	5.41%	5.52%	5.59%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (c)	6.81%	5.64%	5.10%	5.65%	5.76%	5.93%
Portfolio turnover rate (b)	7%	33%	38%	58%	36%	33%

(a)

Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Class A

Financial Highlights

(For a share outstanding during each year or period)

For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Period Ended January 31, 2019 (a)
Selected Per Share Data:
Net asset value, beginning of year or period	$9.56	$10.00	$10.08	$10.12	$10.02	$10.01

Income from investment operations:
Net investment income (loss)	0.14	0.12	0.08	0.19	0.29	0.20
Net realized and unrealized gain (loss) on investments (b)	0.10	(0.36)	(0.05)	(0.04)	0.10	0.01

Total from investment operations	0.24	(0.24)	0.03	0.15	0.39	0.21

Less distributions to shareholders:
From net investment income	(0.19)	(0.20)	(0.11)	(0.19)	(0.29)	(0.20)
From net realized gain	—	—	—	—	—	–	(c)

Total distributions	(0.19)	(0.20)	(0.11)	(0.19)	(0.29)	(0.20)

Net asset value, end of year or period	$9.61	$9.56	$10.00	$10.08	$10.12	$10.02

Total return (d)	2.56%	-2.42%	0.27%	1.52%	3.92%	2.12%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$26,7	70	$39,5	36	$171,3	28	$66,3	66	$51,5	29	$7,9	03
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (e)	0.84%	0.79%	0.78%	0.79%	0.84%	0.94%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (e)	0.60%	0.60%	0.56%	0.51%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (e)	3.71%	1.51%	0.56%	1.45%	2.22%	2.32%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (e)	3.95%	1.70%	0.78%	1.73%	2.56%	2.76%
Portfolio turnover rate (d)	23%	31%	92%	81%	156%	179%

(a)	Class commenced operations on April 30, 2018.
(b)

Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Less than (0.005).
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Class A1

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2023 (Unaudited)	For the Period Ended January 31, 2023 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.55	$9.70

Income from investment operations:
Net investment income (loss)	0.19	0.13
Net realized and unrealized gain (loss) on investments (b)	0.04	(0.14)

Total from investment operations	0.23	(0.01)

Less distributions to shareholders:
From net investment income	(0.19)	(0.14)

Total distributions	(0.19)	(0.14)

Net asset value, end of period	$9.59	$9.55

Total return (c)(d)	2.46%	-0.25%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$526	$513
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (e)	0.84%	0.79%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (e)	0.60%	0.60%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (e)	3.75%	2.32%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (e)	3.99%	2.51%
Portfolio turnover rate (c)	23%	31	% (f)

(a)	Class commenced operations on July 22, 2022.
(b)

Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Total return does not include the effect of sales charges.
(e)	Annualized for periods less than one year.
(f)	Figure presented represents turnover for the Fund as a whole for the entire fiscal period.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each year or period)

For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Period Ended January 31, 2019 (a)
Selected Per Share Data:
Net asset value, beginning of year or period	$9.56	$10.01	$10.09	$10.12	$10.02	$10.00

Income from investment operations:
Net investment income (loss)	0.19	0.19	0.11	0.21	0.31	0.24
Net realized and unrealized gain (loss) on investments (b)	0.07	(0.41)	(0.06)	(0.03)	0.10	0.02

Total from investment operations	0.26	(0.22)	0.05	0.18	0.41	0.26

Less distributions to shareholders:
From net investment income	(0.21)	(0.23)	(0.13)	(0.21)	(0.31)	(0.24)
From net realized gain	—	—	—	—	—	–	(c)

Total distributions	(0.21)	(0.23)	(0.13)	(0.21)	(0.31)	(0.24)

Net asset value, end of year or period	$9.61	$9.56	$10.01	$10.09	$10.12	$10.02

Total return (d)	2.69%	-2.24%	0.51%	1.87%	4.16%	2.60%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$520,3	26	$653,8	48	$1,492,5	42	$796,4	07	$357,3	03	$106,5	96
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (e)	0.59%	0.54%	0.53%	0.54%	0.59%	0.77%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (e)	0.35%	0.35%	0.31%	0.26%	0.25%	0.26%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (e)	3.97%	1.82%	0.82%	1.67%	2.58%	2.37%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (e)	4.21%	2.01%	1.04%	1.95%	2.92%	2.88%
Portfolio turnover rate (d)	23%	31%	92%	81%	156%	179%

(a)	Class commenced operations on April 2, 2018.
(b)

Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Less than (0.005).
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Total Return Bond Fund – Institutional Class

Financial Highlights

(For a share outstanding during each year or period)

For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Period Ended January 31, 2022 (a)
Selected Per Share Data:
Net asset value, beginning of year or period	$8.71	$9.77	$10.00

Income from investment operations:
Net investment income (loss)	0.19	0.24	0.09
Net realized and unrealized gain (loss) on investments (b)	(0.33)	(1.05)	(0.22)

Total from investment operations	(0.14)	(0.81)	(0.13)

Less distributions to shareholders:
From net investment income	(0.19)	(0.25)	(0.10)

Total distributions	(0.19)	(0.25)	(0.10)

Net asset value, end of year or period	$8.38	$8.71	$9.77

Total return (c)	-1.58%	-8.32%	-1.28%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$33,4	92	$34,7	86	$39,1	33
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (d)	1.09%	1.17%	0.97%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (d)	0.44%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (d)	3.82%	2.08%	1.06%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (d)	4.47%	2.67%	1.44%
Portfolio turnover rate (c)	25%	53%	22%

(a)	Class commenced operations on June 4, 2021.
(b)

Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income ETF

Financial Highlights

(For a share outstanding during each period)

For the Period Ended July 31, 2023 (Unaudited)	For the Period Ended January 31, 2023 (a)
Selected Per Share Data:
Net asset value, beginning of period	$50.58	$50.00

Income from investment operations:
Net investment income (loss) (b)	1.53	0.69
Net realized and unrealized gain (loss) on investments (c)	(0.17)	0.27

Total from investment operations	1.36	0.96

Less distributions to shareholders:
From net investment income	(1.38)	(0.38)

Total distributions	(1.38)	(0.38)

Net asset value, end of period	$50.56	$50.58

Total return on net asset value (d)(e)	2.74%	1.92%
Total return on market value (d)(f)	2.78%	1.90%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$88,9	93	$46,5	34
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (g)	0.55%	0.55%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (g)	0.29%	0.29%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (g)	5.84%	4.80%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (g)	6.10%	5.06%
Portfolio turnover rate (d)	45%	23%

(a)	Fund commenced operations on October 24, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)

Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)

Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the period. Dividends and distributions are assumed to be reinvested.

(f)

Total return on market value is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(g)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Income ETF

Financial Highlights

(For a share outstanding during each period)

For the Period Ended July 31, 2023 (Unaudited)	For the Period Ended January 31, 2023 (a)
Selected Per Share Data:
Net asset value, beginning of period	$20.39	$20.00

Income from investment operations:
Net investment income (loss) (b)	0.70	0.26
Net realized and unrealized gain (loss) on investments (c)	(0.21)	0.23

Total from investment operations	0.49	0.49

Less distributions to shareholders:
From net investment income	(0.68)	(0.10)

Total distributions	(0.68)	(0.10)

Net asset value, end of period	$20.20	$20.39

Total return on net asset value (d)(e)	2.50%	2.41%
Total return on market value (d)(f)	2.45%	2.49%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$39,3	96	$33,6	36
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (g)	0.99%	0.99%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (g)	0.79%	0.79%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (g)	6.78%	5.44%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (g)	6.98%	5.64%
Portfolio turnover rate (d)	18%	59%

(a)	Fund commenced operations on November 7, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)

Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)

Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the period. Dividends and distributions are assumed to be reinvested.

(f)

Total return on market value is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(g)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 14.43%
ACC Trust, Series 2022-1, Class D, 6.650%, 10/20/2028 (a)	$1,500,000	$1,417,386
ACHV TRUST, Series 2023-1PL, Class B, 6.800%, 3/18/2030 (a)	1,500,000	1,503,983
ACHV TRUST, Series 2023-1PL, Class D, 8.470%, 3/18/2030 (a)	4,800,000	4,881,893
ACHV TRUST, Series 2023-3PL, Class B, 7.170%, 8/19/2030 (a)(b)	1,000,000	1,005,032
ACHV TRUST, Series 2023-3PL, Class C, 7.350%, 8/19/2030 (a)(b)	1,250,000	1,256,255
ACHV TRUST, Series 2023-3PL, Class D, 8.360%, 8/19/2030 (a)(b)	800,000	812,506
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/17/2026 (a)	4,500,000	4,137,048
Affirm Asset Securitization Trust, Series 2021-B, Class E, 4.610%, 8/17/2026 (a)	2,900,000	2,594,201
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.870%, 11/13/2028 (a)	1,540,000	1,290,015
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)	2,220,000	1,632,794
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.380%, 9/17/2029 (a)	500,000	457,977
Avant Credit Card Master Trust, Series 2021-1A, Class C, 2.160%, 4/15/2027 (a)	2,500,000	2,323,953
Avant Loans Funding Trust, Series 2021-REV1, Class B, 1.640%, 7/15/2030 (a)	1,793,000	1,722,338
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,570,000	1,464,909
Avis Budget Rental Car Funding LLC, Series 2019-2A, Class D, 3.040%, 9/22/2025 (a)	4,500,000	4,204,233
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)	4,500,000	3,956,328
BHG Securitization Trust, Series 2021-B, Class D, 3.170%, 10/17/2034 (a)	1,170,000	942,477
CAL Receivables LLC, Series 2022-1, Class B, 9.418% (SOFR30A + 4.350%), 10/15/2026 (a)(c)	9,580,000	9,438,206
Carvana Auto Receivables Trust, Series 2021-N1, Class F, 4.550%, 1/10/2028 (a)	2,500,000	2,293,160
Carvana Auto Receivables Trust, Series 2021-N2, Class E, 2.900%, 3/10/2028 (a)(d)	26,900,000	24,306,248
Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.020%, 5/10/2028	5,000,000	4,273,250
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.160%, 6/12/2028 (a)	3,310,000	2,904,177
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.530%, 9/11/2028 (a)	3,120,000	2,819,113
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.280%, 5/10/2029	1,300,000	1,286,262
Chase Auto Credit Linked Notes, Series 2021-2, Class E, 2.280%, 12/26/2028 (a)	316,145	307,972
Conn’s Receivables Funding LLC, Series 2022-A, Class B, 9.520%, 12/15/2026 (a)	486,003	488,475
Consumer Loan Underlying Bond Credit Trust, Series 2017-P2, Class CL1, 0.000%, 1/15/2024 (a)(e)	125,000	1,144
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	3,700,000	3,556,599
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	1,500,000	1,450,503
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)	2,300,000	2,098,002
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	1,700,000	1,440,073
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)	7,750,000	7,246,839
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.880%, 4/16/2029 (a)	5,400,000	4,792,716
DT Auto Owner Trust, Series 2021-4A, Class E, 3.340%, 7/17/2028 (a)	3,000,000	2,643,246
DT Auto Owner Trust, Series 2021-3A, Class E, 2.650%, 9/15/2028 (a)	5,250,000	4,685,342
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.020%, 1/17/2028 (a)	5,750,000	5,097,024
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.040%, 12/15/2028 (a)	1,700,000	1,508,954
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	700,000	712,847
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.020%, 10/15/2029 (a)	2,000,000	1,777,362
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.750%, 11/15/2030 (a)	600,000	602,611
Fat Brands Fazoli’s Native LLC, Series 2021-1, Class A2, 6.000%, 7/25/2051 (a)	2,000,000	1,783,236
Flagship Credit Auto Trust, Series 2020-4, Class E, 3.840%, 7/17/2028 (a)(d)	10,700,000	9,903,310
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.160%, 9/15/2028 (a)	4,100,000	3,412,081

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Flagship Credit Auto Trust, Series 2021-4, Class E, 4.030%, 3/15/2029 (a)	$4,000,000	$3,410,820
Flagship Credit Auto Trust, Series 2022-1, Class E, 5.370%, 6/15/2029 (a)	1,500,000	1,330,394
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	1,204,791	1,067,405
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)	5,000,000	4,480,670
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	1,740,000	1,602,331
Foundation Finance Trust, Series 2023-1A, Class D, 9.180%, 12/15/2043 (a)	1,200,000	1,229,204
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E, 2.980%, 4/15/2027 (a)	5,105,000	4,819,993
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.350%, 10/15/2027 (a)	2,500,000	2,272,810
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class F, 4.190%, 2/15/2029 (a)	900,000	783,018
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class E, 4.690%, 8/15/2029 (a)	4,500,000	4,101,224
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.090%, 10/15/2029 (a)	500,000	490,903
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030 (a)	2,380,000	2,382,228
FREED ABS Trust, Series 2022-3FP, Class D, 7.360%, 8/20/2029 (a)	500,000	496,806
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class E, 2.870%, 5/15/2028 (a)	2,000,000	1,831,506
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.200%, 10/16/2028 (a)	7,500,000	6,789,420
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.430%, 10/16/2028 (a)	5,000,000	4,581,165
Goldman Home Improvement Trust, Series 2021-GRN2, Class C, 2.770%, 6/25/2051 (a)	9,644,000	8,600,413
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	2,621,000	2,332,818
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	3,762,210	3,241,072
Goodleap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.800%, 5/20/2055 (a)	900,000	869,920
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	1,162,840	901,084
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	2,306,761	1,861,053
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.980%, 12/26/2025 (a)(d)	13,000,000	12,218,388
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)	3,800,000	3,621,966
Hertz Vehicle Financing LP, Series 2021-2A, Class D, 4.340%, 12/27/2027 (a)	4,185,000	3,639,222
JP Morgan Chase Bank, Series 2020-1, Class E, 3.715%, 1/25/2028 (a)	20,143	20,049
LendingClub Receivables Trust, Series 2019-7, Class R1, 0.000%, 1/15/2027 (a)(e)	8,702,377	1,424,543
LendingClub Receivables Trust, Series 2019-7, Class R2, 0.000%, 1/15/2027 (a)(e)	1,779,730	291,334
LendingClub Receivables Trust, Series 2019-1, Class CERT, 0.000%, 7/17/2045 (a)	932,340	3,261,554
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.020%, 6/15/2029 (a)(e)	3,320,000	1,378,597
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.450%, 10/15/2029 (a)	1,500,000	1,256,677
LendingPoint Asset Securitization Trust, Series 2021-B, Class C, 3.210%, 2/15/2029 (a)	2,000,000	1,894,106
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.000%, 5/15/2028 (a)(e)	1,576,000	607,954
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.310%, 10/16/2028 (a)	800,000	788,429
LP LMS Asset Securitization Trust, Series 2023-1A, Class B, 7.484%, 10/17/2033 (a)	800,000	755,779
Marlette Funding Trust, Series 2022-2A, Class D, 7.500%, 8/15/2032 (a)	500,000	496,540
Marlette Funding Trust, Series 2022-3A, Class D, 7.800%, 11/15/2032 (a)	1,000,000	998,664
Marlette Funding Trust, Series 2023-2A, Class D, 7.920%, 6/15/2033 (a)	2,500,000	2,513,505
Marlette Funding Trust, Series 2023-3A, Class B, 6.710%, 9/15/2033 (a)	3,000,000	3,007,089
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(f)	1,064,189	843,016
Mosaic Solar Loan Trust, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)	971,298	712,160

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Octane Receivables Trust, Series 2023-2A, Class D, 7.380%, 6/20/2031 (a)	$2,259,000	$2,245,487
Oportun Financial Corp., Series 2022-3, Class C, 10.147%, 1/8/2030 (a)	2,100,000	2,155,505
Pagaya AI Debt Selection Trust, Series 2020-3, Class C, 6.430%, 5/17/2027 (a)	1,537,139	1,536,286
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	8,596,456	7,545,840
Pagaya AI Debt Selection Trust, Series 2021-3, Class B, 1.740%, 5/15/2029 (a)	4,499,755	4,376,259
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.270%, 5/15/2029 (a)	3,299,820	2,745,616
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.930%, 8/15/2029 (a)	2,399,717	2,062,986
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)(d)	6,999,074	6,526,651
Pagaya AI Debt Selection Trust, Series 2022-1, Class C, 4.888%, 10/15/2029 (a)	6,299,167	5,275,584
Pagaya AI Debt Selection Trust, Series 2022-3, Class B, 8.050%, 3/15/2030 (a)	1,199,884	1,194,616
Pagaya AI Debt Selection Trust, Series 2022-5, Class B, 10.310%, 6/17/2030 (a)	1,399,948	1,432,063
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	1,599,778	1,630,743
Pagaya AI Debt Selection Trust, Series 2023-3, Class B, 9.570%, 12/16/2030 (a)	1,200,000	1,219,501
Pagaya AI Debt Selection Trust, Series 2023-5, Class B, 7.625%, 4/15/2031 (a)	4,000,000	4,014,496
Pagaya AI Debt Selection Trust, Series 2023-5, Class C, 9.099%, 4/15/2031 (a)	750,000	759,910
Reach Financial LLC, Series 2022-2A, Class C, 8.400%, 5/15/2030 (a)	1,600,000	1,618,205
Reach Financial LLC, Series 2023-1A, Class A, 7.050%, 2/18/2031 (a)	4,000,000	4,012,592
Reach Financial LLC, Series 2023-1A, Class C, 8.450%, 2/18/2031 (a)	600,000	600,098
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.000%, 11/20/2030 (a)	1,150,000	1,046,552
Saluda Grade Fund Trust, Series 2022-SG2, Class A, 5.000%, 5/15/2052 (a)	15,000,000	14,021,820
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032 (a)	765,371	756,787
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.986%, 12/15/2032 (a)	1,348,605	1,352,678
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.197%, 12/15/2032 (a)	993,709	1,007,064
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.280%, 3/15/2027 (a)	1,750,000	1,598,705
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	500,000	449,961
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	2,650,000	2,649,815
Stone Street Receivables Funding LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	606,307	513,932
TH MSR Issuer Trust, Series 2019-FT1, Class A, 8.212% (TSFR1M + 2.914%), 6/25/2024 (a)(c)	2,000,000	1,953,290
Theorem Funding Trust, Series 2022-2A, Class B, 9.270%, 12/15/2028 (a)	3,700,000	3,754,257
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	2,520,000	2,459,974
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	5,000,000	4,670,600
United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.300%, 9/10/2027 (a)	1,035,000	1,006,574
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	16,715	16,682
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 14.922%, 5/15/2027 (a)(g)	5,112,797	4,623,262
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT, 0.000%, 11/20/2026 (a)(e)	3,500,000	643,433
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT, 0.000%, 7/20/2027 (a)(e)	1,475,000	369,138
Upstart Pass-Through Trust, Series 2021-ST6, Class CERT, 0.000%, 8/20/2027 (a)(e)	5,450,000	1,671,321
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT, 0.000%, 9/20/2029 (a)(e)	1,500,000	706,589
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT, 0.000%, 10/20/2029 (a)(e)	2,370,000	820,036
Upstart Pass-Through Trust, Series 2021-ST8, Class A, 1.750%, 10/20/2029 (a)	1,549,874	1,496,115
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 0.000%, 11/20/2029 (a)(e)	1,629,000	539,053
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT, 0.000%, 3/20/2030 (a)(e)	2,400,000	804,262
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT, 0.000%, 4/20/2030 (a)(e)	1,500,000	436,276
Upstart Securitization Trust, Series 2019-1, Class CERT, 0.000%, 4/20/2026 (a)	20,143	884,250
Upstart Securitization Trust, Series 2019-3, Class CERT, 0.000%, 1/21/2030 (a)(h)	25,442	2,272,716
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	8,000,000	7,720,456

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	$5,500,000	$5,099,000
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)	13,476,000	12,141,836
Upstart Securitization Trust, Series 2021-4, Class C, 3.190%, 9/20/2031 (a)	5,250,000	4,541,476
Upstart Securitization Trust, Series 2021-5, Class C, 4.150%, 11/20/2031 (a)	9,100,000	7,839,750
Upstart Securitization Trust, Series 2022-1, Class C, 5.710%, 3/20/2032 (a)	1,800,000	1,380,406
Upstart Securitization Trust, Series 2022-2, Class C, 8.430%, 5/20/2032 (a)	1,500,000	1,454,273
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	800,000	782,242
Upstart Securitization Trust, Series 2023-2, Class B, 7.920%, 6/20/2033 (a)	1,000,000	999,298
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	2,137,086	2,068,483
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	1,300,000	1,238,887
US Auto Funding Trust, Series 2022-1A, Class D, 9.140%, 7/15/2027 (a)(e)	2,053,000	437,971
Veros Auto Receivables Trust, Series 2022-1, Class D, 7.230%, 7/16/2029 (a)	500,000	478,899
Veros Automobile Receivables Trust, Series 2020-1, Class D, 5.640%, 2/16/2027 (a)	5,970,000	5,733,630
Veros Automobile Receivables Trust, Series 2023-1, Class D, 11.460%, 8/15/2030 (a)	700,000	715,994
Westlake Automobile Receivables Trust, Series 2021-1A, Class F, 3.910%, 9/15/2027 (a)	4,000,000	3,670,560
Westlake Automobile Receivables Trust, Series 2021-3A, Class F, 4.250%, 6/15/2028 (a)	3,000,000	2,660,820

TOTAL ASSET-BACKED SECURITIES (Cost – $455,334,513)		$398,079,470

Collateralized Debt Obligations – 0.10%
Anchorage Credit Funding Ltd., Series 2020-11A, Class E, 7.050%, 4/25/2038 (a)	3,500,000	2,844,618

TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost – $3,410,470)		$2,844,618

Collateralized Loan Obligations – 3.81%
Allegro CLO Ltd., Series 2014-1RX, Class SUB, 0.000%, 10/21/2028 (e)(g)(i)	4,000,000	120,000
ALM CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 10/15/2029 (a)(e)(g)	6,000,000	2,160,000
Ares CLO Ltd., Series 2020-58A, Class BR, 7.158% (TSFR3M + 1.850%), 1/15/2035 (a)(c)	5,000,000	4,854,665
AUF Funding LLC, Series 2022-1A, Class A1LN, 7.826% (TSFR3M + 2.500%), 1/20/2031 (a)(c)	4,482,115	4,491,738
Barings CLO Ltd., Series 2018-4A, Class D, 8.470% (TSFR3M + 3.162%), 10/15/2030 (a)(c)	2,750,000	2,649,955
Barings CLO Ltd., Series 2015-2A, Class DR, 8.538% (TSFR3M + 3.212%), 10/20/2030 (a)(c)	1,250,000	1,192,051
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (e)(g)	1,500,000	1,222,345
Blackrock MT Hood CLO LLC, Series 2023-1A, Class VDN, 0.000%, 4/20/2035 (a)(e)(g)	2,000,000	940,000
Carbone CLO Ltd., Series 2017-1A, Class A1, 6.728% (TSFR3M + 1.402%), 1/20/2031 (a)(c)	1,566,606	1,558,775
Carlyle CLO Ltd., Series 2017-3A, Class SUB, 0.000%, 7/20/2029 (a)(e)(g)	5,525,000	607,750
CBAM Ltd., Series 2018-6A, Class B1R, 7.670% (TSFR3M + 2.362%), 1/15/2031 (a)(c)	5,000,000	4,906,275
CIFC Funding Ltd., Series 2015-2X, Class INC, 0.000%, 4/15/2030 (g)(i)(j)	5,000,000	—
CIFC Funding Ltd., Series 2021-6A, Class B, 7.220% (TSFR3M + 1.912%), 10/15/2034 (a)(c)	1,000,000	980,486
East West Investment Management CLO Ltd., Series 2019-FAL, Class D, 10.298% (TSFR3M + 4.972%), 1/20/2033 (a)(c)	5,000,000	4,775,730
Eaton Vance CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/15/2031 (a)(e)(g)	5,000,000	2,600,000
Garrison Funding Ltd., Series 2018-2RA, Class BR, 8.549% (3 Month LIBOR USD + 3.170%), 11/20/2029 (a)(c)	4,500,000	4,368,222
Golub Capital Partners CLO Ltd., Series 2013-17A, Class A1R, 7.263% (TSFR3M + 1.912%), 10/25/2030 (a)(c)	805,624	806,982
Golub Capital Partners CLO Ltd., Series 2017-34A, Class B1R, 7.926% (3 Month LIBOR USD + 2.600%), 3/14/2031 (a)(c)	1,550,000	1,526,865

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
ICG US CLO Ltd., Series 2021-1A, Class E, 11.900% (TSFR3M + 6.592%), 4/17/2034 (a)(c)	$2,000,000	$1,823,266
Jay Park CLO Ltd., Series 2016-1X, Class SUB, 0.000%, 10/20/2027 (e)(g)(i)	4,000,000	600,000
LJV MM CLO LLC, Series 2022-1A, Class A1, 7.219% (TSFR3M + 1.850%), 4/28/2034 (a)(c)	5,000,000	4,907,100
Madison Park Funding Ltd., Series 2018-30A, Class A, 6.320% (TSFR3M + 1.012%), 4/15/2029 (a)(c)	4,016,032	3,988,827
Madison Park Funding Ltd., Series 2014-13A, Class BR2, 7.082% (TSFR3M + 1.762%), 4/19/2030 (a)(c)	4,200,000	4,172,179
Magnetite Ltd., Series 2015-14RA, Class B, 7.172% (TSFR3M + 1.862%), 10/18/2031 (a)(c)	7,710,000	7,642,815
MCF CLO LLC, Series 2017-3A, Class ER, 14.738% (TSFR3M + 9.412%), 7/20/2033 (a)(c)(e)	3,000,000	2,891,304
Monroe Capital MML CLO Ltd., Series 2018-2A, Class E, 12.629% (3 Month LIBOR USD + 7.250%), 11/22/2030 (a)(c)(e)	4,080,000	3,855,718
Monroe Capital MML CLO Ltd., Series 2019-2A, Class D, 10.607% (TSFR3M + 5.262%), 10/22/2031 (a)(c)	700,000	686,346
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 13.919% (3 Month LIBOR USD + 8.540%), 5/20/2033 (a)(c)(e)	3,000,000	2,779,860
Monroe Capital MML CLO Ltd., Series 2019-1A, Class ER, 13.739% (3 Month LIBOR USD + 8.360%), 11/22/2033 (a)(c)(e)	4,440,000	3,968,223
Northwoods Capital Ltd., Series 2018-17A, Class SUB, 0.000%, 4/22/2031 (a)(e)(g)	2,650,000	901,000
Sound Point CLO Ltd., Series 2013-1A, Class A3R, 7.462% (TSFR3M + 2.112%), 1/26/2031 (a)(c)	2,400,000	2,265,444
Sound Point CLO Ltd., Series 2014-1RA, Class E, 11.672% (TSFR3M + 6.362%), 7/18/2031 (a)(c)	4,500,000	3,325,482
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 7.452% (3 Month LIBOR USD + 1.900%), 6/15/2031 (a)(c)(k)	17,756,577	16,942,953
Strata CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 10/20/2033 (a)(e)(g)	3,000,000	1,470,000
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, 6.290% (3 Month LIBOR USD + 0.960%), 11/18/2030 (a)(c)	1,180,560	1,172,901
THL Credit Wind River CLO Ltd., Series 2019-3A, Class E2R, 12.320% (TSFR3M + 7.012%), 4/15/2031 (a)(c)	1,500,000	1,361,790
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 7/20/2029 (a)(e)(g)	4,900,000	735,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $123,707,021)		$105,252,047

Commercial Mortgage-Backed Securities – 2.56%
Capital Funding Mortgage Trust, Series 2020-9, Class B, 20.105% (TSFR1M + 14.900%), 11/19/2023 (a)(c)	4,207,662	4,165,522
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 9.444% (TSFR1M + 4.222%), 7/15/2031 (a)(c)	500,000	76,635
Harvest SBA Loan Trust, Series 2018-1, Class A, 7.400% (TSFR1M + 2.364%), 8/25/2044 (a)(c)	556,182	551,146
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 6.719% (TSFR1M + 1.497%), 4/15/2031 (a)(c)(k)	3,500,000	3,082,978
Med Trust, Series 2021-MDLN, Class G, 10.586% (TSFR1M + 5.364%), 11/15/2038 (a)(c)	2,144,707	2,003,697
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.184%, 2/15/2046 (a)(e)(g)	1,000,000	51,250
Newtek Small Business Loan Trust, Series 2018-1, Class B, 9.000% (PRIME + 0.750%), 2/25/2044 (a)(c)	900,586	903,537
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 5/25/2037 (a)(g)	3,521,628	3,459,682
X-Caliber Funding LLC, 11.000%, 10/15/2024 (a)	4,000,000	3,721,524

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – (continued)
X-Caliber Funding LLC, 11.705% (TSFR1M + 6.614%), 11/6/2024 (a)(c)	$1,628,000	$1,625,063
X-Caliber Funding LLC, 12.090% (TSFR1M + 7.750%), 3/15/2024 (a)(c)	748,203	724,067
X-Caliber Funding LLC, 5.000%, 10/15/2024 (a)	300,000	280,040
X-Caliber Funding LLC, 7.000%, 9/30/2023 (a)	3,621,300	3,238,945
X-Caliber Funding LLC, 7.891% (TSFR1M + 2.750%), 3/15/2024 (a)(c)	3,990,418	3,936,515
X-Caliber Funding LLC, Series 2021-7, Class A, 8.205% (TSFR1M + 3.114%), 1/6/2026 (a)(c)	4,415,390	4,284,580
X-Caliber Funding LLC, Series 2021-7, Class B1, 11.205% (TSFR1M + 6.114%), 1/6/2026 (a)(c)	165,000	156,221
X-Caliber Funding LLC, Series 2021-7, Class B2, 0.000%, 1/6/2026 (a)	1,788,000	1,758,233
X-Caliber Funding LLC, Series 2021-CT6, Class B1, 11.205% (TSFR1M + 6.114%), 1/6/2026 (a)(c)	9,375,000	8,875,959
X-Caliber Funding LLC, Series 2021-CT6, Class B2, 5.250%, 1/6/2026 (a)	2,180,000	2,135,247
X-Caliber Mortgage Trust, Series 2019-1, Class B1, 20.867% (TSFR1M + 15.754%), 11/6/2023 (a)(c)	5,129,931	5,060,523
X-Caliber Mortgage Trust, Series 2020-1, Class B1, 12.727% (TSFR1M + 7.614%), 2/6/2024 (a)(c)	1,995,666	1,953,286
X-Caliber Mortgage Trust, Series 2020-2, Class B1, 12.705% (1 Month LIBOR USD + 7.500%), 3/6/2024 (a)(c)	6,765,846	6,721,037
X-Caliber Mortgage Trust, Series 2020-5, Class A, 8.483% (TSFR1M + 3.370%), 10/15/2023 (a)(c)	2,221,023	2,170,124
X-Caliber Mortgage Trust, Series 2020-5, Class B1, 13.483% (TSFR1M + 8.370%), 10/15/2023 (a)(c)	5,182,388	4,959,198
X-Caliber Mortgage Trust, Series 2021-10, Class B1, 13.233% (TSFR1M + 8.120%), 6/6/2024 (a)(c)	2,000,000	1,954,912
X-Caliber Mortgage Trust, Series 2021-9, Class B1, 13.233% (TSFR1M + 8.120%), 3/1/2024 (a)(c)	1,215,000	759,346
X-Caliber Mortgage Trust, Series 2021-WY4, Class B1, 13.233% (TSFR1M + 8.120%), 2/15/2024 (a)(c)	2,020,000	1,974,441

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $74,916,600)		$70,583,708

Commercial Mortgage-Backed Securities – U.S. Government Agency – 0.61%
Federal Home Loan Mortgage Corp., Series 2017-KF35, Class B, 7.968% (SOFR30A + 2.864%), 8/25/2024 (a)(c)	2,063,287	2,017,566
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 7.718% (SOFR30A + 2.614%), 11/25/2024 (a)(c)	600,479	569,083
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 7.368% (SOFR30A + 2.264%), 1/25/2026 (a)(c)	1,182,007	1,120,929
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 7.518% (SOFR30A + 2.414%), 6/25/2026 (a)(c)	2,487,563	2,350,877
Federal National Mortgage Association, Series 2019-01, Class B10, 10.683% (SOFR30A + 5.614%), 10/25/2049 (a)(c)	1,500,000	1,336,335
Federal National Mortgage Association, Series 2019-01, Class CE, 13.933% (SOFR30A + 8.864%), 10/25/2049 (a)(c)	2,000,000	1,945,696
Federal National Mortgage Association, Series 2020-01, Class CE, 12.683% (SOFR30A + 7.614%), 3/25/2050 (a)(c)	8,000,000	7,506,600

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $17,818,030)		$16,847,086

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 0.50%
Real Estate Investment Trust – 0.50%
Annaly Capital Management, Inc.	84,833	$1,704,295
Ellington Financial, Inc.	103,500	1,399,320
PennyMac Mortgage Investment Trust	81,182	1,037,506
Redwood Trust, Inc.	929,117	6,996,251
Rithm Capital Corp.	258,870	2,609,410

TOTAL COMMON STOCKS (Cost – $20,753,415)		$13,746,782

Corporate Obligations – 3.80%	Principal Amount
Basic Materials – 0.28%
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(e)(i)	$2,223,690	2,257,045
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	1,700,000	1,536,837
Mercer International, Inc., 5.500%, 1/15/2026	650,000	627,951
Mercer International, Inc., 5.125%, 2/1/2029	1,400,000	1,144,499
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	2,300,000	2,122,393

		7,688,725

Communications – 0.28%
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	2,400,000	1,873,627
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)	1,900,000	1,715,753
EquipmentShare.com, Inc., 9.000%, 5/15/2028 (a)	500,000	496,104
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	3,900,000	2,675,459
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	1,000,000	964,680

		7,725,623

Consumer, Cyclical – 0.32%
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,700,000	1,452,058
FirstCash, Inc., 4.625%, 9/1/2028 (a)	1,500,000	1,340,078
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029	1,500,000	1,384,787
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/2026 (a)	1,300,000	1,226,854
NCL Corp Ltd., 8.375%, 2/1/2028 (a)	300,000	313,028
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	400,000	403,802
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	3,100,000	2,796,484

		8,917,091

Consumer, Non-cyclical – 0.15%
Medline Borrower LP, 5.250%, 10/1/2029 (a)	900,000	796,039
NESCO Holdings, Inc., 5.500%, 4/15/2029 (a)	1,700,000	1,547,850
Upbound Group, Inc., 6.375%, 2/15/2029 (a)	2,100,000	1,928,735

		4,272,624

Energy – 0.11%
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.750%, 7/15/2028 (a)	200,000	199,743
CITGO Petroleum Corp., 7.000%, 6/15/2025 (a)	100,000	98,902
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)	200,000	169,982
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	200,000	183,755

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Energy – (continued)
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	$2,550,000	$2,199,483
Venture Global LNG, Inc., 8.375%, 6/1/2031 (a)	250,000	253,948

		3,105,813

Financial – 2.49%
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	5,000,000	4,237,090
B. Riley Financial, Inc., 6.375%, 2/28/2025 (l)	7,000,000	6,661,200
Banc of California, Inc., 5.250%, 4/15/2025	3,650,000	3,389,603
Columbia Banking System, Inc., 10.581% (TSFR3M + 5.522%), 12/10/2025 (a)(c)	2,500,000	2,473,943
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(c)	1,000,000	871,620
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (c)	1,000,000	858,679
First NBC Bank Holding Co., 5.750%, 2/18/2025 (e)(j)(m)	13,500,000	1,312,200
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	1,900,000	1,741,969
Georgia Banking Co., Inc., 4.125% (TSFR3M + 3.400%), 6/15/2031 (a)(c)	4,000,000	3,381,984
Hanmi Financial Corp., 3.750% (TSFR3M + 3.100%), 9/1/2031 (c)	3,300,000	2,652,945
HAT Holdings I LLC / HAT Holdings II LLC, 6.000%, 4/15/2025 (a)	200,000	197,006
Jacksonville Bancorp, Inc., 9.302% (3 Month LIBOR USD + 3.750%), 9/15/2038 (a)(c)	1,200,000	1,140,421
Kingstone Cos, Inc., 12.000%, 12/30/2024 (a)(e)	1,852,000	1,768,660
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	800,000	516,908
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	3,300,000	3,146,572
Midland States Bancorp, Inc., 5.000% (TSFR3M + 3.610%), 9/30/2029 (c)	750,000	665,696
Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028 (a)	2,500,000	2,266,500
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	1,900,000	1,920,495
Northern Bancorp, Inc., 4.750% (TSFR3M + 3.275%), 12/30/2029 (a)(c)	1,000,000	858,563
OneMain Finance Corp., 4.000%, 9/15/2030	800,000	629,214
PennyMac Financial Services, Inc., 4.250%, 2/15/2029 (a)	900,000	743,543
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	900,000	760,274
PHH Mortgage Corp., 7.875%, 3/15/2026 (a)	2,500,000	2,253,401
PRA Group, Inc., 5.000%, 10/1/2029 (a)	2,600,000	1,985,620
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (c)	1,500,000	1,177,699
Preferred Pass-Through Trust, 6.697% (N/A + 0.000%), 12/29/2049 (a)(e)(n)	1,000,000	720,000
Ready Capital Corp., 6.200%, 7/30/2026 (l)	8,000,000	7,555,200
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	2,700,000	2,732,495
TIAA FSB Holdings, Inc., 4.381%, 1/7/2035 (e)(g)	5,000,000	3,150,000
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)	2,000,000	1,862,500
Trinity Capital, Inc., 7.000%, 1/16/2025 (e)(l)	2,500,000	2,462,500
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	2,800,000	2,464,133
Zais Group LLC, 7.000%, 11/15/2023 (a)	169,200	168,988

		68,727,621

Industrial – 0.17%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	1,400,000	1,346,079
Clearwater Paper Corp., 4.750%, 8/15/2028 (a)	1,400,000	1,233,922
Covanta Holding Corp., 4.875%, 12/1/2029 (a)	200,000	176,812
Owens-Brockway Glass Container, Inc., 7.250%, 5/15/2031 (a)	225,000	228,931
Seaspan Corp., 5.500%, 8/1/2029 (a)	1,350,000	1,102,099

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Industrial – (continued)
Smyrna Ready Mix Concrete LLC, 6.000%, 11/1/2028 (a)	$200,000	$190,855
XPO, Inc., 7.125%, 6/1/2031 (a)	250,000	253,202

		4,531,900

TOTAL CORPORATE OBLIGATIONS (Cost – $130,165,904)		$104,969,397

Investment Companies – 4.44%	Shares
Affiliated Exchange Traded Funds – 0.53%
Angel Oak Income ETF	481,200	9,725,052
Angel Oak Ultrashort Income ETF	95,900	4,850,143

		14,575,195

Affiliated Mutual Funds – 3.91%
Angel Oak Financials Income Impact Fund, Institutional Class	5,147,772	38,917,156
Angel Oak High Yield Opportunities Fund, Institutional Class	3,336,241	35,497,603
Angel Oak Total Return Bond Fund, Institutional Class	3,985,110	33,395,223

		107,809,982

TOTAL INVESTMENT COMPANIES (Cost – $141,005,038)		$122,385,177

Preferred Stocks – 0.26%
Real Estate Investment Trust – 0.26%
AGNC Investment Corp., 6.500% (3 Month LIBOR + 4.993%) (c)	66,529	1,541,477
Dynex Capital, Inc., 6.900% (3 Month LIBOR USD + 5.461%) (c)	173,425	3,888,189
MFA Financial, Inc., 6.500% (3 Month LIBOR USD + 5.345%) (c)	92,942	1,826,310

TOTAL PREFERRED STOCKS (Cost – $7,802,601)		$7,255,976

	Principal Amount
Residential Mortgage-Backed Securities – 65.03%
A&D Mortgage Trust, Series 2023-NQM2, Class A1, 6.132%, 5/25/2068 (a)(o)	$9,683,669	9,566,555
A&D Mortgage LLC, Series 2023-NQM3, Class A3, 7.341%, 7/25/2068 (a)(o)	12,796,000	12,894,197
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 3.526%, 1/25/2036 (g)	10,779	3,035
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 4.151%, 2/25/2036 (g)(k)	5,718,951	4,408,671
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 4.097%, 3/25/2036 (g)	1,444,109	1,077,207
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 4.960%, 7/25/2035 (g)	287,259	223,410
Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1, 4.708%, 3/25/2037 (g)(k)	2,868,646	2,548,591
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 4.602%, 3/25/2037 (g)	278,449	212,115
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 4.622%, 6/25/2037 (g)(k)	1,679,065	1,326,574
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.622%, 6/25/2037 (g)	1,769,528	1,265,779
Agate Bay Mortgage Trust, Series 2015-4, Class B4, 3.513%, 6/25/2045 (a)(g)	2,018,000	1,479,820
American Home Mortgage Assets Trust, Series 2006-1, Class 1A2, 5.602% (TSFR1M + 0.304%), 5/25/2046 (c)	1,502,822	1,156,875
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 0.009%, 5/25/2046 (e)(g)(h)	14,815,515	403,426

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 0.042%, 12/25/2046 (e)(g)(h)	$60,568,362	$1,103,556
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.750%, 6/25/2037 (o)	268,328	245,554
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 0.065%, 6/25/2047 (e)(g)(h)	16,523,929	786,076
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 7.985% (TSFR1M + 3.254%), 9/25/2045 (c)	401,061	288,624
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 7.490% (6 Month LIBOR USD + 1.750%), 12/25/2036 (c)(k)	3,613,340	2,996,857
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (k)(o)	6,262,946	2,440,933
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 5.572% (TSFR1M + 0.274%), 5/25/2047 (c)	150,765	101,349
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 5.642% (TSFR1M + 0.574%), 3/25/2047 (c)(e)	3,847,985	1,553,535
American Home Mortgage Investment Trust, Series 2007-A, Class 13A1, 6.600%, 1/25/2037 (a)(e)(o)	2,211,292	919,092
AMSR Trust, Series 2023-SFR1, Class C, 4.000%, 4/17/2040 (a)	1,000,000	899,476
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.650%, 12/25/2056 (a)	2,000,000	1,359,956
Banc of America Funding Trust, Series 2007-8, Class 2A1, 7.000%, 10/25/2037 (k)	3,720,037	2,356,141
Banc of America Funding Trust, Series 2009-R14A, Class 2A, 5.500% (-2 x TSFR1M + 15.127%), 7/26/2035 (a)(c)(p)	287,677	260,584
Banc of America Funding Trust, Series 2015-R8, Class 3A2, 4.088%, 8/26/2035 (a)(g)	1,841,364	1,364,797
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	308,106	282,355
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (g)	3,438,222	1,032,959
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 6.498%, 10/25/2036 (k)(o)	10,117,169	3,347,427
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (f)	147,661	78,848
Bank of America Funding Trust, Series 2007-2, Class 1A16, 6.000% (TSFR1M + 0.714%), 3/25/2037 (c)	2,255,015	1,444,854
Bank of America Funding Trust, Series 2007-A, Class 2A5, 5.829% (TSFR1M + 0.574%), 2/20/2047 (c)	987,127	732,026
Bank of America Funding Trust, Series 2007-B, Class A1, 5.789% (TSFR1M + 0.534%), 4/20/2047 (c)(k)	2,845,927	2,284,004
Bank of America Funding Trust, Series 2007-C, Class 7A4, 5.809% (TSFR1M + 0.554%), 5/20/2047 (c)(k)	2,073,760	1,740,474
Bank of America Funding Trust, Series 2014-R1, Class A2, 4.084% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(c)(k)	3,948,445	3,111,789
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	825,463	730,794
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (f)	246,068	182,716
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 5.832% (TSFR1M + 0.534%), 4/25/2037 (c)	930,989	791,451
BCAP LLC Trust, Series 2010-RR6, Class 1410, 3.912%, 12/26/2035 (a)(g)(k)	4,534,244	3,533,337
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 4.775%, 5/26/2036 (a)(g)	876,046	497,821
BCAP LLC Trust, Series 2010-RR9, Class 7A2, 3.407%, 1/27/2037 (a)(g)(k)	5,546,922	5,074,485
BCAP LLC Trust, Series 2012-RR1, Class 3A4, 6.344%, 10/26/2035 (a)(g)	1,538,312	1,203,232
BCAP LLC Trust, Series 2012-RR11, Class 1A2, 3.547%, 1/26/2037 (a)(g)	922,008	789,213
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 5.945%, 2/26/2036 (a)(g)	1,904,701	1,143,920
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 6.203%, 5/26/2036 (a)(g)	2,943,586	2,152,223
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 4.883%, 8/25/2035 (g)	1,430,760	1,200,264

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 4.219%, 7/25/2036 (g)	$402,716	$299,732
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 4.857%, 7/25/2035 (g)	413,915	383,611
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 5.500% (TSFR1M + 1.114%), 8/25/2035 (c)	1,226,152	760,066
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,162,086	1,161,466
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 5.912% (TSFR1M + 0.614%), 5/25/2037 (c)	20,270	17,162
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 5.832% (TSFR1M + 0.534%), 7/25/2036 (c)	447,430	298,132
Bellemeade Re Ltd., Series 2020-4A, Class B1, 10.412% (TSFR1M + 5.114%), 6/25/2030 (a)(c)	2,500,000	2,519,347
Bellemeade Re Ltd., Series 2021-1A, Class M2, 9.919% (SOFR30A + 4.850%), 3/25/2031 (a)(c)	500,000	517,563
Bellemeade Re Ltd., Series 2021-2A, Class M2, 7.969% (SOFR30A + 2.900%), 6/25/2031 (a)(c)	8,250,000	8,232,304
Bellemeade Re Ltd., Series 2021-3A, Class M2, 8.219% (SOFR30A + 3.150%), 9/25/2031 (a)(c)	2,900,000	2,868,274
Bellemeade Re Ltd., Series 2022-1, Class M1C, 8.769% (SOFR30A + 3.700%), 1/26/2032 (a)(c)	2,500,000	2,481,278
Bellemeade Re Ltd., Series 2022-1, Class M2, 9.669% (SOFR30A + 4.600%), 1/26/2032 (a)(c)	3,750,000	3,754,635
Boston Lending Trust, Series 2021-1, Class A, 2.000%, 7/25/2061 (a)(g)	3,966,995	3,358,593
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(o)	2,930,882	2,740,418
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A2, 1.853%, 4/25/2060 (a)(g)	2,501,885	2,177,623
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.595%, 2/25/2046 (a)(g)	3,000,000	2,254,173
Chase Mortgage Finance Corp., Series 2021-CL1, Class B, 11.569% (SOFR30A + 6.500%), 2/25/2050 (a)(c)	2,159,000	1,856,064
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.619% (SOFR30A + 1.550%), 2/25/2050 (a)(c)	2,330,818	1,987,812
Chase Mortgage Finance Corp., Series 2021-CL1, Class M4, 7.719% (SOFR30A + 2.650%), 2/25/2050 (a)(c)	2,411,232	2,053,118
Chase Mortgage Finance Corp., Series 2021-CL1, Class M5, 8.319% (SOFR30A + 3.250%), 2/25/2050 (a)(c)	964,374	802,394
Chase Mortgage Finance Trust, Series 2006-A1, Class 2A2, 4.460%, 9/25/2036 (g)	957,369	833,962
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	746,921	312,085
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	1,372,119	858,721
ChaseFlex Trust, Series 2007-1, Class 2A10, 5.912% (TSFR1M + 0.614%), 2/25/2037 (c)(e)	2,319,365	556,239
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.414%, 4/25/2037 (a)(e)(g)(h)	16,651,116	193,353
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 5.562% (TSFR1M + 0.264%), 12/25/2046 (a)(c)(k)	2,852,656	1,811,728
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 5.542% (TSFR1M + 0.244%), 4/25/2047 (a)(c)(k)	7,885,744	6,897,360
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 5.592% (TSFR1M + 0.294%), 11/25/2047 (a)(c)(k)	3,460,601	2,580,916
CIM Trust, Series 2019-J1, Class B5, 3.944%, 8/25/2049 (a)(g)	613,000	336,280
CIM Trust, Series 2021-J1, Class B4, 2.657%, 3/25/2051 (a)(g)	1,334,350	584,432
CIM Trust, Series 2021-J1, Class B5, 2.657%, 3/25/2051 (a)(g)	810,000	232,937
CIM Trust, Series 2021-J1, Class B6, 2.657%, 3/25/2051 (a)(g)	1,413,945	327,429
CIM Trust, Series 2021-J2, Class B4, 2.673%, 4/25/2051 (a)(g)	1,595,955	702,677
CIM Trust, Series 2021-J2, Class B5, 2.673%, 4/25/2051 (a)(g)	718,000	212,701

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CIM Trust, Series 2021-J2, Class B6, 2.673%, 4/25/2051 (a)(g)	$1,437,424	$326,502
CIM Trust, Series 2021-J3, Class B4, 2.617%, 6/25/2051 (a)(g)	1,281,000	470,095
CIM Trust, Series 2021-J3, Class B5, 2.617%, 6/25/2051 (a)(g)	481,000	125,756
CIM Trust, Series 2021-J3, Class B6, 2.617%, 6/25/2051 (a)(g)	800,773	153,058
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (f)	35,290	20,801
Citigroup Mortgage Loan Trust, Series 2005-12, Class 2A1, 6.212% (TSFR1M + 0.914%), 8/25/2035 (a)(c)	1,127,528	955,429
Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A2, 4.764%, 8/25/2035 (g)	270,708	242,946
Citigroup Mortgage Loan Trust, Series 2005-7, Class 2A2A, 4.680%, 9/25/2035 (g)	1,619,603	1,033,932
Citigroup Mortgage Loan Trust, Series 2006-4, Class 2A1A, 6.000%, 12/25/2035	377,312	347,804
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A3, 6.000%, 9/25/2036 (k)	2,907,936	2,697,334
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 6.000% (TSFR1M + 0.764%), 9/25/2036 (c)	1,556,364	1,170,840
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (f)	74,445	34,629
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (g)(k)	1,994,508	1,595,309
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 6.000% (TSFR1M + 0.764%), 12/25/2036 (c)(k)	3,832,114	2,875,484
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 6.000% (TSFR1M + 0.714%), 3/25/2037 (c)(k)	2,289,049	1,782,446
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (f)	119,274	52,438
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 6.000% (TSFR1M + 0.714%), 4/25/2037 (c)	1,461,680	1,096,523
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (f)	103,628	48,566
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 5.912% (TSFR1M + 0.614%), 5/25/2037 (c)(k)	3,729,623	2,790,683
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 6.000% (TSFR1M + 0.714%), 6/25/2037 (c)	1,586,203	1,187,831
COLT Funding LLC, Series 2021-3R, Class M1, 2.355%, 12/25/2064 (a)(g)	2,862,000	1,992,370
COLT Mortgage Loan Trust, Series 2020-2R, Class B1, 4.118%, 10/26/2065 (a)(g)	3,605,000	2,693,267
COLT Mortgage Loan Trust, Series 2023-1, Class A1, 6.048%, 4/25/2068 (a)(o)	2,833,759	2,788,595
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 0.060%, 12/20/2035 (a)(g)(h)	39,903,783	2,661,383
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (a)(g)(h)	10,470,688	254,815
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 5.500% (TSFR1M + 0.514%), 2/25/2035 (c)	484,307	302,911
CountryWide Alternative Loan Trust, Series 2005-14, Class 2X, 0.043%, 5/25/2035 (e)(g)(h)	17,611,305	436,126
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 0.102%, 6/25/2035 (e)(g)(h)	16,427,374	253,080
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.005%, 7/20/2035 (e)(g)(h)	7,906,063	91,086
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 5.524% (12 Month US Treasury Average + 1.310%), 7/20/2035 (c)	371,639	244,800
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 3.726%, 8/25/2035 (g)	496,464	399,043
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 3.816%, 8/25/2035 (g)	452,033	414,998
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.078%, 8/25/2035 (e)(g)(h)	20,492,494	136,501

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 0.000%, 9/25/2035 (e)(g)(h)	$42,510,140	$451,543
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	348,443	318,026
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 0.005%, 9/25/2035 (e)(g)(h)	3,616,803	107,911
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 5.500% (TSFR1M + 0.794%), 10/25/2035 (c)(e)	1,091,585	584,107
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 0.022%, 10/25/2035 (e)(g)(h)	18,288,579	322,483
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.312%, 11/20/2035 (e)(g)(h)	14,707,285	859,994
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 0.045%, 11/20/2035 (e)(g)(h)	11,763,137	183,799
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 0.026%, 11/20/2035 (e)(g)(h)	16,836,403	290,209
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 0.062%, 11/25/2035 (e)(g)(h)	21,322,720	305,235
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035 (k)	3,299,822	2,316,954
CountryWide Alternative Loan Trust, Series 2005-85CB, Class 2A5, 6.512% (TSFR1M + 1.214%), 2/25/2036 (c)	1,286,965	952,856
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 5.500% (TSFR1M + 0.514%), 11/25/2035 (c)(e)	2,659,096	1,313,423
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	1,511,486	1,007,706
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	592,296	440,012
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (TSFR1M + 0.664%), 9/25/2036 (c)	682,152	348,524
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036 (e)	624,251	491,166
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 5.712% (TSFR1M + 0.414%), 10/25/2036 (c)	1,571,170	738,689
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	478,433	378,836
CountryWide Alternative Loan Trust, Series 2006-HY10, Class 1X, 0.476%, 5/25/2036 (e)(g)(h)	2,719,464	37,170
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 0.047%, 3/20/2046 (e)(g)(h)	10,893,909	105,911
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 0.027%, 8/25/2046 (e)(h)(o)	22,047,707	56,023
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 0.103%, 8/25/2046 (e)(g)(h)	20,833,039	159,456
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 0.136%, 8/25/2046 (e)(g)(h)	12,642,354	67,548
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 0.137%, 5/25/2036 (e)(g)(h)	15,038,607	225,474
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-20, Class X, 0.196%, 10/25/2034 (e)(g)(h)	5,952,650	212,087
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 0.114%, 2/25/2035 (e)(g)(h)	12,001,066	121,283
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 6.152% (TSFR1M + 0.854%), 2/25/2035 (c)	1,302,025	1,080,613
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 0.004%, 2/25/2035 (e)(g)(h)	2,769,664	34,997

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 0.127%, 3/25/2035 (e)(g)(h)	$3,059,488	$79,672
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 0.043%, 4/25/2035 (g)(h)	4,827,539	34,942
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 0.123%, 3/25/2035 (e)(g)(h)	7,973,036	141,808
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3A2, 3.369%, 3/25/2035 (g)(k)	3,528,824	2,752,677
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.861%, 3/25/2035 (e)(g)(h)	965,577	39,067
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.143%, 7/25/2036 (e)(g)(h)	14,802,465	86,624
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	1,204,766	812,725
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 3A1, 3.815%, 3/20/2036 (g)(k)	4,198,761	3,832,314
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 2A1, 6.500%, 11/25/2037	1,877,909	1,091,007
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,338,859	943,778
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	697,142	409,547
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.875%, 1/25/2038 (e)	2,631,922	1,472,871
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 6.000% (TSFR1M + 0.764%), 7/25/2037 (c)(e)	4,477,808	810,318
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035 (e)(k)	2,279,036	1,137,585
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.468% (TSFR1M + 0.564%), 3/27/2036 (a)(c)	391,142	295,051
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 4.215%, 7/27/2035 (a)(g)	6,674,449	4,808,480
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class B5, 4.453%, 8/1/2057 (a)(g)	9,680,413	8,389,337
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B3, 3.989%, 1/25/2060 (a)(g)	10,124,150	7,170,794
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B4, 3.989%, 1/25/2060 (a)(g)	10,125,738	6,440,486
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class XS, 1.584%, 1/25/2060 (a)(g)(h)	191,745,014	8,933,975
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B1, 3.251%, 3/25/2056 (a)(g)	3,031,450	1,859,140
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B2, 4.255%, 3/25/2056 (a)(g)	1,539,950	1,051,978
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AIOS, 0.040%, 7/25/2056 (a)(g)(h)	115,170,922	210,417
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AX4, 0.400%, 7/25/2056 (a)(g)(h)	7,790,283	139,859
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B1, 3.082%, 7/25/2056 (a)(g)(k)	5,628,558	4,532,756
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B3, 3.082%, 7/25/2056 (a)(g)	4,252,409	3,197,395
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B4, 3.082%, 7/25/2056 (a)(g)	2,375,923	1,607,711
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B5, 3.082%, 7/25/2056 (a)(g)	1,625,868	756,825
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B6, 3.082%, 7/25/2056 (a)(g)	1,323,281	311,142
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A11X, 0.222% (SOFR30A + 4.100%), 11/25/2056 (a)(c)(e)(h)	21,003,853	782,352
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A15X, 0.500%, 11/25/2056 (a)(g)(h)	12,583,966	283,504
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A3X, 0.500%, 11/25/2056 (a)(g)(h)	172,269,110	3,878,811

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AIOS, 0.040%, 11/25/2056 (a)(e)(g)(h)	$333,890,471	$612,355
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AX1, 0.137%, 11/25/2056 (a)(e)(g)(h)	299,325,398	1,931,846
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AX4, 0.150%, 11/25/2056 (a)(g)(h)	19,274,028	130,023
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B4, 3.287%, 11/25/2056 (a)(g)	4,330,867	2,926,493
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B5, 3.287%, 11/25/2056 (a)(g)	2,826,731	1,561,543
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B6, 3.287%, 11/25/2056 (a)(g)	2,362,185	594,441
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(g)	1,000,000	611,648
Credit Suisse Mortgage Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(g)	2,771,362	2,245,155
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class A2, 2.303%, 10/25/2066 (a)(g)	1,749,811	1,424,291
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A2, 4.819%, 6/25/2067 (a)(o)	4,114,572	3,872,158
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.819%, 6/25/2067 (a)(o)	7,314,795	6,692,197
Credit Suisse Mortgage Trust, Series 2022-NQM5, Class M1, 5.169%, 6/25/2067 (a)(g)	500,000	403,205
Credit Suisse Mortgage-Backed Trust, Series 2006-4, Class 1A1, 6.000% (TSFR1M + 0.814%), 5/25/2036 (c)	1,724,439	836,256
CSMCM Trust, Series 2018-RPL1, Class CERT, 2.778%, 7/25/2057 (a)(e)(g)	12,443,160	9,560,080
CSMCM Trust, Series 2018-RPL3, Class C, 2.741%, 7/25/2050 (a)(e)(g)	10,080,464	8,098,120
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035 (k)	3,389,956	1,968,445
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	221,332	161,577
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	368,688	327,269
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.500%, 2/25/2036 (g)	391,631	287,305
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 5.672% (TSFR1M + 0.374%), 10/25/2036 (c)(e)(k)	7,273,072	2,258,456
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (f)	442,473	251,563
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A1, 5.652% (TSFR1M + 0.354%), 1/25/2047 (c)(k)	5,562,313	5,030,161
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 5.772% (TSFR1M + 0.474%), 1/25/2047 (c)	966,038	658,415
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 5.892% (TSFR1M + 0.594%), 3/25/2037 (c)(e)(k)	76,432,950	4,633,365
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2, Class A1, 4.984% (12 Month US Treasury Average + 0.770%), 4/25/2047 (c)	649,234	558,946
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 5.612% (TSFR1M + 0.314%), 8/25/2047 (c)	1,332,061	1,080,063
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (g)	341,031	301,055
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (g)	1,517,334	1,378,147
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 4.804%, 6/25/2036 (o)	332,018	287,038
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (g)(k)	2,830,021	2,557,541

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.800%, 7/25/2036 (o)	$177,424	$148,153
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A1C, 6.000%, 10/25/2036 (g)(k)	4,385,633	3,939,500
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.500%, 10/25/2036 (k)(o)	5,900,500	5,248,908
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2009-RS6, Class A2B, 3.835%, 8/25/2037 (a)(g)(k)	7,728,363	7,340,461
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 0.009%, 9/19/2044 (e)(g)(h)	13,313,131	140,986
DSLA Mortgage Loan Trust, Series 2004-AR2, Class C, 0.000%, 11/19/2044 (e)(j)	1,000	1
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.000%, 11/19/2044 (e)(g)(h)	12,628,020	128,856
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 0.162%, 1/19/2045 (e)(g)(h)	11,149,976	62,596
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 5.901% (TSFR1M + 0.654%), 2/19/2045 (c)(k)	18,102,378	16,188,595
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (e)(j)	1,000,000	10,000
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 0.293%, 2/19/2045 (e)(g)(h)	20,278,792	201,835
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 5.801% (TSFR1M + 0.554%), 3/19/2045 (c)(k)	1,280,274	1,124,716
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	310,287
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 5.881% (TSFR1M + 0.634%), 8/19/2045 (c)	139,055	99,748
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 5.881% (TSFR1M + 0.634%), 8/19/2045 (c)	1,138,948	938,021
DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 6.021% (TSFR1M + 0.774%), 9/19/2045 (c)(k)	9,346,638	4,985,086
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 5.134% (12 Month US Treasury Average + 0.920%), 3/19/2046 (c)(k)	7,786,063	5,423,218
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 5.561% (TSFR1M + 0.314%), 10/19/2036 (c)(k)	19,158,358	15,347,818
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 5.501% (TSFR1M + 0.254%), 4/19/2047 (c)(k)	33,028,881	26,006,478
Eagle RE Ltd., Series 2021-1, Class M2, 9.519% (SOFR30A + 4.450%), 10/25/2033 (a)(c)	6,900,000	7,218,525
Eagle RE Ltd., Series 2021-2, Class B1, 10.069% (SOFR30A + 5.000%), 4/25/2034 (a)(c)	1,489,000	1,465,179
Eagle RE Ltd., Series 2021-2, Class M2, 9.319% (SOFR30A + 4.250%), 4/25/2034 (a)(c)	3,000,000	3,042,189
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 4.754%, 11/25/2035 (g)	794,142	481,315
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	6,064	4,694
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 4.855%, 5/25/2036 (g)	351,672	282,855
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	213,180	130,807
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 5.500% (TSFR1M + 0.614%), 4/25/2036 (c)(e)	3,600,725	1,426,345
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 4.626%, 9/25/2035 (g)	39,252	27,549
Flagstar Mortgage Trust, Series 2017-2, Class B5, 4.012%, 10/25/2047 (a)(g)	1,153,000	674,413
Flagstar Mortgage Trust, Series 2018-2, Class B5, 4.012%, 4/25/2048 (a)(g)	2,810,546	2,195,831
Flagstar Mortgage Trust, Series 2018-6RR, Class B5, 4.921%, 10/25/2048 (a)(g)	2,478,000	1,725,855

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Flagstar Mortgage Trust, Series 2021-1, Class B4, 3.130%, 2/1/2051 (a)(g)	$2,746,737	$1,793,037
Flagstar Mortgage Trust, Series 2021-1, Class B5, 3.130%, 2/1/2051 (a)(g)	1,222,000	499,721
Flagstar Mortgage Trust, Series 2021-1, Class B6C, 2.789%, 2/1/2051 (a)(e)(g)	2,932,342	743,422
Flagstar Mortgage Trust, Series 2021-10IN, Class B5, 3.516%, 10/25/2051 (a)(g)	1,222,885	663,835
Flagstar Mortgage Trust, Series 2021-10IN, Class B6C, 3.322%, 10/25/2051 (a)(g)	13,749,948	5,753,473
Flagstar Mortgage Trust, Series 2021-2, Class B4, 2.780%, 4/25/2051 (a)(g)	1,340,188	516,366
Flagstar Mortgage Trust, Series 2021-2, Class B5, 2.780%, 4/25/2051 (a)(g)	1,343,000	523,077
Flagstar Mortgage Trust, Series 2021-2, Class B6C, 2.780%, 4/25/2051 (a)(g)	1,792,016	409,784
Flagstar Mortgage Trust, Series 2021-6INV, Class B5, 3.492%, 8/25/2051 (a)(g)	3,039,305	1,712,645
Flagstar Mortgage Trust, Series 2021-6INV, Class B6C, 3.288%, 8/25/2051 (a)(g)	10,453,662	4,002,916
Flagstar Mortgage Trust, Series 2021-9INV, Class AX1, 0.490%, 9/25/2041 (a)(g)(h)	230,574,291	3,479,597
Flagstar Mortgage Trust, Series 2021-9INV, Class B4, 2.990%, 9/25/2041 (a)(g)	536,840	413,184
Flagstar Mortgage Trust, Series 2021-9INV, Class B5, 2.990%, 9/25/2041 (a)(g)	1,342,518	574,203
Flagstar Mortgage Trust, Series 2021-9INV, Class B6C, 2.828%, 9/25/2041 (a)(g)	1,827,125	496,138
GCAT Trust, Series 2020-NQM2, Class M1, 3.589%, 4/25/2065 (a)(g)	1,500,000	1,171,467
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.581%, 9/19/2035 (g)	23,488	17,917
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1, 3.280%, 4/19/2036 (g)	711,151	568,693
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT, 4.272%, 2/25/2053 (a)(g)	52,156,637	48,181,518
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class X1, 0.219%, 6/25/2045 (e)(g)(h)	15,458,183	285,683
Greenpoint Mortgage Funding Trust, Series 2005-AR3, Class X1, 0.319%, 8/25/2045 (e)(g)(h)	22,073,963	1,155,726
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 6.032% (TSFR1M + 0.734%), 10/25/2045 (c)	1,362,238	822,851
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class X4, 0.124%, 10/25/2045 (e)(g)(h)	11,712,153	215,492
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4X, 1.000%, 4/25/2036 (e)(h)	21,793,760	411,967
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B4, 4.072%, 8/25/2049 (a)(g)	1,500,000	1,145,018
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B5, 4.072%, 8/25/2049 (a)(g)	577,000	389,850
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class AIOS, 0.220%, 3/25/2050 (a)(g)(h)	33,481,493	309,804
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B6, 3.958%, 3/25/2050 (a)(g)	1,703,244	924,471
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B4, 3.268%, 3/27/2051 (a)(g)	2,151,438	1,486,265
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B5, 3.268%, 3/27/2051 (a)(g)	1,763,871	999,379
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX1, 0.025%, 1/25/2043 (a)(e)(g)(h)	333,066,688	318,745
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B4, 2.775%, 3/25/2044 (a)(g)	1,799,815	1,181,015
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B5, 2.775%, 4/25/2045 (a)(g)	1,543,782	775,311
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.775%, 5/25/2051 (a)(g)	1,699,134	541,144

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
GS Mortgage-Backed Securities Corp. Trust, Series 2020-RPL1, Class B1, 3.841%, 7/25/2059 (a)(g)	$6,323,000	$4,766,922
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B1, 3.218%, 1/25/2052 (a)(g)(k)	4,569,699	3,661,467
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B3, 3.218%, 1/25/2052 (a)(g)(k)	3,657,108	2,721,089
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B4, 3.218%, 1/25/2052 (a)(g)	3,667,037	2,424,340
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B5, 3.218%, 1/25/2052 (a)(g)	1,472,758	930,371
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B6, 3.218%, 1/25/2052 (a)(g)	4,284,784	1,250,330
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B3, 3.031%, 12/25/2051 (a)(g)	4,134,722	3,050,664
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B4, 3.031%, 12/25/2051 (a)(g)	2,959,251	1,955,535
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B5, 3.031%, 12/25/2051 (a)(g)	1,779,708	958,851
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B6, 2.933%, 12/25/2051 (a)(g)	2,457,469	564,554
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B4, 2.751%, 6/25/2051 (a)(g)	2,356,442	1,424,717
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B5, 2.751%, 6/25/2051 (a)(g)	1,039,000	317,190
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B6, 2.751%, 6/25/2051 (a)(g)	2,074,101	490,682
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B4, 2.651%, 8/25/2051 (a)(g)	1,254,279	807,303
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B5, 2.651%, 8/25/2051 (a)(g)	1,261,818	538,932
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B6, 2.651%, 8/25/2051 (a)(g)	2,205,653	506,153
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class AX1, 0.017%, 9/25/2051 (a)(g)(h)	488,145,366	298,257
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B1, 2.617%, 9/25/2051 (a)(g)(k)	4,974,424	3,858,278
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B2, 2.617%, 9/25/2051 (a)(g)	7,836,976	5,869,448
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B4, 2.617%, 9/25/2051 (a)(g)	2,665,104	1,229,202
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B5, 2.617%, 9/25/2051 (a)(g)	1,244,000	371,824
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B6, 2.617%, 9/25/2051 (a)(g)	2,486,517	563,885
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B4, 2.588%, 10/25/2051 (a)(g)	3,710,830	2,020,250
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B5, 2.588%, 10/25/2051 (a)(g)	1,194,000	353,838

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B6, 2.588%, 10/25/2051 (a)(g)	$2,977,725	$668,356
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class AX1, 0.025%, 11/25/2051 (a)(e)(g)(h)	837,574,579	912,119
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B4, 2.681%, 11/25/2051 (a)(g)	5,471,057	3,475,237
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B5, 2.681%, 11/25/2051 (a)(g)	1,038,000	302,829
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B6, 2.681%, 11/25/2051 (a)(g)	4,655,946	934,127
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B1, 2.722%, 1/25/2052 (a)(d)(g)	8,394,814	6,387,455
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B4, 2.722%, 1/25/2052 (a)(g)	7,559,230	4,788,863
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B5, 2.722%, 1/25/2052 (a)(g)	1,788,819	701,342
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B6, 2.722%, 1/25/2052 (a)(g)	3,248,523	716,572
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B4, 2.768%, 1/25/2052 (a)(g)	3,851,683	2,268,557
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B5, 2.768%, 1/25/2052 (a)(g)	1,237,000	355,698
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B6, 2.768%, 1/25/2052 (a)(g)	3,082,062	632,510
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B4, 2.934%, 2/26/2052 (a)(g)	3,360,838	2,198,123
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B5, 2.934%, 2/26/2052 (a)(g)	1,265,529	651,902
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B6, 2.890%, 2/26/2052 (a)(g)	5,670,272	1,221,586
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750%, 12/25/2060 (a)(g)	5,408,866	4,823,589
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B1, 2.732%, 4/25/2052 (a)(g)(k)	4,676,122	3,668,310
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B2, 2.732%, 4/25/2052 (a)(g)(k)	4,680,984	3,556,476
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B3, 2.732%, 4/25/2052 (a)(g)(k)	2,593,560	1,910,564
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B4, 2.732%, 4/25/2052 (a)(g)	1,523,773	579,895
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B5, 2.732%, 4/25/2052 (a)(g)	849,000	222,711
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B6, 2.732%, 4/25/2052 (a)(g)	2,030,944	378,968
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class A2, 2.500%, 4/25/2052 (a)(g)	1,341,570	1,063,467
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B4, 2.861%, 4/25/2052 (a)(g)	1,300,000	514,025
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B5, 2.861%, 4/25/2052 (a)(g)	1,606,000	476,568
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B6, 2.861%, 4/25/2052 (a)(g)	2,938,523	626,099
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B2, 2.731%, 7/25/2051 (a)(g)(k)	5,397,435	4,020,927
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B3, 2.731%, 7/25/2051 (a)(g)(k)	4,015,307	2,897,317

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B1, 3.200%, 6/25/2052 (a)(g)	$6,443,243	$5,069,009
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B2, 3.200%, 6/25/2052 (a)(d)(g)	10,502,322	8,012,663
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B4, 3.200%, 6/25/2052 (a)(g)	3,825,747	2,494,884
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B5, 3.200%, 6/25/2052 (a)(g)	1,200,599	669,417
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B6, 3.200%, 6/25/2052 (a)(g)	5,539,576	1,872,698
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A14, 3.000%, 6/25/2052 (a)(d)(g)	59,557,500	46,334,484
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A15X, 0.222% (SOFR30A + 4.150%), 6/25/2052 (a)(c)(e)(h)	14,704,634	562,629
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AIOS, 0.220%, 6/25/2052 (a)(g)(h)	202,984,279	2,167,060
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AX1, 0.123%, 6/25/2052 (a)(g)(h)	261,753,044	1,433,360
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AX4, 0.125%, 6/25/2052 (a)(g)(h)	26,478,897	157,682
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B1, 3.248%, 6/25/2052 (a)(d)(g)	12,182,231	9,630,833
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B2, 3.248%, 6/25/2052 (a)(g)(k)	4,780,848	3,639,454
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B4, 3.248%, 6/25/2052 (a)(g)	4,934,255	3,238,934
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B5, 3.248%, 6/25/2052 (a)(g)	770,917	414,743
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B6, 3.203%, 6/25/2052 (a)(g)	5,582,181	1,976,315
GS Mortgage-Backed Securities Trust, Series 2023-CCM1, Class A1, 6.650%, 8/25/2053 (g)	4,687,831	4,690,071
GS Mortgage-Backed Securities Trust, Series 2023-CCM1, Class B1, 7.525%, 8/25/2053 (g)	2,300,000	2,128,015
GS Mortgage-Backed Securities Trust, Series 2023-PJ3, Class A16, 5.500%, 10/27/2053 (a)(g)	4,896,460	4,788,645
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 5.912% (TSFR1M + 0.614%),12/25/2035 (c)	1,347,235	748,089
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 6.112% (TSFR1M + 0.814%), 12/25/2035 (c)(k)	2,424,108	1,909,576
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 5.912% (TSFR1M + 0.614%), 1/25/2036 (c)	1,766,280	815,663
GSAA Home Equity Trust, Series 2006-16, Class A2, 5.752% (TSFR1M + 0.454%), 10/25/2036 (c)	1,434,542	619,579
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (g)(k)	6,215,067	1,826,397
GSAA Home Equity Trust, Series 2006-18, Class AF5A, 6.502%, 11/25/2036 (o)	2,046,781	796,118
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 5.772% (TSFR1M + 0.474%), 12/25/2046 (c)(k)	10,260,765	3,884,480
GSAA Home Equity Trust, Series 2006-20, Class A4A, 5.872% (TSFR1M + 0.574%), 12/25/2046 (c)	2,391,929	1,102,950
GSAA Home Equity Trust, Series 2006-4, Class 4A3, 3.779%, 3/25/2036 (g)(k)	5,282,827	3,168,840
GSAA Home Equity Trust, Series 2006-8, Class 2A2, 5.772% (TSFR1M + 0.474%), 5/25/2036 (c)	3,690,524	777,457
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 5.752% (TSFR1M + 0.454%), 2/25/2037 (c)	1,788,644	668,847

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	$2,370,686	$1,241,391
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 6.483%, 3/25/2037 (o)	2,051,355	875,143
GSAA Home Equity Trust, Series 2007-2, Class AV1, 5.492% (TSFR1M + 0.194%), 3/25/2037 (c)(e)	3,354,128	675,350
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (k)(o)	4,585,813	2,401,590
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 5.652% (TSFR1M + 0.354%), 4/25/2047 (c)(k)	2,004,054	1,663,678
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 5.446% (TSFR1M + 0.264%), 2/26/2037 (a)(c)	2,052,654	1,788,642
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 5.446% (TSFR1M + 0.264%), 2/26/2037 (a)(c)	5,707,000	4,698,242
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 5.446% (TSFR1M + 0.264%), 2/26/2037 (a)(c)(k)	5,707,000	4,383,278
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 5.446% (TSFR1M + 0.264%), 2/26/2037 (a)(c)(k)	5,709,149	3,908,786
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 5.912% (TSFR1M + 0.614%), 7/25/2035 (c)	550,913	411,677
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 5.742% (TSFR1M + 0.444%), 7/25/2035 (c)	1,812,804	1,478,659
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 4.982%, 5/25/2035 (g)	953,037	846,851
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.622%, 5/25/2035 (g)	600,768	509,307
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.462%, 10/25/2035 (g)	855,084	592,936
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	886,235	471,917
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	285,308	163,946
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	281,066	158,541
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037 (k)	6,108,050	3,658,007
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 5.712% (TSFR1M + 0.414%), 5/25/2037 (c)(e)	4,541,203	992,534
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 0.000%, 1/19/2035 (e)(g)(h)	6,945,177	60,993
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (e)(g)(h)	1,633,439	13,373
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 6.141% (TSFR1M + 0.894%), 12/19/2034 (c)(k)	1,842,385	1,320,778
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 0.530%, 3/19/2035 (e)(g)(h)	5,609,744	185,851
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 0.079%, 11/19/2035 (e)(g)(h)	28,801,184	259
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 0.307%, 8/19/2045 (e)(g)(h)	8,528,611	33,372
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 0.092%, 10/19/2035 (e)(g)(h)	8,271,763	44,229
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.776%, 2/19/2036 (e)(g)(h)	13,858,202	167,158
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 5.909% (TSFR1M + 0.654%), 10/20/2045 (c)(k)	2,544,649	1,811,958
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 6.214% (12 Month US Treasury Average + 2.000%), 10/20/2045 (c)(k)	2,850,444	2,418,428
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 0.035%, 6/19/2035 (e)(g)(h)	40,694,478	253,364
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 5.714% (12 Month US Treasury Average + 1.500%), 9/19/2035 (c)	1,000,719	820,740
HarborView Mortgage Loan Trust, Series 2005-8, Class 2XA1, 0.035%, 9/19/2035 (e)(g)(h)	22,309,495	1,138
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 5.661% (TSFR1M + 0.414%), 1/25/2047 (c)(k)	15,077,194	11,297,733
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A, 5.741% (TSFR1M + 0.494%), 5/19/2046 (c)(k)	4,728,191	2,479,582

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 5.561% (TSFR1M + 0.314%), 8/19/2037 (c)(k)	$11,926,594	$8,643,930
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 5.551% (TSFR1M + 0.304%), 8/19/2037 (c)	1,518,415	1,341,626
Home RE Ltd., Series 2019-1, Class M2, 8.662% (TSFR1M + 3.364%),5/25/2029 (a)(c)	20,083,000	20,406,397
Home RE Ltd., Series 2021-1, Class B1, 9.062% (TSFR1M + 3.764%), 7/25/2033 (a)(c)	3,083,042	3,057,579
Home RE Ltd., Series 2021-1, Class M1C, 7.712% (TSFR1M + 15.014%), 7/25/2033 (a)(c)	9,182,587	9,118,823
Home RE Ltd., Series 2021-2, Class M2, 8.319% (SOFR30A + 3.250%), 1/25/2034 (a)(c)	8,250,000	8,042,521
Home RE Ltd., Series 2022-1, Class B1, 14.069% (SOFR30A + 9.000%), 10/25/2034 (a)(c)	500,000	542,743
Home RE Ltd., Series 2022-1, Class M2, 11.819% (SOFR30A + 6.750%), 10/25/2034 (a)(c)	500,000	526,289
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 6.032% (TSFR1M + 0.734%), 3/25/2035 (c)	565,673	393,373
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 4.182%, 1/25/2037 (g)	389,957	259,156
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 5.972% (TSFR1M + 0.674%), 8/25/2036 (c)(k)	3,940,928	2,500,314
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class AX2, 0.543%, 12/25/2034 (e)(g)(h)	1,944,857	1,622
IndyMac Index Mortgage Loan Trust, Series 2004-AR14, Class 1A1B, 6.272% (TSFR1M + 0.974%), 1/25/2035 (c)	926	1,578
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 4.308%, 6/25/2034 (e)(g)(h)(k)	6,465,559	5,535,954
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 0.001%, 7/25/2045 (e)(g)(h)	13,455,241	26,682
IndyMac Index Mortgage Loan Trust, Series 2005-AR10, Class AX, 0.897%, 6/25/2035 (e)(g)(h)	28,326,973	161,011
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 0.197%, 7/25/2035 (e)(g)(h)	43,511,416	76,014
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.923%, 8/25/2035 (g)	2,075,364	902,476
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 0.012%, 7/25/2035 (e)(g)(h)	20,801,928	226,283
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, 3.263%, 10/25/2035 (g)(k)	4,398,426	3,790,893
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 0.648%, 2/25/2035 (e)(g)(h)	10,647,864	5,430
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 0.733%, 3/25/2035 (e)(g)(h)	13,241,168	210,680
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.261%, 5/25/2035 (g)	983,664	865,568
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 5.892% (TSFR1M + 0.594%), 4/25/2035 (c)(k)	2,013,857	1,705,125
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 4.031%, 6/25/2035 (g)	803,351	719,371
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 5.872% (TSFR1M + 0.574%), 4/25/2035 (c)(k)	2,198,767	1,946,729
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 0.036%, 5/25/2035 (e)(g)(h)	17,791,921	136,909
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 3.268%, 9/25/2036 (g)(k)	4,182,946	3,531,829
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 2.828%, 3/25/2037 (g)	907,682	725,531

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.351%, 7/25/2037 (g)(k)	$3,361,304	$2,497,983
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.664%, 4/25/2037 (g)(k)	3,489,165	2,428,996
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 5.872% (TSFR1M + 0.574%), 12/25/2036 (c)	1,088,471	944,018
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 11A1, 5.772% (TSFR1M + 0.474%), 6/25/2037 (c)(k)	22,256,492	11,731,708
JP Morgan Chase Bank, Series 2019-CL1, Class M2, 7.112% (TSFR1M + 1.814%), 4/25/2047 (a)(c)	3,865,580	3,681,644
JP Morgan Chase Bank, Series 2019-CL1, Class M4, 8.012% (TSFR1M + 2.714%), 4/25/2047 (a)(c)	1,431,158	1,385,239
JP Morgan Chase Bank, Series 2020-CL1, Class B, 15.412% (TSFR1M + 10.114%), 10/25/2057 (a)(c)(d)	6,731,914	6,958,396
JP Morgan Chase Bank, Series 2020-CL1, Class M2, 7.912% (TSFR1M + 2.614%), 10/25/2057 (a)(c)	3,443,967	3,469,143
JP Morgan Chase Bank, Series 2020-CL1, Class M4, 9.762% (TSFR1M + 4.464%), 10/25/2057 (a)(c)	1,101,169	1,121,073
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 11.012% (TSFR1M + 5.714%), 10/25/2057 (a)(c)	2,114,968	2,149,865
JP Morgan Chase Bank, Series 2021-CL1, Class B, 11.969% (SOFR30A + 6.900%), 3/25/2051 (a)(c)	1,151,000	1,075,415
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 8.719% (SOFR30A + 3.650%), 3/25/2051 (a)(c)	434,116	378,454
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 4.181%, 8/25/2035 (g)	4,263	3,216
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 3.927%, 11/25/2035 (e)(g)	1,444,635	1,109,265
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 4.310%, 10/25/2035 (g)(k)	5,551,502	4,468,926
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036 (e)	1,155,779	941,057
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.775%, 10/25/2036 (g)	1,516,475	1,280,437
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 4.221%, 10/25/2036 (g)	413,709	279,364
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A3, 3.899%, 1/25/2037 (g)	1,037,038	943,442
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 4.288%, 6/25/2037 (g)	1,324,298	988,489
JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.611%, 6/25/2048 (a)(g)(k)	2,588,491	2,269,902
JP Morgan Mortgage Trust, Series 2019-1, Class B5, 4.493%, 5/25/2049 (a)(g)	1,691,330	1,396,675
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 2.608%, 5/25/2049 (a)(g)	3,527,169	2,332,288
JP Morgan Mortgage Trust, Series 2019-6, Class B5, 4.242%, 12/25/2049 (a)(g)	1,859,478	1,155,286
JP Morgan Mortgage Trust, Series 2019-7, Class AX1, 0.012%, 2/25/2050 (a)(e)(g)(h)	21,729,615	217
JP Morgan Mortgage Trust, Series 2019-7, Class B4, 3.996%, 2/25/2050 (a)(g)	2,914,688	2,017,850
JP Morgan Mortgage Trust, Series 2019-7, Class B5, 3.996%, 2/25/2050 (a)(g)	1,199,000	700,065
JP Morgan Mortgage Trust, Series 2019-7, Class B6, 3.996%, 2/25/2050 (a)(g)	1,554,174	744,589
JP Morgan Mortgage Trust, Series 2019-8, Class AX1, 0.171%, 3/25/2050 (a)(e)(g)(h)	53,019,867	309,053
JP Morgan Mortgage Trust, Series 2019-8, Class B5, 4.171%, 3/25/2050 (a)(g)	1,834,999	1,190,454
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 4.171%, 3/25/2050 (a)(g)	2,555,114	1,331,641
JP Morgan Mortgage Trust, Series 2019-9, Class B4, 3.808%, 5/25/2050 (a)(g)	2,848,150	2,255,307
JP Morgan Mortgage Trust, Series 2019-9, Class B5, 3.808%, 5/25/2050 (a)(g)	2,532,102	1,950,334
JP Morgan Mortgage Trust, Series 2019-9, Class B6, 3.642%, 5/25/2050 (a)(g)	4,860,294	2,488,670
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B4, 4.616%, 6/25/2049 (a)(g)	4,971,902	4,329,770
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B5, 4.616%, 6/25/2049 (a)(g)	1,836,404	1,436,751
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B6, 4.221%, 6/25/2049 (a)(g)	2,833,219	1,830,713
JP Morgan Mortgage Trust, Series 2019-LTV3, Class B5, 4.387%, 3/25/2050 (a)(g)	1,801,244	1,423,833
JP Morgan Mortgage Trust, Series 2020-1, Class B4, 3.830%, 6/25/2050 (a)(g)	3,900,647	2,905,678

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
JP Morgan Mortgage Trust, Series 2020-1, Class B5, 3.830%, 6/25/2050 (a)(g)	$2,162,332	$1,475,032
JP Morgan Mortgage Trust, Series 2020-1, Class B6, 3.511%, 6/25/2050 (a)(g)	3,536,254	1,901,518
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.825%, 7/25/2050 (a)(g)	290,442	224,051
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.845%, 8/25/2050 (a)(g)	208,426	157,144
JP Morgan Mortgage Trust, Series 2020-3, Class B5, 3.845%, 8/25/2050 (a)(g)	1,654,436	1,224,978
JP Morgan Mortgage Trust, Series 2020-5, Class B4, 3.578%, 12/25/2050 (a)(g)	3,500,961	2,689,596
JP Morgan Mortgage Trust, Series 2020-5, Class B5, 3.578%, 12/25/2050 (a)(g)	1,749,547	1,205,307
JP Morgan Mortgage Trust, Series 2020-5, Class B6, 3.578%, 12/25/2050 (a)(e)(g)	4,062,829	2,046,626
JP Morgan Mortgage Trust, Series 2020-9, Class B6, 2.836%, 5/25/2051 (a)(g)	1,075,745	382,687
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B5, 4.252%, 6/25/2050 (a)(g)	2,830,660	2,293,078
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B6, 4.016%, 6/25/2050 (a)(g)	9,222,197	6,702,167
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B4, 4.025%, 11/25/2050 (a)(g)	7,509,265	5,719,424
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B5, 4.025%, 11/25/2050 (a)(g)	3,080,675	2,399,061
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B6, 4.025%, 11/25/2050 (a)(g)	8,425,835	5,354,980
JP Morgan Mortgage Trust, Series 2021-10, Class B5, 2.827%, 12/25/2051 (a)(g)	2,419,865	1,164,887
JP Morgan Mortgage Trust, Series 2021-10, Class B6, 2.809%, 12/25/2051 (a)(g)	3,959,004	951,202
JP Morgan Mortgage Trust, Series 2021-15, Class B3, 3.129%, 6/25/2052 (a)(d)(g)	8,871,586	6,513,749
JP Morgan Mortgage Trust, Series 2021-15, Class B4, 3.129%, 6/25/2052 (a)(g)	5,161,316	3,406,866
JP Morgan Mortgage Trust, Series 2021-15, Class B5, 3.129%, 6/25/2052 (a)(g)	4,127,893	2,271,749
JP Morgan Mortgage Trust, Series 2021-15, Class B6, 3.054%, 6/25/2052 (a)(g)	8,181,469	2,206,084
JP Morgan Mortgage Trust, Series 2021-3, Class B4, 2.967%, 7/25/2051 (a)(g)	2,076,219	1,362,236
JP Morgan Mortgage Trust, Series 2021-3, Class B5, 2.967%, 7/25/2051 (a)(e)(g)	2,500,342	985,900
JP Morgan Mortgage Trust, Series 2021-3, Class B6, 2.943%, 7/25/2051 (a)(e)(g)	3,146,493	834,249
JP Morgan Mortgage Trust, Series 2021-6, Class B4, 2.863%, 10/25/2051 (a)(g)	3,705,989	2,371,644
JP Morgan Mortgage Trust, Series 2021-6, Class B5, 2.863%, 10/25/2051 (a)(g)	2,964,981	1,643,694
JP Morgan Mortgage Trust, Series 2021-6, Class B6, 2.785%, 10/25/2051 (a)(g)	4,632,025	1,099,689
JP Morgan Mortgage Trust, Series 2021-7, Class B4, 2.803%, 11/25/2051 (a)(g)	1,816,904	1,165,193
JP Morgan Mortgage Trust, Series 2021-7, Class B5, 2.803%, 11/25/2051 (a)(g)	1,816,904	718,740
JP Morgan Mortgage Trust, Series 2021-7, Class B6, 2.801%, 11/25/2051 (a)(g)	2,822,635	672,775
JP Morgan Mortgage Trust, Series 2021-8, Class B4, 2.847%, 12/25/2051 (a)(g)	3,097,744	1,970,577
JP Morgan Mortgage Trust, Series 2021-8, Class B5, 2.847%, 12/25/2051 (a)(g)	2,212,267	942,536
JP Morgan Mortgage Trust, Series 2021-8, Class B6, 2.847%, 12/25/2051 (a)(g)	3,172,877	660,675
JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.500%, 4/25/2052 (a)(g)	1,228,130	966,523
JP Morgan Mortgage Trust, Series 2022-1, Class B4, 3.093%, 7/25/2052 (a)(d)(g)	14,016,751	8,948,995
JP Morgan Mortgage Trust, Series 2022-1, Class B5, 3.093%, 7/25/2052 (a)(g)	6,818,265	3,555,903
JP Morgan Mortgage Trust, Series 2022-1, Class B6, 2.397%, 7/25/2052 (a)(g)	5,942,917	1,370,740
JP Morgan Mortgage Trust, Series 2023-6, Class B3, 6.292%, 12/25/2053 (a)(g)	4,935,000	4,631,767
JP Morgan Mortgage Trust, Series 2023-6, Class B4, 6.292%, 12/25/2053 (a)(g)	1,604,000	1,213,276
JP Morgan Mortgage Trust, Series 2023-6, Class B5, 6.292%, 12/25/2053 (a)(g)	1,234,000	712,442
JP Morgan Mortgage Trust, Series 2023-6, Class B6, 6.292%, 12/25/2053 (a)(g)	986,203	473,069
Lake Summit Mortgage Trust, 6.680%, 8/28/2049 (g)	139,786,410	135,251,599
Lake Summit Mortgage Trust, 8.882%, 8/15/2049 (e)(g)	3,665,334	3,624,685
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 1.892%, 10/25/2066 (a)(o)	5,614,099	5,247,363
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (f)	17,177	11,798
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (f)	14,008	9,971
Lehman XS Trust, Series 2005-3, Class 3A3A, 4.896%, 9/25/2035 (o)	1,035,079	944,226
Lehman XS Trust, Series 2006-GP4, Class 3A4, 6.112% (TSFR1M + 0.814%), 8/25/2046 (c)(k)	3,504,087	1,948,255
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (e)(h)	17,039,570	51,528

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Luminent Mortgage Trust, Series 2006-1, Class A1, 6.132% (TSFR1M + 0.834%), 4/25/2036 (c)(k)	$3,693,154	$3,226,727
Luminent Mortgage Trust, Series 2006-1, Class X, 0.023%, 4/25/2036 (e)(g)(h)	25,946,579	277,369
Luminent Mortgage Trust, Series 2006-2, Class X, 0.057%, 2/25/2046 (e)(g)(h)	31,226,153	104,046
Luminent Mortgage Trust, Series 2006-3, Class 12X, 1.000%, 5/25/2036 (e)(h)	7,596,767	188,567
Luminent Mortgage Trust, Series 2006-5, Class X, 0.773%, 7/25/2036 (e)(g)(h)	27,183,947	40,939
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 4.006%, 12/25/2034 (g)	4,821	3,649
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 4.037%, 3/25/2035 (g)	13,747	11,086
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.277%, 9/25/2035 (g)	1,316,014	1,199,507
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.035%, 1/25/2036 (g)	599,387	534,113
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (f)	78,147	66,276
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 6.000% (TSFR1M + 0.814%), 2/25/2036 (c)	1,934,301	692,312
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 10/1/2033 (e)(f)	2,913	862
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047 (k)	9,655,769	4,901,336
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (f)	10,929	7,191
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (e)(f)	403	306
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (a)(g)	1,384,014	1,179,603
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B4, 3.674%, 3/25/2048 (a)(g)	1,799,000	1,388,357
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B5, 3.674%, 3/25/2048 (a)(g)	1,499,000	1,071,461
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B4, 3.205%, 12/25/2051 (a)(g)	3,061,891	2,006,439
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B5, 3.205%, 12/25/2051 (a)(g)	1,190,199	645,723
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B6, 2.985%, 12/25/2051 (a)(e)(g)	3,918,247	1,337,948
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B4, 2.643%, 4/25/2051 (a)(g)	1,083,749	706,106
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B5, 2.643%, 4/25/2051 (a)(g)	541,403	228,620
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B6, 2.643%, 4/25/2051 (a)(g)	1,514,186	338,171
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B4, 2.665%, 6/25/2051 (a)(g)	1,656,252	988,567
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B5, 2.665%, 6/25/2051 (a)(g)	349,000	94,137
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B6, 2.665%, 6/25/2051 (a)(g)	1,209,493	238,889
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B5, 2.902%, 7/1/2051 (a)(g)	488,000	140,579
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B6, 2.902%, 7/1/2051 (a)(g)	1,137,709	251,409
Mello Warehouse Securitization Trust, Series 2021-3, Class F, 10.562% (TSFR1M + 5.264%), 11/25/2055 (a)(c)(e)	18,750,000	16,711,313
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 3.700%, 4/25/2037 (g)	1,527,677	1,325,107
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 5.872% (TSFR1M + 0.574%), 4/25/2029 (c)	595,218	539,799
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.082%, 5/25/2036 (g)	446,986	357,817
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 5.732% (TSFR1M + 0.434%), 9/25/2037 (c)(k)	4,357,802	2,587,611
MFA Trust, Series 2021-AEI2, Class B1, 3.285%, 10/25/2051 (a)(g)(k)	3,180,034	2,534,627
MFA Trust, Series 2021-AEI2, Class B2, 3.285%, 10/25/2051 (a)(g)(k)	5,833,450	4,477,966
MFA Trust, Series 2021-AEI2, Class B4, 3.285%, 10/25/2051 (a)(g)	2,811,208	1,866,406
MFA Trust, Series 2021-AEI2, Class B5, 3.285%, 10/25/2051 (a)(g)	2,029,026	1,112,945
MFA Trust, Series 2021-AEI2, Class B6, 3.285%, 10/25/2051 (a)(g)	4,060,956	1,333,797
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(g)	4,106,000	3,274,638
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(g)	4,500,000	3,368,948

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A1, 5.472% (TSFR1M + 0.174%), 5/25/2037 (c)(k)	$4,645,261	$4,150,940
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A3, 5.592% (TSFR1M + 0.294%), 5/25/2037 (c)(k)	13,491,559	11,965,947
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A4, 5.662% (TSFR1M + 0.364%), 5/25/2037 (c)(k)	1,942,785	1,698,920
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 5.712% (TSFR1M + 0.414%), 3/25/2035 (c)	711,174	594,282
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 3.938%, 7/25/2035 (g)(k)	7,337,292	4,222,347
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 4.500%, 7/25/2035 (g)	651,041	565,923
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 3.729%, 11/25/2035 (e)(g)	2,065,825	1,177,272
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.424%, 8/25/2036 (e)(o)	3,290,757	1,120,328
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.231%, 8/25/2036 (e)(o)	2,640,758	901,991
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036 (e)	2,312,130	1,114,039
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 0.029%, 3/25/2036 (e)(g)(h)	14,527,384	1,320,597
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 4.169%, 3/25/2036 (g)(k)	5,185,535	3,705,433
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 4.169%, 3/25/2036 (g)(k)	2,635,688	1,874,457
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 0.406%, 4/25/2036 (e)(g)(h)	15,825,003	355,983
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 6.000% (TSFR1M + 0.864%), 6/25/2036 (c)(e)	3,254,136	1,044,073
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 5.752% (TSFR1M + 0.454%), 8/25/2036 (c)	1,920,518	626,532
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	2,562,618	1,287,085
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.500%, 2/25/2047 (e)(o)	2,511,010	991,698
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 4.388%, 8/26/2047 (a)(g)	1,010,309	679,750
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B4, 2.949%, 3/25/2051 (a)(g)	799,154	354,942
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B5, 2.949%, 3/25/2051 (a)(g)	988,000	312,292
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B6, 2.949%, 3/25/2051 (a)(g)	1,124,310	274,404
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B4, 2.823%, 6/25/2051 (a)(g)	1,093,000	423,512
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B5, 2.823%, 6/25/2051 (a)(g)	781,000	233,507
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B6, 2.793%, 6/25/2051 (a)(g)	938,058	208,406
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B1, 2.932%, 7/25/2051 (a)(g)	7,447,708	5,737,119
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B2, 2.932%, 7/25/2051 (a)(g)(k)	3,528,560	2,614,910
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B4, 2.932%, 7/25/2051 (a)(g)	1,240,000	490,765
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B5, 2.932%, 7/25/2051 (a)(g)	690,000	199,879

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B6, 2.930%, 7/25/2051 (a)(g)	$827,000	$173,926
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B2, 2.997%, 8/25/2051 (a)(g)(k)	6,170,712	4,613,952
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B4, 2.997%, 8/25/2051 (a)(g)	2,057,222	994,895
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B5, 2.987%, 8/25/2051 (a)(g)	956,000	286,734
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B6, 2.987%, 8/25/2051 (a)(g)	1,196,665	255,596
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 0.009%, 4/25/2036 (e)(g)(h)	8,166,033	83,530
New Residential Mortgage Loan Trust, Series 2019-6A, Class B5IA, 1.750%, 9/25/2059 (a)(e)(g)(h)	14,684,907	1,252,050
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.415%, 9/25/2059 (a)(d)(g)	20,419,848	11,004,031
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E2, 4.000%, 9/4/2039 (a)	2,554,000	2,071,179
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AP1, Class A3, 5.654%, 1/25/2036 (e)(g)	3,376,654	1,303,959
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 5.752% (TSFR1M + 0.454%), 12/25/2036 (c)	107,859	71,957
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.986% (TSFR1M + 0.274%), 3/26/2037 (a)(c)(k)	3,994,743	2,967,479
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 4.789% (TSFR1M + 0.264%), 11/26/2036 (a)(c)	633,190	619,351
Oaktown Re Ltd., Series 2019-1A, Class B1B, 9.533% (SOFR30A + 4.464%), 7/25/2029 (a)(c)	1,620,000	1,640,691
OBX Trust, Series 2021-INV3, Class A3, 2.500%, 10/25/2051 (a)(g)	1,298,465	1,028,653
Oceanview Mortgage Trust, Series 2021-5, Class B4, 2.975%, 10/25/2051 (a)(g)	1,715,000	701,687
Oceanview Mortgage Trust, Series 2021-5, Class B5, 2.975%, 10/25/2051 (a)(g)	734,000	224,095
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (f)	12,666	9,019
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 6.072% (TSFR1M + 0.774%), 5/25/2037 (c)	778,599	576,650
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,194,099	975,313
PRET LLC, Series 2022-NPL3, Class A2, 7.870%, 6/25/2052 (a)(o)	1,000,000	960,755
Pretium Mortgage Credit Partners LLC, Series 2021-NPL2, Class A1, 1.992%, 6/27/2060 (a)(o)	1,129,151	1,042,994
Pretium Mortgage Credit Partners LLC, Series 2021-NPL4, Class A1, 2.363%, 10/27/2060 (a)(o)	2,431,635	2,274,194
Pretium Mortgage Credit Partners LLC, Series 2021-NPL6, Class A1, 2.487%, 7/25/2051 (a)(o)	4,627,219	4,364,444
PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026 (a)(g)	596,431	563,512
PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026 (a)(o)	523,966	489,362
PRPM LLC, Series 2021-7, Class A1, 1.867%, 8/25/2026 (a)(o)	2,520,855	2,318,693
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(g)	6,167,000	4,853,133
PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027 (a)(o)	3,611,989	3,567,583
Radnor RE Ltd., Series 2021-1, Class M2, 8.219% (SOFR30A + 3.150%), 12/27/2033 (a)(c)	3,250,000	3,192,335
Radnor RE Ltd., Series 2021-2, Class M2, 10.069% (SOFR30A + 5.000%), 11/25/2031 (a)(c)	3,214,672	3,297,694
Radnor RE Ltd., Series 2022-1, Class M1B, 11.819% (SOFR30A + 6.750%), 9/25/2032 (a)(c)	300,000	326,980
Radnor RE Ltd., Series 2023-1, Class M1A, 7.767% (SOFR30A + 2.700%), 7/25/2033 (a)(b)(c)	4,500,000	4,525,335
Radnor RE Ltd., Series 2023-1, Class M2, 10.917% (SOFR30A + 5.850%), 7/25/2033 (a)(b)(c)	1,000,000	1,014,391
Rate Mortgage Trust, Series 2021-HB1, Class B4, 2.705%, 12/25/2051 (a)(g)	2,573,051	1,457,903

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Rate Mortgage Trust, Series 2021-HB1, Class B5, 2.705%, 12/25/2051 (a)(g)	$575,000	$156,166
Rate Mortgage Trust, Series 2021-HB1, Class B6, 2.705%, 12/25/2051 (a)(g)	1,340,138	265,113
Rate Mortgage Trust, Series 2021-J1, Class B4, 2.717%, 7/25/2051 (a)(g)	1,291,000	483,214
Rate Mortgage Trust, Series 2021-J1, Class B5, 2.717%, 7/25/2051 (a)(g)	922,000	252,861
Rate Mortgage Trust, Series 2021-J1, Class B6, 2.717%, 7/25/2051 (a)(g)	737,919	145,273
Rate Mortgage Trust, Series 2022-J1, Class B4, 2.748%, 1/25/2052 (a)(g)	3,650,812	1,748,458
RBSSP Resecuritization Trust, Series 2009-12, Class 19A2, 3.803%, 12/25/2035 (a)(g)(k)	7,445,628	6,572,732
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(g)	1,511,932	1,327,221
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.852%, 12/25/2035 (g)(k)	3,619,988	3,233,185
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 4.920%, 7/25/2035 (g)	458,482	327,183
Residential Accredit Loans, Inc. Trust, Series 2005-QO5, Class X, 1.743%, 1/25/2046 (e)(g)(h)	22,856,338	1,432,978
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	755,053	611,406
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	429,299	370,162
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (f)	209,680	106,295
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035 (k)	6,139,636	2,672,338
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035 (k)	5,061,870	4,272,491
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 5.500% (TSFR1M + 0.814%), 11/25/2035 (c)	372,675	229,050
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035 (k)	1,887,729	1,722,367
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (f)	290,975	168,268
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	1,243,365	1,096,997
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 5.772% (TSFR1M + 0.474%), 7/25/2036 (c)	112,141	55,722
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 5.772% (TSFR1M + 0.474%), 7/25/2036 (c)(k)	6,063,453	2,681,938
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A3, 5.852% (TSFR1M + 0.554%), 7/25/2036 (c)	585,138	256,917
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 5.782% (TSFR1M + 0.484%), 8/25/2036 (c)(k)	5,057,356	3,981,080
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 5.772% (TSFR1M + 0.474%), 9/25/2036 (c)	367,028	300,184
Residential Accredit Loans, Inc. Trust, Series 2006-QA9, Class A1, 5.772% (TSFR1M + 0.474%), 11/25/2036 (c)	1,514,733	807,763
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class X3, 1.500%, 9/25/2046 (e)(h)	14,156,764	425,354
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	185,560	151,102
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	242,214	197,690
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	1,294,390	1,112,912
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036 (k)	3,237,822	2,882,454
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036 (k)	2,282,602	2,054,422
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036 (k)	2,274,156	1,987,633
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	280,447	231,946
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036 (k)	2,832,442	2,186,432
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 6.062% (TSFR1M + 0.764%), 9/25/2036 (c)(k)	2,747,191	1,803,701
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (f)	79,371	46,720
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	790,164	658,479
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	803,818	668,807

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 5.712% (TSFR1M + 0.414%), 11/25/2036 (c)	$ 1,531,216	$ 817,605
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A25, 6.500%, 11/25/2036 (k)	5,224,566	4,603,689
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	1,045,081	945,010
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (f)	119,279	58,110
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (TSFR1M + 0.664%), 11/25/2036 (c)(k)	6,817,815	5,157,207
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (f)	103,680	48,374
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036 (k)	4,325,354	3,737,759
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 5.862% (TSFR1M + 0.564%), 12/25/2036 (c)(k)	4,726,317	3,172,479
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 6.412% (TSFR1M + 1.114%), 2/25/2036 (c)	661,081	395,835
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 5.500% (TSFR1M + 0.814%), 3/25/2036 (c)(k)	2,649,218	1,622,717
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 5.812% (TSFR1M + 0.514%), 3/25/2036 (c)	1,429,289	845,927
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (f)	508,957	268,507
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,166,494	908,242
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	830,011	699,095
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	1,185,862	1,019,617
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (f)	30,558	17,667
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	1,410,521	1,238,056
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 6.062% (TSFR1M + 0.764%), 7/25/2036 (c)	980,760	696,030
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (f)	36,356	20,920
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (e)(f)	14,951	3,924
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 5.712% (TSFR1M + 0.414%), 2/25/2037 (c)(k)	5,284,422	4,404,006
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (f)	26,656	13,775
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	1,518,655	1,321,017
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (f)	794,238	400,250
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037 (k)	6,366,442	5,574,393
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (k)	10,108,598	8,031,473
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (f)	400,705	183,482
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (e)(f)	541,694	22,485
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	172,905	124,785
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (f)	169,106	82,441
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (f)	185,759	89,400
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 5.742% (TSFR1M + 0.444%), 4/25/2037 (c)(k)	3,011,667	1,834,352
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (f)	339,777	155,907
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 5.962% (TSFR1M + 0.664%), 5/25/2037 (c)	497,559	328,992
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 2A1, 6.750%, 6/25/2037 (k)	29,475,372	12,147,213

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	$ 1,724,135	$ 1,541,357
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (f)	883,722	376,577
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035 (k)	4,053,722	2,333,837
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,103,882	807,878
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 5.500% (TSFR1M + 0.564%), 10/25/2035 (c)	1,768,079	942,445
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	1,591,997	1,342,746
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (f)	531,149	307,164
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	612,607	434,831
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 5.500% (TSFR1M + 0.564%), 4/25/2035 (c)	2,768,759	1,398,387
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036 (e)	3,069,394	1,095,639
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 6.000% (TSFR1M + 0.814%), 1/25/2046 (c)	1,852,515	427,764
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,617,326	515,363
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036 (e)(k)	10,293,480	3,403,508
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036 (e)(k)	6,224,034	1,879,216
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036 (k)	10,223,636	3,266,391
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037 (k)	2,156,327	1,692,329
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (f)	22,418	14,798
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	413,509	358,352
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (f)	12,004	6,689
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (f)	113,096	80,414
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	483,096	435,244
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (f)	32,422	18,608
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	627,046	559,259
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	54,792	46,996
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036 (k)	4,036,425	3,594,178
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.637%, 2/25/2036 (g)	704,430	504,021
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	1,267,364	1,135,355
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (f)	188,771	119,190
Rocket Mortgage Trust, Series 2021-2, Class B4, 2.563%, 6/25/2051 (a)(g)	2,474,764	1,379,297
Rocket Mortgage Trust, Series 2021-2, Class B5, 2.563%, 6/25/2051 (a)(g)	1,566,000	419,405
Rocket Mortgage Trust, Series 2021-2, Class B6, 2.563%, 6/25/2051 (a)(g)	870,254	162,764

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Rocket Mortgage Trust, Series 2021-4, Class B4, 3.007%, 9/25/2051 (a)(d)(g)	$ 9,272,357	$ 6,053,820
Rocket Mortgage Trust, Series 2021-4, Class B5, 3.007%, 9/25/2051 (a)(g)	7,949,274	3,716,603
Rocket Mortgage Trust, Series 2021-4, Class B6, 3.007%, 9/25/2051 (a)(g)	6,252,521	1,367,958
Rocket Mortgage Trust, Series 2021-6, Class B5, 2.794%, 12/25/2051 (a)(g)	1,948,000	567,974
Rocket Mortgage Trust, Series 2021-6, Class B6, 2.794%, 12/25/2051 (a)(g)	1,947,847	402,873
Rocket Mortgage Trust, Series 2022-1, Class B3, 2.757%, 1/25/2052 (a)(d)(g)	9,279,922	6,475,316
Rocket Mortgage Trust, Series 2022-1, Class B4, 2.757%, 1/25/2052 (a)(g)	5,197,193	3,257,055
Rocket Mortgage Trust, Series 2022-1, Class B5, 2.757%, 1/25/2052 (a)(g)	2,245,000	697,016
Rocket Mortgage Trust, Series 2022-1, Class B6, 2.757%, 1/25/2052 (a)(g)	2,093,380	440,514
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A1, 3.321%, 5/25/2050 (a)(g)	4,983,275	4,617,727
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class C, 3.111%, 5/25/2050 (a)(e)(g)(h)	37,978,108	886,865
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class C, 0.000%, 10/25/2051 (a)(g)(h)	149,483	546,496
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M1, 4.250%, 10/25/2051 (a)(g)	1,449,524	1,681,037
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M2, 6.000%, 10/25/2051 (a)(g)	1,159,619	1,345,710
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(g)	14,000,000	12,682,824
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B1, 5.500%, 5/25/2055 (a)(g)	3,153,250	2,882,301
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B2, 6.000%, 5/25/2055 (a)(g)	2,011,000	1,824,011
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B3, 7.769%, 5/25/2055 (a)(g)	2,309,200	2,047,274
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class CERT, 5.530%, 5/25/2055 (a)	38,061,600	34,990,295
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class M1, 5.000%, 5/25/2055 (a)(g)	5,213,750	4,932,244
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class XS, 3.325%, 5/25/2055 (a)(e)(g)(h)	137,375,566	6,979,503
Saluda Grade Alternative Mortgage Trust, Series 2023-SEQ3, Class A2, 6.889%, 6/1/2053 (a)(g)	4,250,000	4,196,212
Sequoia Mortgage Trust, Series 2004-4, Class A, 5.931% (6 Month LIBOR USD + 0.520%), 5/20/2034 (c)	575,282	466,216
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 6.280% (6 Month LIBOR USD + 1.100%), 8/20/2034 (c)	26,667	18,737
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.022%, 3/20/2035 (e)(g)(h)	4,641,333	35,140
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 4.018%, 10/20/2046 (g)(k)	2,005,266	1,443,988
Sequoia Mortgage Trust, Series 2020-3, Class B4, 3.322%, 4/25/2050 (a)(g)	2,353,881	1,495,120
Sequoia Mortgage Trust, Series 2021-1, Class B4, 2.673%, 3/25/2051 (a)(g)	2,482,964	1,224,809
Sequoia Mortgage Trust, Series 2021-7, Class B4, 2.866%, 11/25/2051 (a)(g)	1,624,858	643,805
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(d)(g)	8,429,534	6,744,521
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.848%, 7/25/2043 (a)(g)	782,566	668,273
Shellpoint Asset Funding Trust, Series 2013-1, Class B5, 3.848%, 7/25/2043 (a)(g)(k)	2,733,914	1,583,103
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.676%, 1/28/2050 (a)(g)	6,000,000	4,682,532
STAR Trust, Series 2021-1, Class B1, 3.520%, 5/25/2065 (a)(g)	1,158,500	841,691

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(d)(g)	$8,539,660	$6,798,176
Starwood Mortgage Residential Trust, Series 2022-SFR3, Class A, 6.880% (TSFR1M + 1.650%), 5/17/2024 (a)(c)	1,991,594	1,990,960
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 4.226%, 9/25/2035 (g)(k)	1,833,176	1,536,005
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 3.858%, 1/25/2036 (g)	299,085	233,671
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-5, Class 3A1, 4.142%, 6/25/2037 (g)(k)	3,324,753	2,600,638
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 6.727% (TSFR1M + 1.614%), 9/25/2037 (c)	776,863	523,501
Structured Asset Mortgage Investments Trust, Series 2004-AR1, Class X, 0.000%, 3/19/2034 (e)(g)(h)	4,675,558	47
Structured Asset Mortgage Investments Trust, Series 2004-AR7, Class X, 0.126%, 4/19/2035 (e)(g)(h)	7,000,516	130,714
Structured Asset Mortgage Investments Trust, Series 2005-AR2, Class 1X, 0.009%, 5/25/2045 (e)(g)(h)	7,556,537	93,694
Structured Asset Mortgage Investments Trust, Series 2005-AR3, Class 1X, 0.011%, 8/25/2035 (e)(g)(h)	10,636,044	135,652
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 1X, 0.000%, 5/25/2046 (e)(g)(h)	10,980,251	389,964
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 4X, 0.000%, 5/25/2046 (e)(g)(h)	35,333,664	1,134,670
Structured Asset Mortgage Investments Trust, Series 2006-AR8, Class X, 0.400%, 10/25/2036 (e)(h)	77,598,769	1,255,936
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 6.574%, 3/25/2033 (g)	13,423	12,391
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 0.434%, 1/25/2037 (a)(e)(g)(h)	23,706,779	1,345,028
Triangle Re Ltd., Series 2021-1, Class B1, 9.912% (TSFR1M + 0.274%), 8/25/2033 (a)(c)	1,500,000	1,506,633
Triangle Re Ltd., Series 2021-3, Class M1B, 7.969% (SOFR30A + 2.900%), 2/25/2034 (a)(c)	8,400,000	8,328,163
Triangle Re Ltd., Series 2021-3, Class M2, 8.819% (SOFR30A + 3.750%), 2/25/2034 (a)(c)	2,200,000	2,189,103
Unison Trust, Series 2021-1, Class A, 4.500%, 4/25/2050 (a)(g)	8,838,501	7,647,018
Unlock Hea Trust, Series 2022-1, Class A, 7.000%, 9/25/2035 (a)(d)(o)	23,039,634	22,193,780
Unlock Hea Trust, Series 2022-1, Class B, 8.000%, 9/25/2035 (a)(o)	10,000,000	9,334,460
UWM Mortgage Trust, Series 2021-INV1, Class B2, 3.160%, 8/25/2051 (a)(g)	7,353,798	5,649,144
UWM Mortgage Trust, Series 2021-INV1, Class B4, 3.160%, 8/25/2051 (a)(g)	2,152,448	1,425,517
UWM Mortgage Trust, Series 2021-INV1, Class B5, 3.160%, 8/25/2051 (a)(g)	1,613,617	1,024,064
UWM Mortgage Trust, Series 2021-INV1, Class B6, 3.160%, 8/25/2051 (a)(e)(g)	3,400,594	954,571
UWM Mortgage Trust, Series 2021-INV2, Class B2, 3.248%, 9/25/2051 (a)(d)(g)	8,845,403	6,781,806
UWM Mortgage Trust, Series 2021-INV2, Class B3, 3.248%, 9/25/2051 (a)(g)(k)	5,192,431	3,831,485
UWM Mortgage Trust, Series 2021-INV2, Class B4, 3.248%, 9/25/2051 (a)(g)	2,883,722	1,897,106
UWM Mortgage Trust, Series 2021-INV2, Class B5, 3.248%, 9/25/2051 (a)(g)	2,115,435	1,330,158
UWM Mortgage Trust, Series 2021-INV2, Class B6, 2.934%, 9/25/2051 (a)(e)(g)	4,380,896	1,575,423
UWM Mortgage Trust, Series 2021-INV3, Class B4, 3.238%, 11/25/2051 (a)(g)	5,989,444	3,900,422
UWM Mortgage Trust, Series 2021-INV3, Class B5, 3.238%, 11/25/2051 (a)(g)	4,392,516	2,574,542

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
UWM Mortgage Trust, Series 2021-INV3, Class B6, 2.966%, 11/25/2051 (a)(g)	$ 9,982,729	$ 4,189,891
Verus Securitization Trust, Series 2022-3, Class M1, 4.096%, 2/25/2067 (a)(g)	2,500,000	1,807,818
Verus Securitization Trust, Series 2022-7, Class M1, 5.390%, 7/25/2067 (a)(g)	750,000	637,175
Verus Securitization Trust, Series 2022-8, Class A3, 6.127%, 9/25/2067 (a)(o)	661,586	645,283
Verus Securitization Trust, Series 2023-2, Class A2, 6.599%, 3/25/2068 (a)(o)	3,271,135	3,227,838
Verus Securitization Trust, Series 2023-INV1, Class A2, 6.556%, 2/25/2068 (a)(o)	1,592,579	1,592,154
Verus Securitization Trust, Series 2023-INV1, Class M1, 7.627%, 2/25/2068 (a)(g)	2,300,000	2,287,794
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 0.002%, 7/25/2044 (e)(g)(h)	8,827,891	65,326
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 4.519%, 6/25/2034 (g)	519,372	475,942
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 3.974%, 1/25/2036 (g)(k)	12,526,911	11,486,876
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class X, 0.047%, 4/25/2045 (e)(g)(h)	15,910,111	294,830
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.783%, 6/25/2037 (g)(k)	1,836,731	1,627,540
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1XPP, 0.166%, 5/25/2047 (e)(g)(h)	69,978,929	22,813
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 1XPP, 0.126%, 6/25/2047 (e)(g)(h)	59,643,838	1,730
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (f)	232	163
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-5, Class CB11, 6.000% (TSFR1M + 1.514%), 7/25/2035 (c)(k)	3,224,958	2,859,615
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 5.932% (TSFR1M + 0.634%), 12/25/2035 (c)(k)	2,735,061	1,758,414
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-5, Class 2CB2, 6.000% (TSFR1M + 0.714%), 7/25/2036 (c)	493,373	285,491
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.036%, 10/25/2046 (e)(g)(h)	11,905,920	220,843
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA4, Class XPPP, 0.000%, 4/25/2047 (e)(g)(h)	20,869,039	52,131
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, 5.732% (TSFR1M + 0.434%), 3/25/2037 (c)(k)	3,015,103	1,899,494
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.000%, 6/25/2037	813,871	728,041
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	1,524,578	1,284,524
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	1,672,458	1,409,120
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 5.680%, 8/25/2036 (g)	136,117	98,783
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 4.570%, 10/25/2036 (g)	373,896	255,976
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (f)	16,378	10,426
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class B4, 3.729%, 7/25/2049 (a)(g)	1,627,000	1,124,021
Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class B4, 3.521%, 9/25/2049 (a)(g)	2,124,000	1,363,842

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B4, 2.708%, 12/25/2050 (a)(g)	$ 1,818,000	$ 697,805
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B5, 2.708%, 12/25/2050 (a)(g)	1,011,000	391,809
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B6, 2.708%, 12/25/2050 (a)(g)	1,420,044	333,991
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B2, 2.975%, 8/25/2051 (a)(g)(k)	4,691,063	3,523,500
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B4, 2.975%, 8/25/2051 (a)(g)	1,563,044	999,698
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B5, 2.975%, 8/25/2051 (a)(g)	1,158,000	405,413
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B6, 2.975%, 8/25/2051 (a)(g)	1,852,327	414,558
Wells Fargo Mortgage Loan Trust, Series 2010-RR2, Class 1A4, 3.619%, 9/27/2035 (a)(g)	3,768,497	3,099,495
Western Mortgage Reference Notes, Series 2021-CL2, Class B, 13.569% (SOFR30A + 8.500%), 7/25/2059 (a)(c)	6,600,000	6,418,480
Western Mortgage Reference Notes, Series 2021-CL2, Class M4, 10.419% (SOFR30A + 5.350%), 7/25/2059 (a)(c)	13,161,188	13,056,688
Western Mortgage Reference Notes, Series 2021-CL2, Class M5, 11.569% (SOFR30A + 6.500%), 7/25/2059 (a)(c)	7,687,693	7,465,910
WinWater Mortgage Loan Trust, Series 2014-1, Class B5, 3.919%, 6/20/2044 (a)(g)(k)	2,370,000	1,689,936
WinWater Mortgage Loan Trust, Series 2014-2, Class B5, 4.052%, 9/20/2044 (a)(g)	1,938,000	1,313,415
WinWater Mortgage Loan Trust, Series 2015-A, Class B5, 3.839%, 6/20/2045 (a)(g)	3,901,062	1,828,187
ZeroDown LLC, Series 2021-SFR1, Class A, 3.861%, 9/25/2024 (a)(g)(j)	12,188,053	11,844,350
ZeroDown LLC, Series 2021-SFR1, Class B, 7.677%, 9/25/2024 (a)(j)	3,250,112	3,089,231

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $2,254,655,720)		$1,794,432,869

Residential Mortgage-Backed Securities – U.S. Government Agency – 13.49%
Federal National Mortgage Association, 4.500%, 8/1/2052	3,413,538	3,270,310
Government National Mortgage Association, 5.000%, 8/15/2040	169,750,000	166,340,741
Government National Mortgage Association, 4.500%, 8/20/2052	8,773,093	8,440,961
Government National Mortgage Association, 5.000%, 8/20/2052	23,773,519	23,303,468
Government National Mortgage Association, 4.500%, 9/20/2052	15,717,177	15,122,157
Government National Mortgage Association, 4.500%, 11/20/2052	24,433,401	23,508,401
Government National Mortgage Association, 5.500%, 11/20/2052	10,363,034	10,298,203
Government National Mortgage Association, 6.000%, 11/20/2052	9,666,684	9,713,065
Government National Mortgage Association, 5.500%, 12/20/2052	10,642,966	10,576,383
Government National Mortgage Association, 5.500%, 3/20/2053	90,000,000	89,436,960
Government National Mortgage Association, 4.500%, 5/20/2053	10,305,130	9,914,998
Government National Mortgage Association, 5.500%, 6/20/2053	2,294,879	2,280,522

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $375,060,924)		$372,206,169

Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer –0.97%
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 7.283% (SOFR30A + 2.214%), 10/25/2039 (a)(c)	273,981	274,810

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – (continued)
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1, 7.619% (SOFR30A + 2.550%), 7/25/2042 (a)(c)	$ 683,788	$ 700,047
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 6.769% (SOFR30A + 1.700%), 7/25/2043 (a)(c)	2,500,000	2,509,382
Federal Home Loan Mortgage Corp., Series 2021-HQA1, Class B2, 10.069% (SOFR30A + 5.000%), 8/25/2033 (a)(c)	3,121,727	3,035,880
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B2, 12.569% (SOFR30A + 7.500%), 10/25/2041 (a)(c)	5,100,000	5,361,375
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class B1, 8.469% (SOFR30A + 3.400%), 1/25/2042 (a)(c)	2,000,000	2,021,250
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.514%, 11/25/2048 (a)(d)(g)	20,395,427	12,729,928

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost – $33,198,372)		$26,632,672

Whole Loans – 0.23%
Agency High Balance Residential Mortgages, 5.125%, 5/24/2048	482,326	460,475
Agency High Balance Residential Mortgages, 4.000% to 4.500%, 4/26/2037 to 8/24/2037 (e)	1,880,985	1,786,629
Savannah Grand, 10.010%, 8/6/2023	4,050,000	4,044,810

TOTAL WHOLE LOANS (Cost – $6,360,147)		$6,291,914

Warrants – 0.00% (q)	Shares
Financial – 0.00%
Kingstone Cos, Inc. (a)(e)	90,000	56,160

TOTAL WARRANTS (Cost – $0)		$56,160

Short-Term Investments – 7.25%	Principal Amount
U.S. Treasury Bills – 2.52%
4.286%, 8/24/2023 (r)	$20,000,000	19,942,851
5.181%, 10/5/2023 (r)	25,000,000	24,762,559
5.199%, 10/26/2023 (r)	25,000,000	24,685,901

		69,391,311

	Shares
Money Market Funds – 4.73%
First American Government Obligations Fund, Class U, 5.162% (s)	130,645,748	130,645,748

TOTAL SHORT-TERM INVESTMENTS (Cost – $200,086,129)		$200,037,059

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

Value

TOTAL INVESTMENTS – 117.48% (Cost – $3,844,274,884)	$3,241,621,104

Liabilities in Excess of Other Assets – (17.48%)	(482,294,253)

NET ASSETS – 100.00%	$2,759,326,850

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

SOFR30A: Secured Overnight Financing Rate 30 Day Average

TSFR1M: 1 Month Term Secured Overnight Financing Rate

TSFR3M: 3 Month Term Secured Overnight Financing Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2023, the value of these securities amounted to $1,793,037,254 or 64.98% of net assets.

(b)	Security issued on a when-issued basis. On July 31, 2023, the total value of investments purchased on a when-issued basis was $8,613,519 or 0.31% of net assets.
(c)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of July 31, 2023.

(d)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At July 31, 2023, the value of securities pledged amounted to $224,522,550.
(e)	Illiquid security. At July 31, 2023, the value of these securities amounted to $171,005,745 or 6.20% of net assets.
(f)	Principal only security.
(g)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2023.
(h)	Interest only security.
(i)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2023, the value of securities pledged amounted to $2,977,045 or 0.11% of net assets.

(j)

As of July 31, 2023, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $16,255,783 or 0.59% of net assets. Value determined using significant unobservable inputs.

(k)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At July 31, 2023, the value of securities pledged amounted to $514,298,799.
(l)	Security issued as a “Baby Bond”, with a par value of $25 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.
(m)	Security identified as in default as to the payment of interest. Income is not being accrued.
(n)	Auction rate security. Rate disclosed is the rate in effect as of July 31, 2023.
(o)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2023.
(p)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(q)	Less than 0.005%.
(r)	Rate disclosed is the effective yield as of July 31, 2023.
(s)	Rate disclosed is the seven day yield as of July 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

Consolidated Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	September 2023	(433)	($48,238,906)	$1,341,461
10 Year ERIS SOFR Swap Future	December 2030	(600)	(46,104,720)	843,660
10 Year ERIS SOFR Swap Future	March 2032	(559)	(45,849,739)	918,772
10 Year ERIS SOFR Swap Future	September 2032	(1,067)	(91,006,244)	7,666,182
Total				$10,770,075

Consolidated Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Barclays Capital, Inc.	6.966%	6/20/2023	9/20/2023	$81,812,252	$80,381,270
Barclays Capital, Inc.	6.966%	7/10/2023	9/20/2023	13,276,304	13,093,875
Barclays Capital, Inc.	6.966%	7/14/2023	9/20/2023	6,610,711	6,524,855
Total					$100,000,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Consolidated Schedule of Centrally Cleared Credit Default Swaps – Buy Protection
Reference Obligation	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Value	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.HY	5.000%	Quarterly	12/20/2027	Wells Fargo Securities, LLC	$49,500,000	($2,167,142)	$578,628	($2,745,770)

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Impact Fund

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 1.84%
Financial – 1.84%
AmeriServ Financial, Inc.	21,000	$69,300
Bank7 Corp.	7,000	185,220
Eagle Bancorp Montana, Inc.	13,800	181,884
Financial Institutions, Inc.	2,100	40,278
First United Corp.	28,700	492,492
Greene County Bancorp, Inc.	8,800	303,248
Independent Bank Corp.	5,200	313,300

TOTAL COMMON STOCKS (Cost – $1,545,951)		$1,585,722

Corporate Obligations – 91.98%	Principal Amount
Financial – 91.98%
A10 Capital LLC, 5.875%, 8/17/2026 (a)	$1,000,000	931,080
Banc of California, Inc., 5.250%, 4/15/2025	500,000	464,329
BankFinancial Corp., 3.750% (TSFR3M + 2.990%), 5/15/2031 (a)(b)	2,000,000	1,689,852
BankGuam Holding Co., 4.750% (TSFR3M + 4.130%), 7/1/2031 (a)(b)	2,000,000	1,717,981
Brookline Bancorp, Inc., 6.000% (3 Month LIBOR USD + 3.315%), 9/15/2029 (b)	500,000	467,359
CB Financial Services, Inc., 3.875% (TSFR3M + 2.800%), 12/15/2031 (a)(b)	1,000,000	816,189
Central Pacific Financial Corp., 4.750% (TSFR3M + 4.560%), 11/1/2030 (b)	1,000,000	867,584
Citizens Community Bancorp, Inc., 4.750% (TSFR3M + 3.290%), 4/1/2032 (a)(b)	1,300,000	1,071,470
Civista Bancshares, Inc., 3.250% (SOFR + 2.190%), 12/1/2031 (b)	2,500,000	2,087,942
Clear Street Holdings LLC, 5.875%, 5/15/2026 (a)	2,000,000	1,874,049
Colony Bankcorp, Inc., 5.250% (TSFR3M + 2.650%), 5/20/2032 (a)(b)	1,000,000	834,356
Dickinson Financial Corp., 4.250% (TSFR3M + 4.030%), 11/15/2030 (a)(b)	1,250,000	1,083,200
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (b)	1,000,000	826,806
Equity Bancshares, Inc., 7.000% (TSFR3M + 6.880%), 6/30/2030 (b)	1,000,000	908,843
FedNat Holding Co., 7.750%, 3/15/2029 (c)(d)(e)	2,500,000	775,000
Fidelity Bank, 5.875% (TSFR3M + 3.892%), 5/31/2030 (b)	2,000,000	1,809,676
Fidelity Financial Corp., 5.000% (TSFR3M + 2.470%), 4/30/2032 (a)(b)	3,000,000	2,483,021
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (b)	1,500,000	1,369,494
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (b)	2,500,000	2,146,698
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (a)(b)	750,000	698,996
First Foundation, Inc., 3.500% (SOFR + 2.040%), 2/1/2032 (b)	1,000,000	619,736
First Internet Bancorp, 3.750% (SOFR + 3.110%), 9/1/2031 (b)	1,000,000	826,179
First Northwest Bancorp, 3.750% (SOFR + 3.000%), 3/30/2031 (b)	1,500,000	1,270,136
Firstsun Capital Bancorp, 6.000% (TSFR3M + 5.890%), 7/1/2030 (a)(b)	2,000,000	1,807,726
Flushing Financial Corp., 3.125% (TSFR3M + 2.035%), 12/1/2031 (b)	3,000,000	2,420,237
Flushing Financial Corp., 6.000% (TSFR3M + 3.130%), 9/1/2032 (b)	500,000	424,311
FS Bancorp, Inc., 3.750% (TSFR3M + 3.370%), 2/15/2031 (b)	1,000,000	853,045
Home Bancshares, Inc., 5.500% (TSFR3M + 5.345%), 7/31/2030 (a)(b)	1,000,000	891,257
Homestreet, Inc., 6.500%, 6/1/2026	750,000	534,970
Independent Bank Corp., 5.950% (TSFR3M + 5.825%), 5/31/2030 (a)(b)	750,000	680,144
Jamesmark Bancshares, Inc., 3.750% (TSFR3M + 3.050%), 10/1/2031 (a)(b)	850,000	698,954
Kingstone Cos, Inc., 12.000%, 12/30/2024 (a)(c)	4,028,000	3,846,740
Limestone Bancorp, Inc., 5.750% (TSFR3M + 4.212%), 7/31/2029 (a)(b)	1,000,000	936,560
Malvern Bancorp, Inc., 9.466% (3 Month LIBOR USD + 4.145%), 2/15/2027 (b)	500,000	495,007
Marble Point Loan Financing Ltd. / MPLF Funding LLC, 7.500%, 10/16/2025 (a)	3,500,000	3,320,625
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (b)	3,000,000	2,399,164

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Impact Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Midwest Bankcentre, Inc., 3.625% (TSFR3M + 2.950%), 6/15/2031 (a)(b)	$1,500,000	$1,250,231
Narragansett Financial Corp., 3.875% (TSFR3M + 3.190%), 5/15/2031 (a)(b)	2,000,000	1,686,808
New York Community Bancorp, Inc., 5.900% (TSFR3M + 3.042%), 11/6/2028 (b)	1,000,000	945,269
NexBank Capital, Inc., 4.000% (TSFR3M + 3.390%), 8/15/2031 (a)(b)	3,000,000	2,424,922
NexBank Capital, Inc., 6.000%, 7/15/2032 (a)(f)	1,000,000	851,635
Northpointe Bancshares, Inc., 6.000% (TSFR3M + 4.905%), 9/30/2029 (a)(b)	1,000,000	929,532
Oakstar Bancshares, Inc., 4.250% (TSFR3M + 3.516%), 4/15/2031 (a)(b)	1,000,000	856,192
OceanFirst Financial Corp., 5.250% (TSFR3M + 5.095%), 5/15/2030 (b)	1,000,000	901,339
Olney Bancshares of Texas, Inc., 4.000% (TSFR3M + 3.320%), 3/15/2031 (a)(b)	1,250,000	1,068,103
Peapack Gladstone Financial Corp., 8.092% (3 Month LIBOR USD + 2.540%), 12/15/2027 (b)	1,000,000	969,200
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (b)	4,000,000	3,140,530
Primis Financial Corp., 9.581% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(b)	1,000,000	981,388
RBB Bancorp, 4.000% (TSFR3M + 3.290%), 4/1/2031 (b)	3,000,000	2,610,784
River Financial Corp., 4.000% (TSFR3M + 3.420%), 3/15/2031 (a)(b)	1,000,000	854,482
SmartFinancial, Inc., 5.625% (TSFR3M + 2.812%), 10/2/2028 (a)(b)	1,250,000	1,239,390
South Street Securities Funding LLC, 6.250%, 12/30/2026 (a)	1,000,000	928,864
Stellar Bancorp, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (b)	1,000,000	911,902
Summit Financial Group, Inc., 3.250% (TSFR3M + 2.300%), 12/1/2031 (b)	1,000,000	800,561
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(b)	2,000,000	1,888,295
TIAA FSB Holdings, Inc., 10.256% (3 Month LIBOR USD + 4.704%), 3/15/2026 (b)	1,000,000	998,527
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)	2,000,000	1,862,500
Trinity Capital, Inc., 4.250%, 12/15/2026	2,000,000	1,713,174
Truist Bank, 3.625%, 9/16/2025	1,000,000	946,293
Truist Financial Corp., 6.047% (SOFR + 2.050%), 6/8/2027 (b)	500,000	501,095
Valley National Bancorp, 6.250% (TSFR3M + 2.780%), 9/30/2032 (b)	1,000,000	832,395
Webster Financial Corp., 4.000% (TSFR3M + 2.530%), 12/30/2029 (b)	50,000	46,406
Zais Group LLC, 7.000%, 11/15/2023 (a)	360,000	359,551

TOTAL CORPORATE OBLIGATIONS (Cost – $92,524,423)		$79,448,084

Preferred Stocks – 0.85%	Shares
Financial – 0.85%
First Guaranty Bancshares, Inc., 6.750%	40,000	732,800

TOTAL PREFERRED STOCKS (Cost – $1,000,000)		$732,800

Warrants – 0.14%
Financial – 0.14%
Kingstone Cos, Inc. (a)(c)	195,750	122,148

TOTAL WARRANTS (Cost – $0)		$122,148

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Impact Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Shares	Value
Short-Term Investments – 3.71%
Money Market Funds – 3.71%
First American Government Obligations Fund, Class U, 5.162% (g)	3,201,961	$3,201,961

TOTAL SHORT-TERM INVESTMENTS (Cost – $3,201,961)		$3,201,961

TOTAL INVESTMENTS – 98.52% (Cost – $98,272,335)		$85,090,715
Other Assets in Excess of Liabilities – 1.48%		1,279,422

NET ASSETS – 100.00%		$86,370,137

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

TSFR3M: 3 Month Term Secured Overnight Financing Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2023, the value of these securities amounted to $42,686,240 or 49.42% of net assets.

(b)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of July 31, 2023.

(c)	Illiquid security. At July 31, 2023, the value of these securities amounted to $4,743,888 or 5.49% of net assets.
(d)

As of July 31, 2023, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $775,000 or 0.90% of net assets. Value determined using significant unobservable inputs.

(e)	Security identified as in default as to the payment of interest. Income is not being accrued.
(f)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2023.
(g)	Rate disclosed is the seven day yield as of July 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Value

Asset-Backed Securities – 3.98%
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.750%, 11/15/2030 (a)	$200,000	$200,870
Foundation Finance Trust, Series 2017-1A, Class C, 5.400%, 7/15/2033 (a)	200,000	190,883
Foundation Finance Trust, Series 2023-1A, Class D, 9.180%, 12/15/2043 (a)	200,000	204,868
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030 (a)	200,000	200,187
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.310%, 10/16/2028 (a)	200,000	197,107
Octane Receivables Trust, Series 2023-2A, Class D, 7.380%, 6/20/2031 (a)	200,000	198,804
Oportun Financial Corp., Series 2022-3, Class C, 10.147%, 1/8/2030 (a)	200,000	205,286
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	299,958	305,764
Pagaya AI Debt Selection Trust, Series 2023-3, Class B, 9.570%, 12/16/2030 (a)	200,000	203,250
Pagaya AI Debt Selection Trust, Series 2023-5, Class C, 9.099%, 4/15/2031 (a)	100,000	101,321
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	350,000	349,976
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	100,000	97,780
USASF Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	200,000	201,883

TOTAL ASSET-BACKED SECURITIES (Cost – $2,641,136)		$2,657,979

Corporate Obligations – 71.17%
Basic Materials – 6.52%
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	400,000	393,133
Cleveland-Cliffs, Inc., 6.750%, 4/15/2030 (a)	500,000	487,077
Compass Minerals International, Inc., 6.750%, 12/1/2027 (a)	500,000	487,691
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(b)(c)	505,384	512,965
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	1,000,000	904,021
Hecla Mining Co., 7.250%, 2/15/2028	500,000	495,668
Mercer International, Inc., 5.125%, 2/1/2029	750,000	613,125
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	500,000	461,390

		4,355,070

Communications – 8.74%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	443,419
Audacy Capital Corp., 6.500%, 5/1/2027 (a)(b)	100,000	1,613
Audacy Capital Corp., 6.750%, 3/31/2029 (a)(b)	200,000	4,500
Cars.com, Inc., 6.375%, 11/1/2028 (a)	500,000	472,058
CMG Media Corp., 8.875%, 12/15/2027 (a)	250,000	193,410
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	500,000	390,339
CSC Holdings LLC, 5.500%, 4/15/2027 (a)	500,000	429,484
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (a)	542,000	408,465
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)	1,000,000	903,028
EquipmentShare.com, Inc., 9.000%, 5/15/2028 (a)	500,000	496,104
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	1,000,000	686,015
Lamar Media Corp., 4.875%, 1/15/2029	250,000	233,350
Nexstar Media, Inc., 5.625%, 7/15/2027 (a)	250,000	235,290
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (a)	250,000	230,000
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	300,000	289,404
Univision Communications, Inc., 6.625%, 6/1/2027 (a)	250,000	243,690
Urban One, Inc., 7.375%, 2/1/2028 (a)	200,000	176,800

		5,836,969

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Consumer, Cyclical – 11.09%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026 (a)	$500,000	$493,008
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,000,000	854,152
Aramark Services, Inc., 6.375%, 5/1/2025 (a)	500,000	500,434
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (a)	250,000	238,272
Carnival Corp., 6.000%, 5/1/2029 (a)	350,000	314,928
Clarios Global LP, 6.750%, 5/15/2025 (a)	226,000	226,752
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (a)	500,000	484,118
FirstCash, Inc., 4.625%, 9/1/2028 (a)	500,000	446,692
Ford Motor Co., 6.100%, 8/19/2032	1,000,000	967,970
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029	500,000	461,596
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/2026 (a)	500,000	471,867
Installed Building Products, Inc., 5.750%, 2/1/2028 (a)	100,000	94,786
Lithia Motors, Inc., 4.625%, 12/15/2027 (a)	250,000	231,634
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	500,000	452,685
New Red Finance, Inc., 4.375%, 1/15/2028 (a)	250,000	231,223
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	300,000	302,844
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (a)	100,000	85,738
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 6/1/2028 (a)	100,000	95,627
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	500,000	451,046

		7,405,372

Consumer, Non-cyclical – 6.98%
Arrow Bidco LLC, 9.500%, 3/15/2024 (a)	470,000	471,936
CPI CG, Inc., 8.625%, 3/15/2026 (a)	234,000	226,168
Korn Ferry, 4.625%, 12/15/2027 (a)	250,000	235,306
Matthews International Corp., 5.250%, 12/1/2025 (a)	250,000	240,982
Medline Borrower LP, 5.250%, 10/1/2029 (a)	500,000	442,244
NESCO Holdings, Inc., 5.500%, 4/15/2029 (a)	100,000	91,050
Performance Food Group, Inc., 4.250%, 8/1/2029 (a)	500,000	444,612
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/2027 (a)	250,000	220,978
Select Medical Corp., 6.250%, 8/15/2026 (a)	500,000	496,177
Simmons Foods, Inc., 4.625%, 3/1/2029 (a)	250,000	208,995
Sotheby’s, 7.375%, 10/15/2027 (a)	300,000	266,114
Sotheby’s / Bidfair Holdings, Inc., 5.875%, 6/1/2029 (a)	500,000	388,399
TreeHouse Foods, Inc., 4.000%, 9/1/2028	250,000	218,538
Upbound Group, Inc., 6.375%, 2/15/2029 (a)	500,000	459,223
US Foods, Inc., 6.250%, 4/15/2025 (a)	250,000	250,868

		4,661,590

Energy – 19.47%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (a)	1,250,000	1,203,094
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (a)	700,000	683,120
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/2028 (a)	250,000	226,639
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.125%, 1/15/2027 (a)	600,000	577,431
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.750%, 7/15/2028 (a)	200,000	199,743
CITGO Petroleum Corp., 7.000%, 6/15/2025 (a)	500,000	494,512
Comstock Resources, Inc., 6.750%, 3/1/2029 (a)	100,000	93,385
Comstock Resources, Inc., 5.875%, 1/15/2030 (a)	100,000	88,609
CrownRock LP / CrownRock Finance, Inc., 5.000%, 5/1/2029 (a)	250,000	235,375

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Corporate Obligations –(continued)
Energy – (continued)
Encino Acquisition Partners Holdings LLC, 8.500%, 5/1/2028 (a)	$250,000	$229,692
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)	750,000	637,433
Hilcorp Energy I LP / Hilcorp Finance Co., 5.750%, 2/1/2029 (a)	900,000	833,310
Kinetik Holdings LP, 5.875%, 6/15/2030 (a)	250,000	240,556
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	250,000	238,607
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	500,000	459,387
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 2/15/2028	500,000	472,610
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (a)	1,500,000	1,434,203
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	500,000	431,271
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (a)	500,000	501,327
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.000%, 12/31/2030 (a)	500,000	444,280
Transocean, Inc., 11.500%, 1/30/2027 (a)	113,000	118,624
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027	750,000	723,174
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)	250,000	212,298
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/2033 (a)	250,000	203,517
Warrior Met Coal, Inc., 7.875%, 12/1/2028 (a)	2,000,000	2,022,738

		13,004,935

Financial – 10.70%
Enact Holdings, Inc., 6.500%, 8/15/2025 (a)	500,000	495,525
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	500,000	458,413
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.250% PIK, 9/15/2024 (a)	433,620	408,321
goeasy Ltd., 4.375%, 5/1/2026 (a)	500,000	457,736
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	750,000	679,208
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	400,000	258,454
LPL Holdings, Inc., 4.625%, 11/15/2027 (a)	500,000	471,688
MPT Operating Partnership LP / MPT Finance Corp., 3.500%, 3/15/2031	500,000	360,660
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (a)	650,000	621,764
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	250,000	252,697
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	250,000	211,187
PRA Group, Inc., 7.375%, 9/1/2025 (a)	250,000	241,010
PRA Group, Inc., 5.000%, 10/1/2029 (a)	500,000	381,850
Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 4/15/2030 (a)	500,000	360,841
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	500,000	496,955
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	400,000	404,814
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	500,000	440,024
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 2/15/2029 (a)	200,000	139,318

		7,140,465

Industrial – 7.67%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	250,000	240,371
Builders FirstSource, Inc., 5.000%, 3/1/2030 (a)	250,000	234,000
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (a)	500,000	445,194
Coherent Corp., 5.000%, 12/15/2029 (a)	500,000	450,508
Covanta Holding Corp., 5.000%, 9/1/2030	250,000	216,794
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (a)	250,000	260,522
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	100,000	83,632
Knife River Holding Co., 7.750%, 5/1/2031 (a)	500,000	510,468
MIWD Holdco LLC / MIWD Finance Corp., 5.500%, 2/1/2030 (a)	100,000	84,609

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Corporate Obligations –(continued)
Industrial – (continued)
Moog, Inc., 4.250%, 12/15/2027 (a)	$250,000	$231,305
Mueller Water Products, Inc., 4.000%, 6/15/2029 (a)	300,000	267,611
Owens-Brockway Glass Container, Inc., 7.250%, 5/15/2031 (a)	225,000	228,931
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029 (a)	200,000	178,500
Seaspan Corp., 5.500%, 8/1/2029 (a)	500,000	408,185
Sensata Technologies BV, 5.875%, 9/1/2030 (a)	250,000	241,153
Smyrna Ready Mix Concrete LLC, 6.000%, 11/1/2028 (a)	250,000	238,569
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (a)	100,000	100,062
Vertiv Group Corp., 4.125%, 11/15/2028 (a)	500,000	449,298
XPO, Inc., 7.125%, 6/1/2031 (a)	250,000	253,201

		5,122,913

TOTAL CORPORATE OBLIGATIONS (Cost – $51,990,832)		$47,527,314

Residential Mortgage-Backed Securities – 16.79%
Bellemeade Re Ltd., Series 2021-2A, Class M2, 7.969% (SOFR30A + 2.900%), 6/25/2031 (a)(d)	710,000	708,477
Bellemeade Re Ltd., Series 2021-1A, Class M2, 9.919% (SOFR30A + 4.850%), 3/25/2031 (a)(d)	640,000	662,480
GCAT Trust, Series 2023-NQM2, Class B1, 7.031%, 11/25/2067 (a)(e)	850,000	746,846
GS Mortgage-Backed Securities Corp Trust, Series 2019-PJ1, Class B6, 4.072%, 8/25/2049 (a)(e)	511,534	289,996
Home RE Ltd., Series 2021-2, Class B1, 9.219% (SOFR30A + 4.150%), 1/25/2034 (a)(d)	800,000	749,577
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.825%, 7/25/2050 (a)(e)	716,795	552,947
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.845%, 8/25/2050 (a)(e)	713,281	537,782
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.000%, 9/4/2039 (a)	760,000	657,004
Oaktown Re Ltd., Series 2021-2, Class B1, 9.469% (SOFR30A + 4.400%), 4/25/2034 (a)(d)	1,000,000	923,491
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757%, 4/17/2038 (a)	765,000	665,141
Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/2040 (a)	500,000	412,108
PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026 (a)(e)	508,824	479,839
Radnor RE Ltd., Series 2021-2, Class B1, 11.069% (SOFR30A + 6.000%), 11/25/2031 (a)(d)	750,000	788,852
Radnor RE Ltd., Series 2021-1, Class M2, 8.219% (SOFR30A + 3.150%), 12/27/2033 (a)(d)	750,000	736,693
STAR Trust, Series 2021-1, Class B1, 3.520%, 5/25/2065 (a)(e)	1,000,000	726,535
Verus Securitization Trust, Series 2021-1, Class M1, 1.968%, 1/25/2066 (a)(e)	726,000	465,171
Verus Securitization Trust, Series 2023-INV1, Class B1, 7.627%, 2/25/2068 (a)(e)	750,000	698,993
Verus Securitization Trust, Series 2023-3, Class B1, 7.987%, 3/25/2068 (a)(e)	450,000	410,844

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $11,191,205)		$11,212,776

Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – 4.98%
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, 8.169% (SOFR30A + 3.100%), 3/25/2042 (a)(d)	370,000	377,177
Federal Home Loan Mortgage Corp., Series 2021-DNA2, Class B1, 8.469% (SOFR30A + 3.400%), 8/25/2033 (a)(d)	500,000	515,679
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B1, 8.469% (SOFR30A + 3.400%), 10/25/2041 (a)(d)	1,000,000	1,009,496

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer –(continued)
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M2, 10.319% (SOFR30A + 5.250%), 3/25/2042 (a)(d)	$650,000	$693,522
Federal Home Loan Mortgage Corp., Series 2021-HQA1, Class B2, 10.069% (SOFR30A + 5.000%), 8/25/2033 (a)(d)	750,000	729,375

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost – $3,050,364)		$3,325,249

Short-Term Investments – 2.17%	Shares
Money Market Funds – 2.17%
First American Government Obligations Fund, Class U, 5.162% (f)	1,447,316	1,447,316

TOTAL SHORT-TERM INVESTMENTS (Cost – $1,447,316)		$1,447,316

TOTAL INVESTMENTS – 99.09% (Cost – $70,320,853)		$66,170,634
Other Assets in Excess of Liabilities – 0.91%		610,031

NET ASSETS – 100.00%		$66,780,665

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

SOFR30A: Secured Overnight Financing Rate 30 Day Average

PIK: Payment In-Kind

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2023, the value of these securities amounted to $57,816,444 or 86.58% of net assets.

(b)	Illiquid security. At July 31, 2023, the value of these securities amounted to $519,078 or 0.78% of net assets.
(c)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2023, the value of securities pledged amounted to $512,965 or 0.77% of net assets.

(d)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of July 31, 2023.

(e)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2023.
(f)	Rate disclosed is the seven day yield as of July 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 45.72%
ACC Trust, Series 2022-1, Class B, 2.550%, 2/20/2025 (a)	$2,400,000	$2,363,736
ACHV TRUST, Series 2023-2PL, Class B, 6.880%, 5/20/2030 (a)	1,200,000	1,189,350
ACM Auto Trust, Series 2023-2A, Class A, 7.970%, 6/20/2030 (a)	1,123,418	1,127,330
Affirm Asset Securitization Trust, Series 2021-B, Class B, 1.240%, 8/17/2026 (a)	150,000	141,980
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/17/2026 (a)	250,000	229,836
Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.610%, 1/18/2028 (a)	400,000	399,147
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028 (a)	600,000	598,052
Ally Auto Receivables Trust, Series 2022-3, Class A2, 5.290%, 6/16/2025	816,120	816,153
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.890%, 10/13/2026 (a)	602,748	602,647
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028 (a)	2,335,000	2,203,143
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class C, 3.770%, 3/15/2027 (a)	150,000	140,530
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.930%, 5/15/2028 (a)	937,399	915,161
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class A, 6.900%, 1/16/2029 (a)	471,791	473,954
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.370%, 4/15/2027 (a)	3,500,000	3,209,776
Avant Credit Card Master Trust, Series 2021-1A, Class B, 1.620%, 4/15/2027 (a)	2,250,000	2,111,470
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210%, 7/15/2030 (a)	1,729,056	1,701,897
Avid Automobile Receivables Trust, Series 2021-1, Class C, 1.550%, 5/15/2026 (a)	1,500,000	1,468,159
Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.030%, 7/15/2026 (a)	1,000,000	1,000,482
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.120%, 3/15/2027 (a)	2,600,000	2,607,972
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,000,000	933,063
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.000%, 9/20/2024 (a)	500,000	500,111
BA Credit Card Trust, Series 2021-A1, Class A1, 0.440%, 9/15/2026	2,638,000	2,547,809
BHG Securitization Trust, Series 2022-B, Class A, 3.750%, 6/18/2035 (a)	965,981	955,367
CARDS II Trust, Series 2021-1A, Class A, 0.602%, 4/15/2027 (a)	325,000	313,846
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.640%, 2/17/2026 (a)	1,250,000	1,222,375
CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.890%, 3/16/2026 (a)	957,796	953,106
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.070%, 7/15/2025 (a)	240,271	238,353
Carvana Auto Receivables Trust, Series 2021-P2, Class A3, 0.490%, 3/10/2026	807,785	789,007
Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027 (a)	1,357,113	1,347,332
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.200%, 7/15/2027 (a)	1,450,000	1,396,317
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	1,475,746	1,383,155
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	1,972,258	1,826,970
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	585,395	539,843
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	1,519,520	1,416,398
CFMT Issuer Trust, Series 2021-GRN1, Class A, 1.100%, 3/20/2041 (a)	1,487,572	1,377,346
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.991%, 1/25/2028 (a)	20,143	19,994
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.389%, 1/25/2028 (a)	55,394	55,058
Chase Auto Credit Linked Notes, Series 2021-2, Class D, 1.138%, 12/26/2028 (a)	404,666	393,112
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 6.026% (TSFR1M + 0.734%), 4/22/2026 (b)	1,865,000	1,873,184
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-33, Class PT, 11.173%, 10/17/2044 (a)(c)(d)	504,104	466,905
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)	52,936	52,836
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	500,000	483,501
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A, 2.550%, 12/17/2029 (a)	2,000,000	1,841,680
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.470%, 11/16/2026 (a)	750,000	741,340

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910%, 8/16/2027 (a)	$1,955,115	$1,954,995
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)	500,000	467,538
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.880%, 4/15/2030 (a)	1,170,000	1,158,618
Credit Suisse ABS Trust, Series 2020-AT1, Class A, 2.610%, 10/15/2026 (a)	155,471	152,002
Donlen Fleet Lease Funding LLC, Series 2021-2, Class B, 0.980%, 12/11/2034 (a)	1,500,000	1,422,993
DT Auto Owner Trust, Series 2022-2A, Class B, 4.220%, 1/15/2027 (a)	1,700,000	1,675,908
DT Auto Owner Trust, Series 2023-2A, Class A, 5.880%, 4/15/2027 (a)	832,460	831,037
DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028 (a)	2,700,000	2,702,128
DT Auto Owner Trust, Series 2021-3A, Class E, 2.650%, 9/15/2028 (a)	500,000	446,223
Exeter Automobile Receivables Trust, Series 2023-2A, Class A2, 5.870%, 11/17/2025	850,000	850,535
Exeter Automobile Receivables Trust, Series 2023-1A, Class A3, 5.580%, 4/15/2026	700,000	697,534
FHF Trust, Series 2021-2A, Class A, 0.830%, 12/15/2026 (a)	1,093,368	1,044,922
FHF Trust, Series 2021-1A, Class A, 1.270%, 3/15/2027 (a)	1,401,474	1,353,301
FHF Trust, Series 2022-2A, Class A, 6.140%, 12/15/2027 (a)	733,508	725,013
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.690%, 7/15/2026 (a)	500,000	491,935
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	450,000	448,963
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.120%, 1/15/2026 (a)	950,000	923,521
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.150%, 9/15/2026 (a)	1,310,300	1,311,809
Foundation Finance Trust, Series 2017-1A, Class C, 5.400%, 7/15/2033 (a)	1,300,000	1,240,738
Foundation Finance Trust, Series 2020-1A, Class A, 3.540%, 7/16/2040 (a)	772,313	748,987
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	803,194	711,604
Foundation Finance Trust, Series 2021-2A, Class A, 2.190%, 1/15/2042 (a)	987,961	900,958
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A2, 5.430%, 10/15/2026 (a)	731,580	728,620
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)	1,750,000	1,746,335
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class B, 5.190%, 10/15/2027 (a)	1,200,000	1,176,160
FREED ABS Trust, Series 2022-4FP, Class B, 7.580%, 12/18/2029 (a)	2,000,000	2,014,966
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.200%, 12/21/2026 (a)	2,000,000	1,870,592
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	450,000	434,909
GLS Auto Receivables Issuer Trust, Series 2023-1A, Class B, 6.190%, 6/15/2027 (a)	2,493,000	2,486,695
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.140%, 1/18/2028 (a)	2,400,000	2,254,598
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/25/2051 (a)	1,635,813	1,516,441
Hertz Vehicle Financing LLC, Series 2022-3A, Class A, 3.370%, 3/25/2025 (a)	1,850,000	1,834,338
Hertz Vehicle Financing LLC, Series 2022-3A, Class C, 4.350%, 3/25/2025 (a)	800,000	791,466
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.680%, 10/15/2026 (a)	1,617,269	1,613,968
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.210%, 6/15/2027 (a)	567,011	561,524
Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.220%, 5/17/2027 (a)	3,952,458	3,833,406
Lendbuzz Securitization Trust, Series 2023-1A, Class A2, 6.920%, 8/15/2028 (a)	1,000,000	994,464
LendingPoint Asset Securitization Trust, Series 2021-B, Class B, 1.680%, 2/15/2029 (a)	601,839	599,079
LendingPoint Asset Securitization Trust, Series 2022-A, Class B, 2.410%, 6/15/2029 (a)	1,362,824	1,355,943
LendingPoint Asset Securitization Trust, Series 2022-B, Class A, 4.770%, 10/15/2029 (a)	392,056	387,171
LendingPoint Asset Securitization Trust, Series 2022-C, Class B, 7.460%, 2/15/2030 (a)	2,000,000	1,996,106
LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.500%, 3/15/2028 (a)	771,337	747,917
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.250%, 4/15/2028 (a)	1,082,322	1,042,653
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	1,328,612	1,329,644
LL ABS Trust, Series 2021-1A, Class A, 1.070%, 5/15/2029 (a)	2,751,538	2,706,003
LL ABS Trust, Series 2021-1A, Class B, 2.170%, 5/15/2029 (a)	1,000,000	938,409
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.970%, 7/15/2026 (a)	586,749	584,690
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	1,000,000	939,366

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026 (a)	$5,000,000	$4,740,650
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027 (a)	700,000	705,453
Octane Receivables Trust, Series 2020-1A, Class D, 5.450%, 3/20/2028 (a)	3,100,000	3,024,499
Octane Receivables Trust, Series 2023-2A, Class A2, 5.880%, 6/20/2031 (a)	1,500,000	1,493,943
Oportun Funding LLC, Series 2021-A, Class A, 1.210%, 3/8/2028 (a)(d)	615,549	590,951
Oportun Funding LLC, Series 2022-1, Class A, 3.250%, 6/15/2029 (a)	414,088	410,844
Oportun Issuance Trust, Series 2021-C, Class A, 2.180%, 10/8/2031 (a)	2,000,000	1,817,672
Pagaya AI Debt Selection Trust, Series 2020-3, Class C, 6.430%, 5/17/2027 (a)	3,789,560	3,787,456
Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.180%, 11/15/2027 (a)	52,082	52,086
Pagaya AI Debt Selection Trust, Series 2021-1, Class B, 2.130%, 11/15/2027 (a)	5,047,919	4,982,675
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	199,918	175,485
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)	4,899,091	4,718,354
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class B, 1.820%, 1/16/2029 (a)	1,069,465	1,009,409
Pagaya AI Debt Selection Trust, Series 2021-3, Class B, 1.740%, 5/15/2029 (a)	3,499,810	3,403,757
Pagaya AI Debt Selection Trust, Series 2021-5, Class B, 2.630%, 8/15/2029 (a)	999,882	940,975
Pagaya AI Debt Selection Trust, Series 2022-1, Class A, 2.030%, 10/15/2029 (a)	2,060,446	2,011,463
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)	4,699,379	4,382,180
Pagaya AI Debt Selection Trust, Series 2022-3, Class A, 6.060%, 3/15/2030 (a)	1,733,520	1,731,225
Pagaya AI Debt Selection Trust, Series 2022-5, Class A, 8.096%, 6/17/2030 (a)	2,895,565	2,927,433
Pagaya AI Debt Selection Trust, Series 2023-1, Class A, 7.556%, 7/15/2030 (a)	1,193,289	1,197,748
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.600%, 12/16/2030 (a)	2,370,675	2,383,308
Pagaya AI Debt Selection Trust, Series 2023-5, Class B, 7.625%, 4/15/2031 (a)	2,000,000	2,007,248
Prestige Auto Receivables Trust, Series 2023-1A, Class A2, 5.880%, 3/16/2026 (a)	800,000	798,343
Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.550%, 7/17/2028 (a)	1,160,000	1,165,284
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.570%, 10/15/2025 (a)	1,189,101	1,185,279
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032 (a)	191,343	189,197
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.810%, 1/15/2026	302,685	302,935
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.870%, 3/16/2026	1,350,000	1,351,103
Skopos Auto Receivables Trust, Series 2019-1A, Class D, 5.240%, 4/15/2025 (a)	2,064,703	2,067,445
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	500,000	499,965
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037 (a)	8,878,851	8,074,640
Tesla Auto Lease Trust, Series 2023-A, Class A2, 5.860%, 8/20/2025 (a)	1,000,000	1,000,587
Tesla Auto Lease Trust, Series 2021-B, Class D, 1.320%, 9/22/2025 (a)	2,105,000	1,993,454
Theorem Funding Trust, Series 2021-1A, Class B, 1.840%, 12/15/2027 (a)	2,000,000	1,959,188
Theorem Funding Trust, Series 2022-1A, Class A, 1.850%, 2/15/2028 (a)	862,154	853,020
Theorem Funding Trust, Series 2023-1A, Class A, 7.580%, 4/15/2029 (a)	3,364,096	3,383,934
Theorem Funding Trust, Series 2022-3A, Class A, 7.600%, 4/15/2029 (a)	3,077,482	3,099,231
Theorem Funding Trust, Series 2022-3A, Class B, 8.950%, 4/15/2029 (a)	1,400,000	1,438,101
Tricolor Auto Securitization Trust, Series 2022-1A, Class B, 4.340%, 5/15/2025 (a)	800,000	794,978
Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.480%, 8/17/2026 (a)	453,355	452,914
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	1,450,000	1,354,474
United Auto Credit Securitization Trust, Series 2023-1, Class A, 5.570%, 7/10/2025 (a)	349,528	349,527
United Auto Credit Securitization Trust, Series 2022-2, Class B, 5.410%, 12/10/2025 (a)	1,000,000	995,589
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.610%, 6/10/2027 (a)	2,000,000	1,977,340
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	14,707	14,678
Upstart Pass-Through Trust, Series 2020-ST5, Class A, 3.000%, 12/20/2026 (a)	2,178,421	2,108,952
Upstart Pass-Through Trust, Series 2020-ST6, Class A, 3.000%, 1/20/2027 (a)	443,164	427,749
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)	1,770,263	1,708,097
Upstart Pass-Through Trust, Series 2021-ST2, Class A, 2.500%, 4/20/2027 (a)	3,739,254	3,602,962
Upstart Pass-Through Trust, Series 2021-ST3, Class A, 2.000%, 5/20/2027 (a)	2,654,577	2,536,966

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.000%, 7/20/2027 (a)	$4,444,438	$ 4,226,790
Upstart Pass-Through Trust, Series 2021-ST6, Class A, 1.850%, 8/20/2027 (a)	3,037,360	2,894,376
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (a)	977,850	970,212
Upstart Pass-Through Trust, Series 2020-ST3, Class A, 3.350%, 4/20/2028 (a)	1,387,426	1,369,974
Upstart Pass-Through Trust, Series 2021-ST7, Class A, 1.850%, 9/20/2029 (a)	598,387	588,098
Upstart Pass-Through Trust, Series 2021-ST8, Class A, 1.750%, 10/20/2029 (a)	2,473,203	2,387,417
Upstart Pass-Through Trust, Series 2021-ST10, Class A, 2.250%, 1/20/2030 (a)	1,901,815	1,843,998
Upstart Pass-Through Trust, Series 2022-ST1, Class A, 2.600%, 3/20/2030 (a)	1,765,627	1,707,148
Upstart Pass-Through Trust, Series 2022-2A, Class A, 4.250%, 6/17/2030 (a)	579,359	557,710
Upstart Pass-Through Trust, Series 2022-4A, Class A, 7.010%, 11/15/2030 (a)	562,972	563,990
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/2030 (a)	541,614	538,101
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	2,000,000	1,930,114
Upstart Securitization Trust, Series 2021-2, Class B, 1.750%, 6/20/2031 (a)	3,751,215	3,697,670
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	250,000	231,773
Upstart Securitization Trust, Series 2021-3, Class A, 0.830%, 7/20/2031 (a)	43,425	42,691
Upstart Securitization Trust, Series 2021-3, Class B, 1.660%, 7/20/2031 (a)	1,350,000	1,313,816
Upstart Securitization Trust, Series 2021-4, Class A, 0.840%, 9/20/2031 (a)	47,209	46,671
Upstart Securitization Trust, Series 2021-4, Class B, 1.840%, 9/20/2031 (a)	4,000,000	3,801,956
Upstart Securitization Trust, Series 2021-5, Class A, 1.310%, 11/20/2031 (a)	143,569	141,941
Upstart Securitization Trust, Series 2022-2, Class A, 4.370%, 5/20/2032 (a)	191,975	190,441
Upstart Securitization Trust, Series 2022-4, Class A, 5.980%, 8/20/2032 (a)	1,291,103	1,284,096
Upstart Securitization Trust, Series 2023-1, Class A, 6.590%, 2/20/2033 (a)	663,824	663,071
Upstart Securitization Trust, Series 2023-2, Class A, 6.770%, 6/20/2033 (a)	1,000,000	1,001,715
Upstart Structured Pass-Through Trust, Series 2022-1A, Class A, 3.400%, 4/15/2030 (a)	621,289	610,167
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	1,818,796	1,760,411
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	750,000	714,742
USASF Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	6,578,000	6,639,912
Veros Automobile Receivables Trust, Series 2020-1, Class C, 2.990%, 6/16/2025 (a)	557,083	555,932
Veros Automobile Receivables Trust, Series 2022-1, Class A, 3.470%, 12/15/2025 (a)	917,033	910,253
Veros Automobile Receivables Trust, Series 2023-1, Class A, 7.120%, 11/15/2028 (a)	1,766,986	1,768,143
Westlake Automobile Receivables Trust, Series 2022-3A, Class A2, 5.240%, 7/15/2025 (a)	3,225,434	3,223,015
Westlake Automobile Receivables Trust, Series 2020-2A, Class D, 2.760%, 1/15/2026 (a)	993,868	983,251
Westlake Automobile Receivables Trust, Series 2023-1A, Class A2A, 5.510%, 6/15/2026 (a)	1,000,000	998,742
Westlake Automobile Receivables Trust, Series 2023-2A, Class A2B, 5.818% (SOFR30A + 0.750%), 7/15/2026 (a)(b)	300,000	300,568

TOTAL ASSET-BACKED SECURITIES (Cost – $254,497,106)		$250,355,159

Collateralized Loan Obligations – 10.90%
Barings Middle Market CLO Ltd., Series 2021-IA, Class X, 6.838% (TSFR3M + 1.512%), 7/20/2033 (a)(b)	2,285,714	2,283,504
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 6.613% (TSFR3M + 1.262%), 4/25/2034 (a)(b)	2,315,789	2,314,812
Cedar Funding CLO Ltd., Series 2014-4A, Class X, 6.507% (TSFR3M + 1.162%), 7/23/2034 (a)(b)	1,428,568	1,424,350
Cerberus Loan Funding LP, Series 2021-6A, Class A, 6.970% (TSFR3M + 1.662%), 11/22/2033 (a)(b)	968,528	963,281
CIFC Funding Ltd., Series 2015-3A, Class AR, 6.452% (TSFR3M + 1.132%), 4/19/2029 (a)(b)	4,166,721	4,149,996
Elevation CLO Ltd., Series 2021-13A, Class X, 6.570% (TSFR3M + 1.262%), 7/15/2034 (a)(b)	1,600,000	1,599,464

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Elevation CLO Ltd., Series 2021-14A, Class X, 6.538% (TSFR3M + 1.212%), 10/20/2034 (a)(b)	$2,250,000	$ 2,249,177
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class A1AR, 7.303% (3 Month LIBOR USD + 1.690%), 1/25/2032 (a)(b)	5,182,628	5,156,741
Golub Capital Partners CLO Ltd., Series 2018-36A, Class A, 6.626% (3 Month LIBOR USD + 1.300%), 2/5/2031 (a)(b)	1,676,524	1,667,345
Great Lakes CLO Ltd., Series 2021-5A, Class AX, 6.520% (TSFR3M + 1.212%), 4/15/2033 (a)(b)	1,660,000	1,652,462
Hayfin Kingsland Ltd., Series 2019-2A, Class XR, 6.538% (TSFR3M + 1.212%), 10/20/2034 (a)(b)	1,500,000	1,499,544
ICG US CLO Ltd., Series 2015-1X, Class A1R, 6.722% (TSFR3M + 1.402%), 10/19/2028 (b)(e)	899,631	893,806
Jamestown CLO Ltd., Series 2016-9A, Class XRR, 6.513% (TSFR3M + 1.162%), 7/25/2034 (a)(b)	1,666,669	1,666,669
Lake Shore MM CLO Ltd., Series 2021-1A, Class X, 6.750% (TSFR3M + 1.442%), 10/15/2033 (a)(b)	2,850,000	2,846,320
Madison Park Funding Ltd., Series 12A, Class AR, 6.437% (TSFR3M + 1.092%), 4/22/2027 (a)(b)	2,703,839	2,692,175
Madison Park Funding Ltd., Series 2018-30A, Class A, 6.320% (TSFR3M + 1.012%), 4/15/2029 (a)(b)	944,949	938,548
Marble Point CLO Ltd., Series 2020-3A, Class X, 6.432% (TSFR3M + 1.112%), 1/19/2034 (a)(b)	666,664	664,749
Monroe Capital MML CLO Ltd., Series 2018-1A, Class A, 7.020% (3 Month LIBOR USD + 1.450%), 4/15/2030 (a)(b)	1,751,998	1,733,639
Monroe Capital MML CLO Ltd., Series 2021-2A, Class X, 6.557% (3 Month LIBOR USD + 1.000%), 9/14/2033 (a)(b)	2,558,000	2,555,675
Mountain View CLO LLC, Series 2016-1A, Class XR, 6.373% (TSFR3M + 1.062%), 4/14/2033 (a)(b)	1,263,158	1,260,000
Mountain View CLO Ltd., Series 2019-1A, Class XR, 6.320% (TSFR3M + 1.012%), 10/15/2034 (a)(b)	543,750	542,317
Neuberger Berman CLO Ltd., Series 2015-20A, Class XR, 6.520% (TSFR3M + 1.212%), 7/15/2034 (a)(b)	3,000,000	2,998,611
Owl Rock CLO Ltd., Series 2019-1A, Class A, 7.179% (3 Month LIBOR USD + 1.800%), 5/20/2031 (a)(b)	3,000,000	2,991,147
OZLM Ltd., Series 2015-14A, Class X, 6.570% (TSFR3M + 1.262%), 7/15/2034 (a)(b)	466,667	465,359
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 6.609% (3 Month LIBOR USD + 1.230%), 11/20/2029 (a)(b)	3,228,781	3,217,002
Symphony CLO Ltd., Series 2021-25A, Class X, 6.282% (TSFR3M + 0.962%), 4/19/2034 (a)(b)	250,000	249,334
TCW CLO Ltd., Series 2020-1A, Class XRR, 6.438% (3 Month LIBOR USD + 0.850%), 4/20/2034 (a)(b)	1,714,286	1,713,542
TCW CLO Ltd., Series 2021-2A, Class X, 6.613% (3 Month LIBOR USD + 1.000%), 7/25/2034 (a)(b)	2,133,333	2,132,640
TCW CLO Ltd., Series 2019-1A, Class XR, 6.318% (3 Month LIBOR USD + 1.000%), 8/16/2034 (a)(b)	2,133,333	2,132,883
THL Credit Lake Shore MM CLO Ltd., Series 2019-1A, Class X, 6.570% (TSFR3M + 1.262%), 4/15/2033 (a)(b)	1,000,000	996,120
Wellfleet CLO Ltd., Series 2019-XA, Class X, 6.588% (TSFR3M + 1.262%), 7/20/2032 (a)(b)	2,045,455	2,044,728

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $59,734,260)		$59,695,940

Commercial Mortgage-Backed Securities – 3.17%
BXP Trust, Series 2017-CQHP, Class A, 6.119% (TSFR1M + 0.897%), 11/15/2034 (a)(b)	1,000,000	966,079
BXP Trust, Series 2017-CQHP, Class C, 6.519% (TSFR1M + 1.297%), 11/15/2034 (a)(b)	3,000,000	2,750,844

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – (continued)
Credit Suisse Mortgage Trust, Series 2017-PFHP, Class A, 6.219% (TSFR1M + 0.997%), 12/15/2030 (a)(b)	$ 620,000	$ 586,809
Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 7.136% (TSFR1M + 1.914%), 12/15/2039 (a)(b)	4,000,000	3,894,284
GS Mortgage-Backed Securities Corp. Trust, Series 2018-TWR, Class B, 6.719% (TSFR1M + 1.497%), 7/15/2031 (a)(b)	775,000	664,471
GS Mortgage-Backed Securities Corp. Trust, Series 2018-HART, Class B, 6.583% (TSFR1M + 1.353%), 10/15/2031 (a)(b)	683,000	648,160
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 6.719% (TSFR1M + 1.497%), 4/15/2031 (a)(b)	1,253,000	1,103,706
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.801% (TSFR1M + 1.579%), 7/15/2036 (a)(b)	848,857	808,231
Velocity Commercial Capital Loan Trust, Series 2021-2, Class A, 1.520%, 8/25/2051 (a)(c)	3,607,460	3,049,245
Velocity Commercial Capital Loan Trust, Series 2021-3, Class A, 1.960%, 10/25/2051 (a)(c)	2,355,161	1,945,914
Velocity Commercial Capital Loan Trust, Series 2021-4, Class A, 2.520%, 12/26/2051 (a)(c)	1,140,930	961,721

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $19,244,003)		$17,379,464

Commercial Mortgage-Backed Securities - U.S. Government Agency – 7.26%
Federal Home Loan Mortgage Corp., Series K-F67, Class A, 5.738% (SOFR30A + 0.634%), 8/25/2029 (b)	1,429,070	1,411,435
Federal Home Loan Mortgage Corp., Series K-F155, Class AS, 5.735% (SOFR30A + 0.670%), 2/25/2030 (b)	1,000,000	1,001,245
Federal Home Loan Mortgage Corp., Series K-036, Class A2, 3.527%, 10/25/2023 (c)	1,288,241	1,282,656
Federal Home Loan Mortgage Corp., Series K-F29, Class A, 5.578% (SOFR30A + 0.474%), 2/25/2024 (b)	1,197,440	1,196,616
Federal Home Loan Mortgage Corp., Series K-F51, Class A, 5.618% (SOFR30A + 0.514%), 8/25/2025 (b)	1,471,501	1,466,590
Federal Home Loan Mortgage Corp., Series K-F60, Class A, 5.708% (SOFR30A + 0.604%), 2/25/2026 (b)	1,102,723	1,097,317
Federal Home Loan Mortgage Corp., Series K-F62, Class A, 5.698% (SOFR30A + 0.594%), 4/25/2026 (b)	759,819	750,461
Federal Home Loan Mortgage Corp., Series K-F64, Class A, 5.658% (SOFR30A + 0.554%), 6/25/2026 (b)	282,464	278,596
Federal Home Loan Mortgage Corp., Series K-F68, Class A, 5.708% (SOFR30A + 0.604%), 7/25/2026 (b)	6,235,205	6,187,655
Federal Home Loan Mortgage Corp., Series K-F74, Class AS, 5.596% (MSOFR1MC + 0.530%), 1/25/2027 (b)	118,534	117,836
Federal Home Loan Mortgage Corp., Series K-F81, Class AS, 5.465% (SOFR30A + 0.400%), 6/25/2027 (b)	1,359,777	1,352,785
Federal Home Loan Mortgage Corp., Series K-F86, Class AS, 5.385% (SOFR30A + 0.320%), 8/25/2027 (b)	4,313,676	4,276,993
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 5.508% (SOFR30A + 0.404%), 8/25/2027 (b)	1,315,851	1,295,951
Federal Home Loan Mortgage Corp., Series K-F93, Class AS, 5.375% (SOFR30A + 0.310%), 10/25/2027 (b)	975,971	966,681
Federal Home Loan Mortgage Corp., Series K-F93, Class AL, 5.498% (SOFR30 + 0.394%), 10/25/2027 (b)	1,141,487	1,122,566
Federal Home Loan Mortgage Corp., Series K-F100, Class AL, 5.348% (SOFR30A + 0.244%), 11/25/2027 (b)	3,024,932	2,956,433

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities - U.S. Government Agency – (continued)
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 5.245% (SOFR30A + 0.180%), 1/25/2028 (b)	$2,290,674	$ 2,256,529
Federal Home Loan Mortgage Corp., Series K-F43, Class A, 5.458% (SOFR30A + 0.354%), 1/25/2028 (b)	2,126,080	2,085,414
Federal Home Loan Mortgage Corp., Series K-F48, Class A, 5.508% (SOFR30A + 0.404%), 6/25/2028 (b)	828,851	809,456
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 5.518% (SOFR30A + 0.414%), 7/25/2030 (b)	1,867,178	1,818,516
Federal Home Loan Mortgage Corp., Series K-F92, Class AS, 5.425% (SOFR30A + 0.360%), 10/25/2030 (b)	438,110	427,716
Federal Home Loan Mortgage Corp., Series K-F91, Class AL, 5.548% (SOFR30A + 0.444%), 10/25/2030 (b)	880,000	855,983
Federal Home Loan Mortgage Corp., Series K-F96, Class AS, 5.365% (SOFR30A + 0.300%), 11/25/2030 (b)	389,230	378,557
Federal Home Loan Mortgage Corp., Series K-F94, Class AL, 5.518% (SOFR30A + 0.414%), 11/25/2030 (b)	824,659	799,406
Federal Home Loan Mortgage Corp., Series K-F99, Class AS, 5.265% (SOFR30A + 0.200%), 12/25/2030 (b)	1,421,770	1,397,428
Federal Home Loan Mortgage Corp., Series K-F114, Class AS, 5.285% (SOFR30A + 0.220%), 5/25/2031 (b)	292,291	286,079
Federal National Mortgage Association, 2.500%, 9/1/2024	1,938,330	1,869,450

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $40,301,715)		$39,746,350

Corporate Obligations – 2.15%
Consumer, Cyclical – 0.42%
Ford Motor Credit Co. LLC, 3.370%, 11/17/2023	300,000	297,260
Ford Motor Credit Co. LLC, 5.584%, 3/18/2024	2,000,000	1,987,512

		2,284,772

Consumer, Non-cyclical – 0.51%
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.250%, 4/15/2024 (a)	2,802,000	2,776,594

Energy – 0.09%
Occidental Petroleum Corp., 6.950%, 7/1/2024	472,000	475,611

Financial – 1.13%
goeasy Ltd., 5.375%, 12/1/2024 (a)	1,000,000	975,917
OneMain Finance Corp., 6.125%, 3/15/2024	1,275,000	1,272,895
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	4,000,000	3,975,640

		6,224,452

TOTAL CORPORATE OBLIGATIONS (Cost – $11,906,097)		$11,761,429

Investment Companies – 0.90%	Shares
Affiliated Exchange Traded Funds – 0.90%
Angel Oak Ultrashort Income ETF	97,500	4,931,063

TOTAL INVESTMENT COMPANIES (Cost – $4,879,821)		$4,931,063

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – 23.95%
Banc of America Funding Corp., Series 2015-R3, Class 7A1, 5.617% (1 Month LIBOR USD + 0.205%), 4/29/2037 (a)(b)	$461,889	$457,469
Bellemeade Re Ltd., Series 2019-1A, Class M2, 8.112% (TSFR1M + 2.814%), 3/25/2029 (a)(b)	1,210,653	1,217,587
Bellemeade Re Ltd., Series 2019-3A, Class M1C, 7.362% (TSFR1M + 2.064%), 7/25/2029 (a)(b)	975,930	979,010
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(f)	366,360	342,552
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(f)	1,074,877	1,020,731
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/2036 (a)(c)	1,052,404	991,438
CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059 (a)(f)	2,413,791	2,298,571
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 6.050% (TSFR1M + 1.014%), 7/25/2049 (a)(b)	1,380,951	1,306,438
CIM Trust, Series 2019-INV2, Class A11, 6.100% (SOFR30A + 1.064%), 5/25/2049 (a)(b)	191,121	179,177
COLT Funding LLC, Series 2021-3R, Class A3, 1.513%, 12/25/2064 (a)(c)	752,570	623,825
COLT Mortgage Loan Trust, Series 2020-2, Class A3, 3.698%, 3/25/2065 (a)(c)	1,710,000	1,570,599
COLT Mortgage Loan Trust, Series 2022-7, Class A3, 6.250%, 4/25/2067 (a)(c)	611,628	584,676
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A3, 2.877%, 7/25/2049 (a)(f)	1,589,907	1,442,521
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (a)(f)	1,204,451	1,145,238
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class A1, 0.809%, 5/25/2065 (a)(c)	1,642,495	1,392,652
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3, 1.632%, 4/25/2066 (a)(c)	5,494,060	4,402,231
Credit Suisse Mortgage Trust, Series 2021-NQM5, Class A3, 1.349%, 5/25/2066 (a)(c)	3,207,612	2,464,790
Credit Suisse Mortgage Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(c)	3,422,491	2,772,652
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class A2, 2.303%, 10/25/2066 (a)(c)	4,046,185	3,293,465
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 6.112% (TSFR1M + 0.814%), 10/25/2048 (a)(b)	1,113,728	1,054,236
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(c)	36,802	32,954
GCAT Trust, Series 2020-NQM2, Class A1, 1.555%, 4/25/2065 (a)(f)	1,167,911	1,046,159
GCAT Trust, Series 2022-NQM4, Class A3, 5.730%, 8/25/2067 (a)(f)	598,860	578,278
GS Mortgage-Backed Securities Corp. Trust, Series 2014-EB1A, Class B2, 4.286%, 7/25/2044 (a)(c)	1,847,659	1,812,600
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A1, 3.500%, 7/25/2050 (a)(c)	231,285	202,030
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class A8, 2.500%, 2/26/2052 (a)(c)	8,189,783	7,015,589
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ10, Class A8, 2.500%, 3/25/2052 (a)(c)	4,192,099	3,590,009
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750%, 12/25/2060 (a)(c)	600,985	535,954
GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A3, 1.532%, 7/25/2061 (a)(c)	1,577,762	1,293,761
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(c)	1,323,104	1,089,878
JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.611%, 6/25/2048 (a)(c)	862,830	756,634
JP Morgan Mortgage Trust, Series 2019-1, Class A11, 6.362% (TSFR1M + 1.064%), 5/25/2049 (a)(b)	1,626,029	1,549,530
JP Morgan Mortgage Trust, Series 2019-5, Class A11, 6.050% (TSFR1M + 1.014%), 11/25/2049 (a)(b)	771,090	725,041
JP Morgan Mortgage Trust, Series 2019-6, Class A3, 3.500%, 12/25/2049 (a)(c)	1,715,883	1,555,925
JP Morgan Mortgage Trust, Series 2019-LTV3, Class A3, 3.500%, 3/25/2050 (a)(c)	171,493	159,721
JP Morgan Mortgage Trust, Series 2021-1, Class A11, 5.717% (SOFR30A + 0.650%), 6/25/2051 (a)(b)	4,229,114	3,893,914

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 6.818% (SOFR30A + 1.750%), 11/25/2053 (a)(b)	$956,496	$952,768
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 1.892%, 10/25/2066 (a)(f)	552,367	516,284
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A10, 2.500%, 6/25/2051 (a)(c)	3,673,058	3,120,700
METLIFE Securitization Trust, Series 2020-INV1, Class A5, 3.000%, 5/25/2050 (a)(c)	1,825,834	1,544,188
MFA Trust, Series 2023-INV1, Class A3, 6.600%, 2/25/2058 (a)(f)	1,435,391	1,429,938
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (a)(c)	1,093,800	994,971
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6, 2.500%, 6/25/2051 (a)(c)	2,329,071	2,020,956
NLT Trust, Series 2021-INV2, Class A3, 1.520%, 8/25/2056 (a)(c)	1,909,415	1,539,418
NMLT Trust, Series 2021-INV1, Class A3, 1.797%, 5/25/2056 (a)(c)	1,436,245	1,175,656
OBX Trust, Series 2018-EXP1, Class 2A2, 6.412% (TSFR1M + 1.114%), 4/25/2048 (a)(b)	70,407	68,044
OBX Trust, Series 2020-EXP1, Class 2A1, 6.162% (TSFR1M + 0.864%), 2/25/2060 (a)(b)	494,185	453,109
OBX Trust, Series 2021-NQM1, Class A3, 1.329%, 2/25/2066 (a)(c)	4,576,841	3,640,813
Pepper Residential Securities Trust, Series 23A, Class A1U, 6.122% (SOFR + 1.064%), 8/18/2060 (a)(b)	15,889	15,527
Pretium Mortgage Credit Partners LLC, Series 2021-NPL3, Class A1, 1.868%, 7/25/2051 (a)(f)	4,770,388	4,380,256
PRKCM Trust, Series 2023-AFC1, Class A3, 7.304%, 2/25/2058 (a)(f)	1,457,524	1,464,717
PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026 (a)(f)	90,138	84,185
PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026 (a)(f)	102,905	91,289
PRPM LLC, Series 2021-6, Class A1, 1.793%, 7/25/2026 (a)(f)	2,988,455	2,731,636
PRPM LLC, Series 2021-7, Class A1, 1.867%, 8/25/2026 (a)(f)	837,675	770,497
PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026 (a)(f)	2,003,362	1,882,135
PRPM LLC, Series 2022-NQM1, Class A3, 5.500%, 8/25/2067 (a)(f)	2,358,726	2,174,391
RCO Mortgage LLC, Series 2022-1, Class A1, 2.981%, 1/25/2027 (a)(f)	2,710,795	2,563,552
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(c)	5,000,000	4,529,580
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(c)	4,086,056	3,269,278
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.593%, 11/25/2055 (a)(c)	2,176,435	1,919,381
Starwood Mortgage Residential Trust, Series 2021-3, Class A3, 1.518%, 6/25/2056 (a)(c)	3,295,938	2,597,529
Starwood Mortgage Residential Trust, Series 2021-5, Class A2, 2.178%, 9/25/2066 (a)(c)	4,215,509	3,354,702
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(c)	3,720,661	2,961,910
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 6.412% (TSFR1M + 1.114%), 10/25/2059 (a)(b)	1,237,602	1,239,430
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036 (a)	2,356,424	2,324,393
Tricon American Homes Trust, Series 2017-SFR2, Class D, 3.672%, 1/17/2036 (a)	2,000,000	1,976,204
TRK Trust, Series 2022-INV1, Class A1, 2.577%, 2/25/2057 (a)(c)	3,389,445	2,969,737
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.947%, 11/25/2059 (a)(c)	1,000,314	942,161
Verus Securitization Trust, Series 2019-INV3, Class M1, 3.279%, 11/25/2059 (a)(c)	2,513,000	2,091,839
Verus Securitization Trust, Series 2021-4, Class A2, 1.247%, 7/25/2066 (a)(c)	1,683,464	1,343,878
Verus Securitization Trust, Series 2021-5, Class A3, 1.373%, 9/25/2066 (a)(c)	2,414,926	1,929,975
Verus Securitization Trust, Series 2021-8, Class A3, 2.491%, 11/25/2066 (a)(c)	1,776,052	1,454,601
Verus Securitization Trust, Series 2022-3, Class A3, 4.130%, 2/25/2067 (a)(c)	3,445,715	3,038,641
Verus Securitization Trust, Series 2022-5, Class A3, 3.800%, 4/25/2067 (a)(c)	926,143	772,057
Verus Securitization Trust, Series 2023-3, Class A3, 6.743%, 3/25/2068 (a)(f)	958,703	947,662
Verus Securitization Trust, Series 2023-2, Class A3, 6.852%, 3/25/2068 (a)(f)	934,610	923,525
Visio Trust, Series 2021-1R, Class A3, 1.688%, 5/25/2056 (a)	1,582,481	1,379,659
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-2, Class A3, 3.000%, 12/25/2049 (a)(c)	130,428	123,591
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.339%, 6/20/2045 (a)(c)(g)	6,339,027	82,135

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $148,726,121)		$131,164,733

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage - Backed Securities-U.S. Government Agency – 0.88%
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.000%, 9/25/2035	$2,333,764	$ 2,225,708
Federal Home Loan Mortgage Corp., Series 4776, Class QM, 3.000%, 6/15/2045	319,091	312,306
Federal National Mortgage Association, 2.919%, 10/1/2025 (c)	1,693,966	1,612,952
Federal National Mortgage Association, Series 2017-61, Class K, 3.500%, 8/25/2046	736,190	691,824

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $5,061,825)		$4,842,790

Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – 0.88%
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 7.333% (SOFR30A + 2.264%), 9/25/2031 (a)(b)	33,507	33,594
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 7.183% (SOFR30A + 2.114%), 1/25/2040 (a)(b)	481,823	483,330
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1, 7.619% (SOFR30A + 2.550%), 7/25/2042 (a)(b)	427,367	437,529
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, 6.069% (SOFR30A + 1.000%), 1/25/2042 (a)(b)	787,192	781,526
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 7.069% (SOFR30A + 2.000%), 4/25/2042 (a)(b)	364,672	367,182
Federal Home Loan Mortgage Corp., Series 2023-HQA1, Class M1A, 7.069% (SOFR30A + 2.000%), 5/25/2043 (a)(b)	947,108	954,072
Federal Home Loan Mortgage Corp., Series 2016-SC02, Class M2, 3.647%, 10/25/2046 (c)	1,855,096	1,734,600

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost – $4,892,388)		$4,791,833

Short-Term Investments – 4.30%
U.S. Treasury Bills – 2.70%
5.113%, 9/19/2023 (h)	5,000,000	4,964,492
5.199%, 10/26/2023 (h)	5,000,000	4,937,180
5.218%, 11/30/2023 (h)	5,000,000	4,911,586

		$14,813,258

Money Market Funds – 1.60%	Shares
First American Government Obligations Fund, Class U, 5.162% (i)	8,748,980	8,748,980

TOTAL SHORT-TERM INVESTMENTS (Cost – $23,562,969)		$23,562,238

TOTAL INVESTMENTS – 100.11% (Cost – $572,806,305)		$548,230,999

Liabilities in Excess of Other Assets – (0.11%)		(608,637)

NET ASSETS – 100.00%		$547,622,362

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

SOFR30A: Secured Overnight Financing Rate 30 Day Average

TSFR1M: 1 Month Term Secured Overnight Financing Rate

TSFR3M: 3 Month Term Secured Overnight Financing Rate

MSOFR1MC: 1 Month Secured Overnight Financing Rate Index

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2023, the value of these securities amounted to $454,092,248 or 82.92% of net assets.

(b)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of July 31, 2023.

(c)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2023.
(d)	Illiquid security. At July 31, 2023, the value of these securities amounted to $1,057,856 or 0.19% of net assets.
(e)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2023, the value of securities pledged amounted to $893,806 or 0.16% of net assets.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2023.
(g)	Interest only security.
(h)	Rate disclosed is the effective yield as of July 31, 2023.
(i)	Rate disclosed is the seven day yield as of July 31, 2023.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
3 Year ERIS SOFR Swap Future	September 2025	(166)	($15,372,264)	$82,917
3 Year ERIS SOFR Swap Future	December 2025	(293)	(27,940,744)	164,490
4 Year ERIS SOFR Swap Future	December 2026	(300)	(28,238,730)	225,720
Total				$473,127

See accompanying notes which are an integral part of these financial statements.

Angel Oak Total Return Bond Fund

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 10.01%
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.200%, 7/15/2027 (a)	$150,000	$144,447
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)	596,000	534,096
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	500,000	460,440
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	500,000	445,024
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	387,613	300,361
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	838,822	676,746
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A, 2.290%, 1/20/2048 (a)	325,364	243,335
Mosaic Solar Loans LLC, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)	360,007	263,959
Mosaic Solar Loans LLC, Series 2017-2A, Class A, 3.820%, 6/22/2043 (a)	100,577	90,220
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	200,000	195,236

TOTAL ASSET-BACKED SECURITIES (Cost — $3,944,621)		$3,353,864

Commercial Mortgage-Backed Securities — 4.04%
BBCMS Mortgage Trust, Series 2022-C17, Class A5, 4.441%, 9/15/2055	200,000	181,353
Greystone CRE Notes Ltd., Series 2021-HC2, Class C, 8.586% (TSFR1M + 3.364%), 12/15/2039 (a)(b)(c)	250,000	229,609
Med Trust, Series 2021-MDLN, Class D, 7.336% (TSFR1M + 2.114%), 11/15/2038 (a)(b)	497,612	477,380
X-Caliber Funding LLC, 5.000%, 10/15/2024 (a)	500,000	466,732

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost — $1,407,498)		$1,355,074

Commercial Mortgage-Backed Securities — U.S. Government Agency — 4.55%
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 7.368% (SOFR30A + 2.264%), 1/25/2026 (a)(b)	253,287	240,199
Federal Home Loan Mortgage Corp., Series K-G05, Class A2, 2.000%, 1/25/2031	250,000	207,881
Federal Home Loan Mortgage Corp., Series 2022-KSG3, Class A2, 2.650%, 5/25/2032 (d)	200,000	170,877
Federal Home Loan Mortgage Corp., Series K-SG4, Class A2, 3.400%, 8/25/2032 (d)	1,000,000	904,271

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES — U.S. GOVERNMENT AGENCY (Cost — $1,623,894)		$1,523,228

Corporate Obligations — 13.99%
Basic Materials — 0.73%
Compass Minerals International, Inc., 6.750%, 12/1/2027 (a)	250,000	243,846

Consumer, Cyclical — 1.15%
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (a)	450,000	385,821

Energy — 2.42%
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	625,000	596,517
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)	250,000	212,298

		808,815

Financial — 8.06%
Bank of America Corp., 5.288% (SOFR + 1.910%), 4/25/2034 (b)	200,000	198,268
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (b)	500,000	413,403
Forbright, Inc., 4.000% (TSFR3M + 2.890%), 1/1/2032 (a)(b)	500,000	406,630

See accompanying notes which are an integral part of these financial statements.

Angel Oak Total Return Bond Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	$400,000	$362,244
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (b)	500,000	399,861
Morgan Stanley, 5.250% (SOFR + 1.870%), 4/21/2034 (b)	200,000	197,244
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (b)	250,000	196,283
Renasant Corp., 3.000% (TSFR3M + 1.910%), 12/1/2031 (b)	300,000	227,019
Wells Fargo & Co., 5.389% (SOFR + 2.020%), 4/24/2034 (b)	300,000	297,552

		2,698,504

Industrial — 1.63%
Covanta Holding Corp., 4.875%, 12/1/2029 (a)	250,000	221,014
Seaspan Corp., 5.500%, 8/1/2029 (a)	400,000	326,548

		547,562

TOTAL CORPORATE OBLIGATIONS (Cost — $5,367,848)		$4,684,548

Exchange Traded Funds — 4.42%	Shares
Goldman Sachs Access Investment Grade Corporate Bond ETF	10,900	492,379
iShares iBoxx Investment Grade Corporate Bond ETF	4,585	494,492
SPDR Portfolio Corporate Bond ETF	17,100	492,993

TOTAL EXCHANGE TRADED FUNDS (Cost — $1,495,082)		$1,479,864

Residential Mortgage-Backed Securities — 14.53%	Principal Amount
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(e)	$293,088	274,042
Corevest American Finance Trust, Series 2020-4, Class D, 2.712%, 12/15/2052 (a)	300,000	232,921
COLT Mortgage Loan Trust, Series 2021-3, Class M1, 2.304%, 9/27/2066 (a)(d)	135,000	74,841
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class M1, 2.193%, 3/25/2056 (a)(d)	1,000,000	570,000
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(d)	50,000	30,582
Deephaven Residential Mortgage Trust, Series 2021-2, Class M1, 2.217%, 4/25/2066 (a)(d)	100,000	63,970
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(d)	139,000	79,865
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(d)	264,621	217,976
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.825%, 7/25/2050 (a)(d)	353,743	272,883
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.845%, 8/25/2050 (a)(d)	352,009	265,399
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(d)	500,000	398,763
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(d)	500,000	374,328
Mill City Mortgage Loan Trust, Series 2017-2, Class M3, 3.250%, 7/25/2059 (a)(d)	160,000	141,099
OBX Trust, Series 2022-INV1, Class A18, 3.000%, 12/25/2051 (a)(d)	189,162	152,063
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(d)	1,000,000	786,952
Towd Point Mortgage Trust, Series 2020-4, Class M1, 2.875%, 10/25/2060 (a)	565,000	432,736
Verus Securitization Trust, Series 2021-R3, Class A3, 1.380%, 4/25/2064 (a)(d)	61,334	53,141
Verus Securitization Trust, Series 2021-5, Class M1, 2.331%, 9/25/2066 (a)(d)	250,000	153,383
Wells Fargo Mortgage Backed Securities, Series 2021-2, Class A3, 2.500%, 6/25/2051 (a)(d)	349,327	290,818

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost — $5,769,704)		$4,865,762

See accompanying notes which are an integral part of these financial statements.

Angel Oak Total Return Bond Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities — U.S. Government Agency — 37.91%
Federal Home Loan Mortgage Corp., 2.000%, 6/1/2036	$379,175	$335,049
Federal Home Loan Mortgage Corp., 3.000%, 1/1/2052	902,056	789,434
Federal Home Loan Mortgage Corp., 5.000%, 7/1/2052	382,614	376,558
Federal Home Loan Mortgage Corp., 5.000%, 8/1/2052	940,038	919,873
Federal Home Loan Mortgage Corp., 3.500%, 9/1/2052	336,560	304,769
Federal National Mortgage Association, 4.000%, 4/1/2042	494,072	470,928
Federal National Mortgage Association, 4.500%, 7/1/2052	382,459	366,412
Federal National Mortgage Association, 4.500%, 8/1/2052	975,297	934,374
Federal National Mortgage Association, 5.000%, 8/1/2052	927,639	907,739
Government National Mortgage Association, 2.000%, 5/20/2036	210,523	184,305
Government National Mortgage Association, 2.500%, 2/20/2051	216,252	187,453
Government National Mortgage Association, 2.500%, 4/20/2051	239,859	207,917
Government National Mortgage Association, 2.500%, 4/20/2051	145,055	125,828
Government National Mortgage Association, 2.500%, 4/20/2051	237,827	203,926
Government National Mortgage Association, 2.500%, 4/20/2051	251,553	217,582
Government National Mortgage Association, 4.500%, 8/20/2052	825,026	793,792
Government National Mortgage Association, 5.500%, 8/20/2052	449,601	446,788
Government National Mortgage Association, 5.000%, 9/20/2052	978,623	958,968
Government National Mortgage Association, 5.500%, 9/20/2052	491,919	488,841
Government National Mortgage Association, 5.000%, 10/20/2052	482,279	473,195
Government National Mortgage Association, 5.500%, 10/20/2052	890,051	884,483
Government National Mortgage Association, 5.000%, 11/20/2052	486,723	476,947
Government National Mortgage Association, 5.500%, 11/20/2052	340,569	338,439
Government National Mortgage Association, 5.500%, 12/20/2052	488,708	485,651
Government National Mortgage Association, 4.500%, 2/20/2053	849,578	817,415

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES — U.S. GOVERNMENT AGENCY (Cost – $13,228,750)		$12,696,666

Residential Mortgage-Backed Securities — U.S. Government Agency Credit Risk Transfer — 1.51%
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B1, 8.469% (SOFR30A + 3.400%), 10/25/2041 (a)(b)	500,000	504,748

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES — U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost – $476,558)		$504,748

U.S. Treasury Notes — 4.40%
0.375%, 4/15/2024	500,000	482,771
4.625%, 2/28/2025	1,000,000	992,441

TOTAL U.S. TREASURY NOTES (Cost – $1,493,064)		$1,475,212

Short-Term Investments — 3.85%
U.S. Treasury Bills — 1.48%
5.181%, 10/5/2023 (f)	250,000	247,626
5.199%, 10/26/2023 (f)	250,000	246,859

		494,485

See accompanying notes which are an integral part of these financial statements.

Angel Oak Total Return Bond Fund

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Shares	Value
Money Market Funds — 2.37%
First American Government Obligations Fund, Class U, 5.162% (g)	794,524	$794,524

TOTAL SHORT-TERM INVESTMENTS (Cost — $1,289,499)		$1,289,009

TOTAL INVESTMENTS — 99.21% (Cost — $36,096,518)		$33,227,975

Other Assets in Excess of Liabilities — 0.79%		263,694

NET ASSETS — 100.00%		$33,491,669

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

SOFR30A: Secured Overnight Financing Rate 30 Day Average

TSFR1M: 1 Month Term Secured Overnight Financing Rate

TSFR3M: 3 Month Term Secured Overnight Financing Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2023, the value of these securities amounted to $12,893,212 or 38.50% of net assets.

(b)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of July 31, 2023.

(c)	Illiquid security. At July 31, 2023, the value of these securities amounted to $229,609 or 0.69% of net assets.
(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2023.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2023.
(f)	Rate disclosed is the effective yield as of July 31, 2023.
(g)	Rate disclosed is the seven day yield as of July 31, 2023.

Schedule of Open Futures Contracts

Long Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	September 2023	50	$5,570,313	($152,519)
U.S. Treasury Bond Future	September 2023	16	1,991,000	(46,556)
Total				($199,075)

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income ETF

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 51.97%
ACC Trust, Series 2022-1, Class B, 2.550%, 2/20/2025 (a)	$300,000	$295,467
ACHV TRUST, Series 2023-1PL, Class B, 6.800%, 3/18/2030 (a)	550,000	551,460
ACHV TRUST, Series 2023-2PL, Class B, 6.880%, 5/20/2030 (a)	300,000	297,338
ACHV TRUST, Series 2023-3PL, Class B, 7.170%, 8/19/2030 (a)(b)	750,000	753,774
ACM Auto Trust, Series 2023-2A, Class A, 7.970%, 6/20/2030 (a)	187,236	187,888
Affirm Asset Securitization Trust, Series 2021-B, Class B, 1.240%, 8/17/2026 (a)	100,000	94,653
Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.610%, 1/18/2028 (a)	200,000	199,574
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028 (a)	400,000	398,701
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.890%, 10/13/2026 (a)	258,320	258,277
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028 (a)	250,000	235,883
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class C, 3.770%, 3/15/2027 (a)	150,000	140,531
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.930%, 5/15/2028 (a)	148,794	145,264
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class A, 6.900%, 1/16/2029 (a)	314,527	315,970
Avid Automobile Receivables Trust, Series 2021-1, Class C, 1.550%, 5/15/2026 (a)	1,000,000	978,773
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.120%, 3/15/2027 (a)	400,000	401,226
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.000%, 9/20/2024 (a)	500,000	500,111
BA Credit Card Trust, Series 2021-A1, Class A1, 0.440%, 9/15/2026	400,000	386,324
Bank of Montreal, Series 2021-1A, Class A, 0.530%, 11/21/2025 (a)	1,000,000	959,796
BHG Securitization Trust, Series 2022-B, Class A, 3.750%, 6/18/2035 (a)	201,246	199,035
CARDS II Trust, Series 2021-1A, Class A, 0.602%, 4/15/2027 (a)	300,000	289,704
Carvana Auto Receivables Trust, Series 2021-P2, Class A3, 0.490%, 3/10/2026	208,461	203,615
Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027 (a)	339,278	336,833
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.200%, 7/15/2027 (a)	400,000	385,191
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	980,927	908,666
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	192,976	177,960
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	3,143	2,930
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 6.026% (TSFR1M + 0.734%), 4/22/2026 (c)	900,000	903,949
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.470%, 11/16/2026 (a)	250,000	247,113
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910%, 8/16/2027 (a)	481,720	481,691
DT Auto Owner Trust, Series 2022-2A, Class B, 4.220%, 1/15/2027 (a)	800,000	788,662
DT Auto Owner Trust, Series 2023-2A, Class A, 5.880%, 4/15/2027 (a)	216,440	216,070
DT Auto Owner Trust, Series 2023-3A, Class A, 6.290%, 8/16/2027 (a)	1,000,000	1,001,613
DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028 (a)	300,000	300,236
Exeter Automobile Receivables Trust, Series 2023-3A, Class A2, 6.110%, 9/15/2025	1,250,000	1,251,989
Exeter Automobile Receivables Trust, Series 2023-2A, Class A2, 5.870%, 11/17/2025	150,000	150,095
Exeter Automobile Receivables Trust, Series 2023-1A, Class A3, 5.580%, 4/15/2026	300,000	298,943
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.120%, 1/15/2026 (a)	400,000	388,851
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.150%, 9/15/2026 (a)	245,681	245,964
Foundation Finance Trust, Series 2017-1A, Class C, 5.400%, 7/15/2033 (a)	300,000	286,324
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A2, 5.430%, 10/15/2026 (a)	243,860	242,873
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class B, 0.770%, 9/15/2025 (a)	2,396	2,368
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.140%, 1/18/2028 (a)	600,000	563,650
Hertz Vehicle Financing LLC, Series 2022-3A, Class A, 3.370%, 3/25/2025 (a)	150,000	148,730
Hertz Vehicle Financing LLC, Series 2022-3A, Class C, 4.350%, 3/25/2025 (a)	200,000	197,866
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/26/2025 (a)	1,000,000	941,633
Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.220%, 5/17/2027 (a)	219,581	212,967
Lendbuzz Securitization Trust, Series 2023-1A, Class A2, 6.920%, 8/15/2028 (a)	500,000	497,232
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.250%, 4/15/2028 (a)	180,387	173,775

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income ETF

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	$101,090	$101,169
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.970%, 7/15/2026 (a)	251,464	250,581
Marlette Funding Trust, Series 2023-3A, Class B, 6.710%, 9/15/2033 (a)	500,000	501,182
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027 (a)	300,000	302,337
Nissan Auto Lease Trust, Series 2023-B, Class A2A, 5.740%, 8/15/2025	1,000,000	1,002,845
Octane Receivables Trust, Series 2020-1A, Class D, 5.450%, 3/20/2028 (a)	700,000	682,952
Octane Receivables Trust, Series 2023-2A, Class A2, 5.880%, 6/20/2031 (a)	500,000	497,981
Oportun Funding LLC, Series 2021-A, Class A, 1.210%, 3/8/2028 (a)(d)	377,638	362,546
Pagaya AI Debt Selection Trust, Series 2020-3, Class C, 6.430%, 5/17/2027 (a)	1,024,759	1,024,191
Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.180%, 11/15/2027 (a)	5,972	5,972
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)	627,958	604,791
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)	999,868	932,379
Pagaya AI Debt Selection Trust, Series 2022-5, Class A, 8.096%, 6/17/2030 (a)	648,261	655,396
Pagaya AI Debt Selection Trust, Series 2023-1, Class A, 7.556%, 7/15/2030 (a)	511,410	513,320
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.600%, 12/16/2030 (a)	474,135	476,662
Pagaya AI Debt Selection Trust, Series 2023-5, Class A, 7.179%, 4/15/2031 (a)	1,000,000	1,003,772
Pagaya AI Debt Selection Trust, Series 2023-5, Class B, 7.625%, 4/15/2031 (a)	500,000	501,812
Prestige Auto Receivables Trust, Series 2023-1A, Class A2, 5.880%, 3/16/2026 (a)	200,000	199,586
Reach Financial LLC, Series 2022-2A, Class C, 8.400%, 5/15/2030 (a)	400,000	404,551
Reach Financial LLC, Series 2023-1A, Class A, 7.050%, 2/18/2031 (a)	750,000	752,361
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.810%, 1/15/2026	302,685	302,935
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.870%, 3/16/2026	150,000	150,123
Skopos Auto Receivables Trust, Series 2019-1A, Class D, 5.240%, 4/15/2025 (a)	201,434	201,702
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	100,000	99,993
Tesla Auto Lease Trust, Series 2021-B, Class D, 1.320%, 9/22/2025 (a)	450,000	426,154
Theorem Funding Trust, Series 2023-1A, Class A, 7.580%, 4/15/2029 (a)	1,261,536	1,268,975
Theorem Funding Trust, Series 2022-3A, Class A, 7.600%, 4/15/2029 (a)	261,913	263,764
Theorem Funding Trust, Series 2022-3A, Class B, 8.950%, 4/15/2029 (a)	200,000	205,443
Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.480%, 8/17/2026 (a)	755,591	754,856
United Auto Credit Securitization Trust, Series 2023-1, Class A, 5.570%, 7/10/2025 (a)	149,798	149,797
Upstart Pass-Through Trust, Series 2020-ST5, Class A, 3.000%, 12/20/2026 (a)	1,089,211	1,054,476
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)	927,932	895,346
Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.000%, 7/20/2027 (a)	398,009	378,519
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (a)	297,913	295,586
Upstart Pass-Through Trust, Series 2021-ST8, Class A, 1.750%, 10/20/2029 (a)	280,296	270,574
Upstart Pass-Through Trust, Series 2022-4A, Class A, 7.010%, 11/15/2030 (a)	562,972	563,990
Upstart Securitization Trust, Series 2020-2, Class A, 2.309%, 11/20/2030 (a)	1,571,240	1,536,655
Upstart Securitization Trust, Series 2021-2, Class B, 1.750%, 6/20/2031 (a)	468,902	462,209
Upstart Securitization Trust, Series 2021-3, Class A, 0.830%, 7/20/2031 (a)	14,045	13,808
Upstart Securitization Trust, Series 2021-3, Class B, 1.660%, 7/20/2031 (a)	200,000	194,639
Upstart Securitization Trust, Series 2021-4, Class A, 0.840%, 9/20/2031 (a)	15,839	15,658
Upstart Securitization Trust, Series 2021-4, Class B, 1.840%, 9/20/2031 (a)	600,000	570,293
Upstart Securitization Trust, Series 2021-5, Class A, 1.310%, 11/20/2031 (a)	470,479	465,143
Upstart Securitization Trust, Series 2022-2, Class A, 4.370%, 5/20/2032 (a)	252,125	250,110
Upstart Securitization Trust, Series 2023-1, Class A, 6.590%, 2/20/2033 (a)	219,084	218,835
Upstart Securitization Trust, Series 2023-2, Class A, 6.770%, 6/20/2033 (a)	1,000,000	1,001,715
Upstart Structured Pass-Through Trust, Series 2022-1A, Class A, 3.400%, 4/15/2030 (a)	266,267	261,500
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	204,615	198,046
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	50,000	47,650

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income ETF

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
USASF Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	$1,150,000	$1,160,824
Verizon Master Trust, Series 2023-4, Class A1B, 5.919% (SOFR30A + 0.850%), 6/20/2029 (c)	1,000,000	1,005,193
Veros Automobile Receivables Trust, Series 2020-1, Class C, 2.990%, 6/16/2025 (a)	79,206	79,042
Veros Automobile Receivables Trust, Series 2022-1, Class A, 3.470%, 12/15/2025 (a)	131,005	130,036
Veros Automobile Receivables Trust, Series 2023-1, Class A, 7.120%, 11/15/2028 (a)	176,699	176,814
Westlake Automobile Receivables Trust, Series 2020-2A, Class D, 2.760%, 1/15/2026 (a)	566,505	560,453
Westlake Automobile Receivables Trust, Series 2023-1A, Class A2A, 5.510%, 6/15/2026 (a)	500,000	499,371
Westlake Automobile Receivables Trust, Series 2023-2A, Class A2B, 5.818% (SOFR30A + 0.750%), 7/15/2026 (a)(c)	200,000	200,379

TOTAL ASSET-BACKED SECURITIES (Cost – $46,072,565)		$46,254,530

Collateralized Loan Obligations — 9.74%
Apidos CLO, Series 2015-20A, Class A1RA, 6.670% (TSFR3M + 1.362%), 7/16/2031 (a)(c)	1,100,000	1,093,167
Carbone Clo Ltd., Series 2017-1A, Class A1, 6.728% (TSFR3M + 1.402%), 1/20/2031 (a)(c)	921,533	916,926
Golub Capital Partners CLO Ltd., Series 2013-17A, Class A1R, 7.263% (TSFR3M + 1.912%), 10/25/2030 (a)(c)	805,624	806,982
ICG US CLO Ltd., Series 2015-1A, Class A1R, 6.722% (TSFR3M + 1.402%), 10/19/2028 (a)(c)	284,094	282,255
Madison Park Funding Ltd., Series 2018-30A, Class A, 6.320% (TSFR3M + 1.012%), 4/15/2029 (a)(c)	1,493,019	1,482,905
Madison Park Funding Ltd., Series 2014-13A, Class BR2, 7.082% (TSFR3M + 1.762%), 4/19/2030 (a)(c)	800,000	794,701
Madison Park Funding Ltd., Series 2017-23A, Class AR, 6.589% (TSFR3M + 1.232%), 7/27/2031 (a)(c)	781,828	776,538
MCF CLO, Series 2018-1A, Class A1, 6.942% (3 Month LIBOR USD + 1.370%), 7/18/2030 (a)(c)	916,404	909,542
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, 6.290% (3 Month LIBOR USD + 0.960%), 11/18/2030 (a)(c)	855,478	849,928
Voya CLO Ltd., Series 2014-2A, Class A1RR, 6.590% (TSFR3M + 1.282%), 4/17/2030 (a)(c)	757,219	752,038

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $8,632,124)		$8,664,982

Commercial Mortgage-Backed Securities – U.S. Government Agency – 8.54%
Federal Home Loan Mortgage Corp., Series K-F67, Class A, 5.738% (SOFR30A + 0.634%), 8/25/2029 (c)	519,662	513,249
Federal Home Loan Mortgage Corp., Series K-F155, Class AS, 5.735% (SOFR30A + 0.670%), 2/25/2030 (c)	250,000	250,311
Federal Home Loan Mortgage Corp., Series K-043, Class A1, 2.532%, 10/25/2023	98,201	97,117
Federal Home Loan Mortgage Corp., Series K-036, Class A2, 3.527%, 10/25/2023 (e)	322,060	320,664
Federal Home Loan Mortgage Corp., Series K-F81, Class AS, 5.465% (SOFR30A + 0.400%), 6/25/2027 (c)	378,066	376,122
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 5.245% (SOFR30A + 0.180%), 1/25/2028 (c)	416,486	410,278
Federal Home Loan Mortgage Corp., Series K-F46, Class A, 5.438% (SOFR30A + 0.334%), 3/25/2028 (c)	160,100	156,128
Federal Home Loan Mortgage Corp., Series K-F61, Class A, 5.748% (SOFR30A + 0.644%), 3/25/2029 (c)	921,733	902,576
Federal Home Loan Mortgage Corp., Series KF75, Class AS, 5.616% (MSOFR1MC + 0.550%), 12/25/2029 (c)	1,616,501	1,605,582
Federal Home Loan Mortgage Corp., Series K-F114, Class AS, 5.285% (SOFR30A + 0.220%), 5/25/2031 (c)	422,889	413,901

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income ETF

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – U.S. Government Agency – (continued)
Federal Home Loan Mortgage Corp., Series K-F136, Class AS, 5.475% (SOFR30A + 0.410%), 4/25/2032 (c)	$1,258,446	$1,239,574
Federal Home Loan Mortgage Corp., Series K-F141, Class AS, 5.635% (SOFR30A + 0.570%), 7/25/2032 (c)	1,319,415	1,311,800

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $7,645,916)		$7,597,302

Corporate Obligations – 5.09%
Communications – 0.34%
Sprint LLC, 7.875%, 9/15/2023	300,000	300,503

Consumer, Cyclical – 0.32%
Ford Motor Credit Co. LLC, 3.370%, 11/17/2023	200,000	198,173
General Motors Financial Co., Inc., 2.900%, 2/26/2025	100,000	95,655

		293,828

Consumer, Non-cyclical – 0.44%
Mondelez International Holdings Netherlands BV, 2.250%, 9/19/2024 (a)	200,000	192,045
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/2024	200,000	199,293

		391,338

Energy – 0.89%
DCP Midstream Operating LP, 5.375%, 7/15/2025	100,000	99,448
MPLX LP, 4.875%, 12/1/2024	100,000	98,785
Occidental Petroleum Corp., 6.950%, 7/1/2024	100,000	100,765
PBF Holding Co. LLC / PBF Finance Corp., 7.250%, 6/15/2025	300,000	299,520
Western Midstream Operating LP, 3.950%, 6/1/2025	100,000	96,533
Williams Companies, Inc., 4.550%, 6/24/2024	100,000	98,890

		793,941

Financial – 2.88%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.150%, 10/29/2023	300,000	296,330
American Express Co., 2.500%, 7/30/2024	100,000	96,922
American Tower Corp., 2.400%, 3/15/2025	100,000	94,818
Bank of America Corp., 3.950%, 4/21/2025	100,000	96,886
Capital One Financial Corp., 3.300%, 10/30/2024	100,000	96,608
Crown Castle, Inc., 3.200%, 9/1/2024	100,000	97,147
Enact Holdings, Inc., 6.500%, 8/15/2025 (a)	200,000	198,210
Goldman Sachs Group, Inc., 3.500%, 4/1/2025	100,000	96,491
HAT Holdings I LLC / HAT Holdings II LLC, 6.000%, 4/15/2025 (a)	300,000	295,508
JPMorgan Chase & Co., 3.875%, 9/10/2024	100,000	98,055
OneMain Finance Corp., 6.125%, 3/15/2024	300,000	299,505
PRA Group, Inc., 7.375%, 9/1/2025 (a)	200,000	192,808
Radian Group, Inc., 6.625%, 3/15/2025	200,000	200,000
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	200,000	198,782
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	200,000	202,407

		2,560,477

Utilites – 0.22%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	200,000	194,265

TOTAL CORPORATE OBLIGATIONS (Cost – $4,532,143)		$4,534,352

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income ETF

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – 14.79%
AMSR Trust, Series 2020-SFR1, Class D, 2.619%, 4/17/2037 (a)	$446,000	$402,967
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(f)	146,544	137,021
Bellemeade Re Ltd., Series 2019-1A, Class M2, 8.112% (TSFR1M + 2.814%), 3/25/2029 (a)(c)	161,420	162,345
CIM Trust, Series 2018-R3, Class A1, 5.000%, 12/25/2057 (a)(e)	304,179	289,051
CoreVest American Finance Trust, Series 2019-1, Class A, 3.324%, 3/15/2052 (a)	210,019	203,254
Credit Suisse Mortgage Trust, Series 2019-RP10, Class A1, 3.046%, 12/26/2059 (a)(e)	218,801	206,963
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/2037 (a)	425,000	374,978
GCAT Trust, Series 2023-NQM2, Class A3, 6.598%, 11/25/2067 (a)(f)	458,792	440,093
JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 6.818% (SOFR30A + 1.750%), 11/25/2053 (a)(c)	621,723	619,299
JPMorgan Wealth Management, Series 2020-ATR1, Class A4, 3.000%, 2/25/2050 (a)(e)	637,777	609,575
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 1.892%, 10/25/2066 (a)(f)	263,750	246,520
MFA Trust, Series 2023-INV1, Class A3, 6.600%, 2/25/2058 (a)(f)	526,310	524,311
OBX Trust, Series 2023-NQM1, Class A3, 6.500%, 11/25/2062 (a)(e)	469,459	459,795
PRKCM Trust, Series 2023-AFC1, Class A3, 7.304%, 2/25/2058 (a)(f)	364,381	366,179
Preston Ridge Partners Mortgage LLC, Series 2020-4, Class A1, 2.951%, 10/25/2025 (a)(f)	478,918	476,087
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687%, 10/17/2036 (a)	154,303	144,582
Preston Ridge Partners Mortgage LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026 (a)(e)	477,995	451,613
Preston Ridge Partners Mortgage LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026 (a)(f)	103,514	96,678
Preston Ridge Partners Mortgage LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026 (a)(f)	51,834	45,983
Preston Ridge Partners Mortgage LLC, Series 2021-7, Class A1, 1.867%, 8/25/2026 (a)(f)	193,310	177,807
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(e)	822,689	789,789
STAR Trust, Series 2021-SFR2, Class F, 8.186% (TSFR1M + 2.964%), 1/17/2024 (a)(c)	401,400	368,878
Starwood Mortgage Residential Trust, Series 2022-SFR3, Class A, 6.880% (TSFR1M + 1.650%), 5/17/2024 (a)(c)	995,797	995,480
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 5/25/2065 (a)(e)	1,057,617	927,140
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036 (a)	451,648	445,509
Tricon American Homes Trust, Series 2017-SFR2, Class D, 3.672%, 1/17/2036 (a)	250,000	247,026
Towd Point Mortgage Trust, Series 2017-5, Class A1, 4.984% (TSFR1M + 0.714%), 2/25/2057 (a)(c)	68,793	67,521
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.250%, 4/25/2057 (a)(e)	127,000	122,944
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 6.412% (TSFR1M + 1.114%), 10/25/2059 (a)(c)	709,058	710,105
Verus Securitization Trust, Series 2022-3, Class A3, 4.130%, 2/25/2067 (a)(e)	215,357	189,915
Verus Securitization Trust, Series 2022-8, Class A3, 6.127%, 9/25/2067 (a)(f)	378,049	368,733
Verus Securitization Trust, Series 2023-1, Class A2, 6.560%, 12/25/2067 (a)(f)	578,327	568,816
Verus Securitization Trust, Series 2023-2, Class A2, 6.599%, 3/25/2068 (a)(f)	934,610	922,239

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $13,258,745)		$13,159,196

Residential Mortgage-Backed Securities – U.S. Government Agency – 1.12%
Federal Home Loan Mortgage Corp., Series 5149, Class BD, 2.000%, 2/25/2031	390,988	377,294
Federal Home Loan Mortgage Corp., Series 4776, Class QM, 3.000%, 6/15/2045	319,091	312,306
Federal National Mortgage Association, 2.919%, 10/1/2025 (e)	298,935	284,639
Government National Mortgage Association, 9.000%, 12/15/2024	5,261	5,272
Government National Mortgage Association, Series 2015-56, Class LB, 1.500%, 4/16/2040	15,834	15,644

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $1,002,038)		$995,155

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income ETF

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – 1.52%
Federal Home Loan Mortgage Corp., Series 2022-HQA2, Class M1A, 7.719% (SOFR30A + 2.650%), 7/25/2042 (a)(c)	$220,214	$225,243
Federal Home Loan Mortgage Corp., Series 2023-HQA1, Class M1A, 7.069% (SOFR30A + 2.000%), 5/25/2043 (a)(c)	947,108	954,072
Federal National Mortgage Association, Series 2014-C02, Class 2M2, 7.783% (SOFR30A + 2.714%), 5/25/2024 (c)	119,764	121,379
Federal National Mortgage Association, Series 2014-C03, Class 2M2, 8.083% (SOFR30A + 3.014%), 7/25/2024 (c)	57,523	57,281

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost – $1,345,607)		$1,357,975

U.S. Treasury Notes – 2.16%
2.500%, 1/31/2025	2,000,000	1,923,555

TOTAL U.S. TREASURY NOTES (Cost – $1,950,294)		$1,923,555

Short-Term Investments – 6.01%
U.S. Treasury Bills – 5.56%
4.587%, 9/14/2023 (g)	1,000,000	994,266
5.184%, 10/10/2023 (g)	2,000,000	1,979,554
5.225%, 11/9/2023 (g)	2,000,000	1,970,681

		4,944,501

Money Market Funds – 0.45%	Shares
First American Government Obligations Fund, Class U, 5.162% (h)	400,656	400,656

SHORT-TERM INVESTMENTS (Cost – $5,346,072)		$5,345,157

TOTAL INVESTMENTS – 100.94% (Cost – $89,785,504)		$89,832,204

Liabilities in Excess of Other Assets – (0.94%)		(838,883)

NET ASSETS – 100.00%		$88,993,321

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

SOFR30A: Secured Overnight Financing Rate 30 Day Average

TSFR1M: 1 Month Term Secured Overnight Financing Rate

TSFR3M: 3 Month Term Secured Overnight Financing Rate

MSOFR1MC: 1 Month Secured Overnight Financing Rate Index

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2023, the value of these securities amounted to $63,792,216 or 71.68% of net assets.

(b)	Security issued on a when-issued basis. On July 31, 2023, the total value of investments purchased on a when-issued basis was $753,774 or 0.85% of net assets.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income ETF

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

(c)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of July 31, 2023.

(d)	Illiquid security. At July 31, 2023, the value of these securities amounted to $362,546 or 0.41% of net assets.
(e)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2023.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2023.
(g)	Rate disclosed is the effective yield as of July 31, 2023.
(h)	Rate disclosed is the seven day yield as of July 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Income ETF

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 22.30%
ACHV TRUST, Series 2023-1PL, Class D, 8.470%, 3/18/2030 (a)	$200,000	$203,412
ACHV TRUST, Series 2023-3PL, Class C, 7.350%, 8/19/2030 (a)(b)	250,000	251,251
ACHV TRUST, Series 2023-3PL, Class D, 8.360%, 8/19/2030 (a)(b)	200,000	203,127
ACM Auto Trust, Series 2023-2A, Class A, 7.970%, 6/20/2030 (a)	93,618	93,944
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)	180,000	132,389
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)	200,000	182,435
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.040%, 12/15/2028 (a)	300,000	266,286
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	300,000	305,506
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.750%, 11/15/2030 (a)	200,000	200,870
Foundation Finance Trust, Series 2017-1A, Class C, 5.400%, 7/15/2033 (a)	200,000	190,883
Foundation Finance Trust, Series 2021-1A, Class D, 4.960%, 5/15/2041 (a)	125,000	108,164
Foundation Finance Trust, Series 2023-1A, Class D, 9.180%, 12/15/2043 (a)	200,000	204,867
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030 (a)	250,000	250,234
Goodleap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.800%, 5/20/2055 (a)	100,000	96,658
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)	200,000	190,630
Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.220%, 5/17/2027 (a)	219,581	212,967
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.310%, 10/16/2028 (a)	250,000	246,384
LP LMS Asset Securitization Trust, Series 2023-1A, Class B, 7.484%, 10/17/2033 (a)	200,000	188,945
Marlette Funding Trust, Series 2023-2A, Class D, 7.920%, 6/15/2033 (a)	250,000	251,351
Octane Receivables Trust, Series 2020-1A, Class D, 5.450%, 3/20/2028 (a)	200,000	195,129
Octane Receivables Trust, Series 2023-2A, Class D, 7.380%, 6/20/2031 (a)	150,000	149,103
Oportun Financial Corp., Series 2022-3, Class C, 10.147%, 1/8/2030 (a)	200,000	205,286
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	49,979	43,871
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.930%, 8/15/2029 (a)	299,965	257,873
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)	99,987	93,238
Pagaya AI Debt Selection Trust, Series 2022-5, Class B, 10.310%, 6/17/2030 (a)	99,996	102,290
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	299,958	305,764
Pagaya AI Debt Selection Trust, Series 2023-3, Class B, 9.570%, 12/16/2030 (a)	200,000	203,250
Pagaya AI Debt Selection Trust, Series 2023-5, Class C, 9.099%, 4/15/2031 (a)	150,000	151,982
Reach Financial LLC, Series 2023-1A, Class C, 8.450%, 2/18/2031 (a)	200,000	200,033
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.000%, 11/20/2030 (a)	350,000	318,516
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.986%, 12/15/2032 (a)	70,979	71,194
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.197%, 12/15/2032 (a)	70,979	71,933
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	400,000	399,972
Theorem Funding Trust, Series 2022-3A, Class B, 8.950%, 4/15/2029 (a)	400,000	410,886
Upstart Securitization Trust, Series 2021-4, Class B, 1.840%, 9/20/2031 (a)	400,000	380,196
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	100,000	97,780
Upstart Securitization Trust, Series 2023-2, Class B, 7.920%, 6/20/2033 (a)	350,000	349,754
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	204,615	198,046
USASF Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	690,000	696,494
Veros Automobile Receivables Trust, Series 2023-1, Class D, 11.460%, 8/15/2030 (a)	100,000	102,285

TOTAL ASSET-BACKED SECURITIES (Cost – $8,735,549)		$8,785,178

Collateralized Loan Obligations – 9.50%
Anchorage Capital CLO Ltd., Series 2014-3RA, Class B, 7.127% (TSFR3M + 1.762%), 1/28/2031 (a)(c)	500,000	489,342
Apidos CLO, Series 2018-29A, Class A2, 7.163% (TSFR3M + 1.812%), 7/25/2030 (a)(c)	500,000	489,518
Canyon Capital CLO Ltd., Series 2019-1A, Class BR, 7.270% (TSFR3M + 1.962%), 4/15/2032 (a)(c)	550,000	534,172

See accompanying notes which are an integral part of these financial statements.

Angel Oak Income ETF

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
CIFC Funding Ltd., Series 2021-6A, Class B, 7.220% (TSFR3M + 1.912%), 10/15/2034 (a)(c)	$500,000	$490,243
Golub Capital Partners CLO Ltd., Series 2017-34A, Class B1R, 7.926% (3 Month LIBOR USD + 2.600%), 3/14/2031 (a)(c)	250,000	246,269
Magnetite Ltd., Series 2019-24A, Class BR, 7.058% (TSFR3M + 1.750%), 4/15/2035 (a)(c)	250,000	245,930
OZLM Ltd., Series 2018-20A, Class A2, 7.238% (TSFR3M + 1.912%), 4/20/2031 (a)(c)	550,000	530,853
Symphony CLO Ltd., Series 2015-16A, Class AR, 6.720% (TSFR3M + 1.412%), 10/15/2031 (a)(c)	725,000	716,334

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $3,703,932)		$3,742,661

Corporate Obligations – 4.29%
Communications – 0.35%
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	200,000	137,203

Consumer, Cyclical – 1.05%
NCL Corp Ltd., 8.375%, 2/1/2028 (a)	300,000	313,028
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	100,000	100,950

		413,978

Energy – 1.36%
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.750%, 7/15/2028 (a)	100,000	99,872
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)	300,000	254,973
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	200,000	183,755

		538,600

Industrial – 1.53%
Covanta Holding Corp., 4.875%, 12/1/2029 (a)	200,000	176,812
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	100,000	83,632
Mauser Packaging Solutions Holding Co., 7.875%, 8/15/2026 (a)	100,000	99,524
Owens-Brockway Glass Container, Inc., 7.250%, 5/15/2031 (a)	50,000	50,873
Smyrna Ready Mix Concrete LLC, 6.000%, 11/1/2028 (a)	200,000	190,855

		601,696

TOTAL CORPORATE OBLIGATIONS (Cost – $1,705,954)		$1,691,477

Residential Mortgage-Backed Securities – 35.87%
Bellemeade RE Ltd., Series 2021-3A, Class M1B, 6.469% (SOFR30A + 1.400%), 9/25/2031 (a)(c)	150,000	144,001
Bellemeade Re Ltd., Series 2021-2A, Class M2, 7.969% (SOFR30A + 2.900%), 6/25/2031 (a)(c)	290,000	289,378
Bellemeade Re Ltd., Series 2021-1A, Class M2, 9.919% (SOFR30A + 4.850%), 3/25/2031 (a)(c)	348,400	360,638
Corevest American Finance Trust, Series 2020-4, Class D, 2.712%, 12/15/2052 (a)	300,000	232,921
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3, 1.585%, 7/25/2066 (a)(d)	192,652	137,496
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class B1, 3.286%, 7/25/2066 (a)(d)	500,000	247,567
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.819%, 6/25/2067 (a)(e)	235,262	215,238
Deephaven Residential Mortgage Trust, Series 2022-3, Class A3, 5.300%, 7/25/2067 (a)(d)	342,845	320,824
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(d)	700,000	402,197
Ellington Financial Mortgage Trust, Series 2021-2, Class B1, 3.202%, 6/25/2066 (a)(d)	315,000	165,452
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.900%, 9/25/2067 (a)(e)	139,287	136,237

See accompanying notes which are an integral part of these financial statements.

Angel Oak Income ETF

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039 (a)	$250,000	$228,726
GCAT Trust, Series 2020-NQM2, Class M1, 3.589%, 4/25/2065 (a)(d)	500,000	390,489
GCAT Trust, Series 2023-NQM2, Class B1, 7.031%, 11/25/2067 (a)(d)	150,000	131,796
GS Mortgage-Backed Securities Corp Trust, Series 2019-PJ1, Class B6, 4.072%, 8/25/2049 (a)(d)	511,533	289,995
JP Morgan Mortgage Trust, Series 2014-2, Class B2, 3.414%, 6/25/2029 (a)(d)	21,186	18,205
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.825%, 7/25/2050 (a)(d)	353,743	272,883
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.845%, 8/25/2050 (a)(d)	352,009	265,399
JP Morgan Mortgage Trust, Series 2020-4, Class B2, 3.648%, 11/25/2050 (a)(d)	280,243	246,388
JP Morgan Mortgage Trust, Series 2023-6, Class B6, 6.292%, 12/25/2053 (a)(d)	330,000	158,297
JP Morgan Mortgage Trust, Series 2023-6, Class B4, 6.292%, 12/25/2053 (a)(d)	535,000	404,677
JP Morgan Mortgage Trust, Series 2023-6, Class B5, 6.292%, 12/25/2053 (a)(d)	411,000	237,288
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E2, 4.000%, 9/4/2039 (a)	700,000	567,669
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.000%, 9/4/2039 (a)	290,000	250,699
New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 5.336%, 6/25/2057 (a)(d)	335,869	293,055
Oaktown Re Ltd., Series 2021-2, Class B1, 9.469% (SOFR30A + 4.400%), 4/25/2034 (a)(c)	500,000	461,746
OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059 (a)(d)	218,296	202,625
OBX Trust, Series 2023-NQM1, Class A3, 6.500%, 11/25/2062 (a)(d)	469,459	459,795
Pretium Mortgage Credit Partners LLC, Series 2021-NPL3, Class A1, 1.868%, 7/25/2051 (a)(e)	79,772	73,248
Pretium Mortgage Credit Partners LLC, Series 2021-NPL4, Class A1, 2.363%, 10/27/2060 (a)(e)	203,649	190,464
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757%, 4/17/2038 (a)	235,000	204,325
PRPM LLC, Series 2020-4, Class A1, 2.951%, 10/25/2025 (a)(e)	478,918	476,087
PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027 (a)(e)	236,237	233,333
Radnor RE Ltd., Series 2021-2, Class B1, 11.069% (SOFR30A + 6.000%), 11/25/2031 (a)(c)	250,000	262,951
Radnor RE Ltd., Series 2021-1, Class M2, 8.219% (SOFR30A + 3.150%), 12/27/2033 (a)(c)	500,000	491,129
Saluda Grade Alternative Mortgage Trust, Series 2022-INV1, Class A3, 4.641%, 4/25/2067 (a)(d)	486,876	441,031
Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.750%, 10/25/2058 (d)	300,000	276,389
Sequoia Mortgage Trust, Series 2018-2, Class A19, 3.500%, 2/25/2048 (a)(d)	158,629	137,850
STAR Trust, Series 2021-1, Class B1, 3.520%, 5/25/2065 (a)(d)	600,000	435,921
Starwood Mortgage Residential Trust, Series 2019-INV1, Class B1, 3.657%, 9/27/2049 (a)(d)	500,000	400,899
Triangle Re Ltd., Series 2021-3, Class B1, 10.019% (SOFR30A + 4.950%), 2/25/2034 (a)(c)	500,000	494,542
Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038 (a)	200,000	174,657
Verus Securitization Trust, Series 2021-1, Class M1, 1.968%, 1/25/2066 (a)(d)	1,074,000	688,145
Verus Securitization Trust, Series 2022-8, Class A3, 6.127%, 9/25/2067 (a)(e)	378,049	368,733
Verus Securitization Trust, Series 2023-1, Class A2, 6.560%, 12/25/2067 (a)(e)	578,327	568,816
Verus Securitization Trust, Series 2023-INV1, Class A2, 6.556%, 2/25/2068 (a)(e)	655,768	655,593
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M2, 10.433% (SOFR30A + 5.364%), 11/25/2025 (a)(c)	33,685	24,315

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $14,461,233)		$14,130,109

Residential Mortgage-Backed Securities – U.S. Government Agency – 18.23%
Federal Home Loan Mortgage Corp., 4.500%, 7/1/2052	942,869	903,012
Federal National Mortgage Association, 5.000%, 11/1/2052	947,696	926,774
Government National Mortgage Association, 4.500%, 9/20/2052	482,967	464,683
Government National Mortgage Association, 5.000%, 10/20/2052	964,557	946,391
Government National Mortgage Association, 4.500%, 11/20/2052	977,336	940,336
Government National Mortgage Association, 5.000%, 11/20/2052	681,412	667,726

See accompanying notes which are an integral part of these financial statements.

Angel Oak Income ETF

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – U.S. Government Agency – (continued)
Government National Mortgage Association, 5.000%, 12/20/2052	$978,285	$958,637
Government National Mortgage Association, 5.500%, 12/20/2052	195,483	194,260
Government National Mortgage Association, 5.000%, 3/20/2053	494,449	484,518
Government National Mortgage Association, 5.500%, 6/20/2053	698,441	694,072

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $7,313,890)		$7,180,409

Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – 8.77%
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, 8.169% (SOFR30A + 3.100%), 10/25/2041 (a)(c)	300,000	302,871
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B1, 8.469% (SOFR30A + 3.400%), 10/25/2041 (a)(c)	500,000	504,748
Federal Home Loan Mortgage Corp., Series 2021-HQA4, Class B1, 8.819% (SOFR30A + 3.750%), 12/25/2041 (a)(c)	500,000	503,750
Federal Home Loan Mortgage Corp., Series 2022-DNA2, Class M1B, 7.469% (SOFR30A + 2.400%), 2/25/2042 (a)(c)	500,000	501,877
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M2, 10.319% (SOFR30A + 5.250%), 3/25/2042 (a)(c)	350,000	373,435
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1B, 7.969% (SOFR30A + 2.900%), 4/25/2042 (a)(c)	500,000	509,386
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M1B, 8.619% (SOFR30A + 3.550%), 8/25/2042 (a)(c)	500,000	515,487
Federal Home Loan Mortgage Corp., Series 2021-HQA1, Class B2, 10.069% (SOFR30A + 5.000%), 8/25/2033 (a)(c)	250,000	243,125

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost – $3,210,572)		$3,454,679

Short-Term Investments – 1.51%	Shares
Money Market Funds – 1.51%
First American Government Obligations Fund,Class U, 5.162% (f)	595,578	595,578

TOTAL SHORT-TERM INVESTMENTS (Cost – $595,578)		$595,578

TOTAL INVESTMENTS – 100.47% (Cost – $39,726,708)		$39,580,091

Liabilities in Excess of Other Assets – (0.47%)		(184,010)

NET ASSETS – 100.00%		$39,396,081

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

SOFR30A: Secured Overnight Financing Rate 30 Day Average

TSFR3M 3 Month Term Secured Overnight Financing Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2023, the value of these securities amounted to $31,222,209 or 79.25% of net assets.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Income ETF

Schedule of Investments – (continued)

July 31, 2023 (Unaudited)

(b)	Security issued on a when-issued basis. On July 31, 2023, the total value of investments purchased on a when-issued basis was $454,378 or 1.15% of net assets.
(c)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of July 31, 2023.

(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2023.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2023.
(f)	Rate disclosed is the seven day yield as of July 31, 2023.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	September 2023	(7)	($779,844)	$21,686
5-Year U.S. Treasury Note Future	September 2023	(6)	(640,922)	14,745
Total				$36,431

See accompanying notes which are an integral part of these financial statements.

Angel Oak Funds Trust

Notes to the Financial Statements

July 31, 2023 (Unaudited)

NOTE 1. ORGANIZATION

Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014, and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust consists of seven series, Angel Oak Multi-Strategy Income Fund (the “Multi- Strategy Income Fund”), Angel Oak Financials Income Impact Fund (the “Financials Income Impact Fund”), Angel Oak High Yield Opportunities Fund (the “High Yield Opportunities Fund”), Angel Oak UltraShort Income Fund (the “UltraShort Income Fund”), Angel Oak Total Return Bond Fund (the “Total Return Bond Fund”), Angel Oak UltraShort Income ETF (the "UltraShort Income ETF"), and Angel Oak Income ETF (the “Income ETF”) (together, the “Funds”). Please see the table below for a summary of class specific information:

	Ticker	Investment Objective	Commencement of Operations	Front-End Sales Charge	Back-End Sales Charge	12b-1 Fees
Multi-Strategy Income Fund
Class A	ANGLX	Current Income	06/28/2011	2.25%	N/A	0.25%
Class C	ANGCX		08/04/2015	N/A	1.00%	1.00%
Institutional Class	ANGIX		08/16/2012	N/A	N/A	N/A
Financials Income Impact Fund
Class A	ANFLX	Current Income & Total Return	11/03/2014	2.25%	N/A	0.25%
Class C	AFLCX		08/04/2015	N/A	1.00%	1.00%
Institutional Class	ANFIX		11/03/2014	N/A	N/A	N/A
High Yield Opportunities Fund
Class A	ANHAX	Current Income & Capital Appreciation	07/31/2012	2.25%	N/A	0.25%
Class C	ANHCX		N/A	N/A	1.00%	1.00%
Institutional Class	ANHIX		03/31/2009	N/A	N/A	N/A
UltraShort Income Fund
Class A	AOUAX	Current Income, Minimize Price Volatility, and Maintain Liquidity	04/30/2018	N/A	N/A	0.25%
Class A1	AOUNX		07/22/2022	1.50%	0.50%	0.25%
Institutional Class	AOUIX		04/02/2018	N/A	N/A	N/A
Total Return Bond Fund
Class A	AOIMX	Total Return	N/A	2.25%	N/A	0.25%
Class C	AOICX		N/A	N/A	1.00%	1.00%
Institutional Class	AOIIX		06/04/2021	N/A	N/A	N/A
UltraShort Income ETF
	UYLD	Current Income, Minimize Price Volatility, and Maintain Liquidity	10/24/2022	N/A	N/A	N/A
Income ETF
	CARY	Current Income	11/07/2022	N/A	N/A	N/A

The Multi-Strategy Income Fund, Financials Income Impact Fund, High Yield Opportunities Fund, and UltraShort Income Fund are diversified series of the Trust. The Total Return Bond Fund, UltraShort Income ETF, and Income ETF are non-diversified series of the Trust, which means that they can invest a higher percentage of assets in any one issuer. Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds.

The Financials Income Impact Fund commenced operations on November 3, 2014, under the name “Angel Oak Flexible Income Fund.” On March 16, 2016, shareholders approved a change to the Fund’s fundamental investment policy on the concentration of investments. On December 16, 2018, the Fund’s name was changed to “Angel Oak Financials Income Fund,” and the Fund adopted a new investment policy pursuant to Rule 35d-1 under the 1940 Act and made certain other changes to the Fund’s investment strategies. On September 22, 2022, the Fund’s name was changed to “Angel Oak Financials Income Impact Fund.” As a result, the Fund’s performance during periods prior to these dates may have differed had the Fund’s current investment policies and strategies been in place at those times.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 1. ORGANIZATION – (continued)

The Total Return Bond Fund commenced operations on June 4, 2021, under the name “Angel Oak Core Impact Fund.” On January 3, 2023, the Fund’s name was changed to “Angel Oak Total Return Bond Fund,” and the Fund adopted certain changes to its investment objective and principal investment strategies. As a result, the Fund’s performance during periods prior to these dates may have differed had the Fund’s current investment policies and strategies been in place at those times.

The UltraShort Income ETF and Income ETF (alone, an “ETF”, together, the “ETFs”) list and principally trade their shares on the New York Stock Exchange Arca (“NYSE”) (“Exchange”). Shares of the ETFs trade on the Exchange at market prices that may be below, at, or above the ETFs’ net asset value (“NAV”). The UltraShort Income ETF, will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 20,000 shares, called “Creation Units.” The Income ETF will issue and redeem shares on a continuous basis at NAV only in creation units of, typically 50,000 shares. Creation Units will be issued and redeemed in exchange for a portfolio of securities and/or a designated amount of U.S. cash, all of which were in cash during the period. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of an ETF.

Shares of the ETFs may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETFs. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. A purchase or redemption (i.e. creation or redemption) transaction fee of $300, payable by the Authorized Participant or Adviser, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units

Wholly-Owned Subsidiaries – As part of its investment strategy, the Multi-Strategy Income Fund invests directly or, to comply with certain regulations, through its wholly owned and controlled subsidiaries, Hyperion Loan Funding Trust (“Hyperion”) and Titan Loan Funding Trust (“Titan”), each a statutory trust organized under the laws of the state of Delaware and incorporated on August 2, 2018. Hyperion and Titan act as investment vehicles in order to purchase residential and commercial real estate whole loans, participations in such loans, or instruments representing the right to receive interest payments and principal due on such loans. The allocation of the Multi-Strategy Income Fund’s investments, if any, in Hyperion or Titan will vary over time and might not include all of the types of investments described below.

On July 31, 2023, investments in Hyperion and Titan represented 0.23% and 0.00% of the total net assets of the Multi-Strategy Income Fund, respectively.

The consolidated financial statements of the Multi-Strategy Income Fund include the investment activity and financial statements of Hyperion and Titan. All intercompany accounts and transactions have been eliminated in consolidation. Because the Multi-Strategy Income Fund may invest a substantial portion of its assets in its respective subsidiaries, the Multi-Strategy Income Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Multi-Strategy Income Fund may also encompass its subsidiaries.

At July 31, 2023, investments held by Hyperion and Titan included whole loans, valued at $6,291,914 and $–, respectively. In addition, Hyperion and Titan held $583,396 and $1,000 in cash, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 “Financial Services-Investment Companies.”

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Securities Valuation and Fair Value Measurements: The Funds record their investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1: quoted prices in active markets for identical securities
•	Level 2: other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3: significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over- the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value each Fund’s net assets as of July 31, 2023:

Multi-Strategy Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$398,079,470	$–	$398,079,470
Collateralized Debt Obligations	–	2,844,618	–	2,844,618
Collateralized Loan Obligations	–	105,252,047	–	105,252,047
Commercial Mortgage-Backed Securities	–	70,583,708	–	70,583,708
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	16,847,086	–	16,847,086
Common Stocks	13,746,782	–	–	13,746,782
Corporate Obligations	–	103,657,197	1,312,200	104,969,397
Investment Companies – Affiliated Exchange Traded & Mutual Funds	122,385,177	–	–	122,385,177
Preferred Stocks	7,255,976	–	–	7,255,976
Residential Mortgage-Backed Securities	–	1,779,489,287	14,943,582	1,794,432,869
Residential Mortgage-Backed Securities – U.S. Government Agency	–	372,206,169	–	372,206,169
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	26,632,672	–	26,632,672
Whole Loans	–	6,291,914	–	6,291,914
Warrants	–	56,160	–	56,160
Short-Term Investments	130,645,748	69,391,311	–	200,037,059
Total	$274,033,683	$2,951,331,639	$16,255,782	$3,241,621,104
Other Financial Instruments
Assets
Futures Contracts*	$10,770,075	$–	$–	$10,770,075
Liabilities
Swaps*	–	(2,745,770)	–	(2,745,770)
Reverse Repurchase Agreements	–	(100,000,000)	–	(100,000,000)
Total	$10,770,075	($102,745,770)	$–	($91,975,695)

*

Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2023, the Fund recognized $14,933,581 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in relevant market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/23	Amortization/ Accretion/ Paydowns	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/ Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/23
Collateralized Loan Obligations	$50,000	$–	$–	($50,000)	$–	$–	$–	$–	$–
Corporate Obligations	$1,312,200	$–	$–	$–	$–	$–	$–	$–	$1,312,200
Residential Mortgage- Backed Securities	$10,001	($34,536)	$–	$34,536	$–	$–	$14,933,581	$–	$14,943,582

The total change in unrealized appreciation/depreciation included in the Consolidated Statement of Operations attributable to Level 3 investments still held at July 31, 2023, is $58,950.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 07/31/23	Valuation Techniques	Unobservable Input*	Range	Weighted Average Unobservable Input
Collateralized Loan Obligations	$–	Model Valuation	Projected cash contribution to equity	$0.00**	N/A
Corporate Obligations	$1,312,200	Model Valuation	Projected cash flow from liquidation	$9.72**	N/A
Residential Mortgage-Backed Securities	$10,001	Model Valuation	Discounted value of the call rights and underlying collateral of security	$0.10-$1.00	$1.00
Residential Mortgage-Backed Securities	$14,933,581	Consensus Pricing	Trading colors of comparable securities and other deals with similar coupons and characteristics	$95.05-$97.18	$96.74

*

Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

**	Each input presents information for one security and reflects the value as of July 31, 2023.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Financials Income Impact Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,585,722	$–	$–	$1,585,722
Corporate Obligations	–	78,673,084	775,000	79,448,084
Preferred Stocks	732,800	–	–	732,800
Warrants	–	122,148	–	122,148
Short-Term Investments	3,201,961	–	–	3,201,961
Total	$5,520,483	$78,795,232	$775,000	$85,090,715

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/23	Amortization/ Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/ Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/23
Corporate Obligations	$775,000	$–	$–	$–	$–	$–	$–	$–	$775,000

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at July 31, 2023, is $–.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 07/31/23	Valuation Techniques	Unobservable Input*	Range/Weighted Average Unobservable Input**
Corporate Obligations	$775,000	Model Valuation	Debt recovery estimate based on 2023 and 2024 projected earnings, and EBITDA multiples	Recovery Estimate: 31% EBITDA Multiples: 6x-9x

*

Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

**Table	presents information for one security, which is priced at $31.00 as of July 31, 2023.

High Yield Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$2,657,979	$–	$2,657,979
Corporate Obligations	–	47,527,314	–	47,527,314
Residential Mortgage-Backed Securities	–	11,212,776	–	11,212,776
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	3,325,249	–	3,325,249
Short-Term Investments	1,447,316	–	–	1,447,316
Total	$1,447,316	$64,723,318	$–	$66,170,634

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

See the Schedule of Investments for further disaggregation of investment categories. For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.

UltraShort Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$250,355,159	$–	$250,355,159
Collateralized Loan Obligations	–	59,695,940	–	59,695,940
Commercial Mortgage-Backed Securities	–	17,379,464	–	17,379,464
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	39,746,350	–	39,746,350
Corporate Obligations	–	11,761,429	–	11,761,429
Investment Companies – Affiliated Exchange Traded Funds	4,931,063	–	–	4,931,063
Residential Mortgage-Backed Securities	–	131,164,733	–	131,164,733
Residential Mortgage-Backed Securities – U.S. Government Agency	–	4,842,790	–	4,842,790
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	4,791,833	–	4,791,833
Short-Term Investments	8,748,980	14,813,258	–	23,562,238
Total	$13,680,043	$534,550,956	$–	$548,230,999
Other Financial Instruments
Assets
Futures Contracts*	$473,127	$–	$–	$473,127

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.

Total Return Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$3,353,864	$–	$3,353,864
Commercial Mortgage-Backed Securities	–	1,355,074	–	1,355,074
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	1,523,228	–	1,523,228
Corporate Obligations	–	4,684,548	–	4,684,548
Exchange Traded Funds	1,479,864	–	–	1,479,864
Residential Mortgage-Backed Securities	–	4,865,762	–	4,865,762
Residential Mortgage-Backed Securities – U.S. Government Agency	–	12,696,666	–	12,696,666
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	504,748	–	504,748
U.S. Treasury Notes	–	1,475,212	–	1,475,212
Short-Term Investments	794,524	494,485	–	1,289,009
Total	$2,274,388	$30,953,587	$–	$33,227,975
Other Financial Instruments
Liabilities
Futures Contracts*	($199,075)	$–	$–	($199,075)

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.

UltraShort Income ETF
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$46,254,530	$–	$46,254,530
Collateralized Loan Obligations	–	8,664,982	–	8,664,982
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	7,597,302	–	7,597,302
Corporate Obligations	–	4,534,352	–	4,534,352
Residential Mortgage-Backed Securities	–	13,159,196	–	13,159,196
Residential Mortgage-Backed Securities – U.S. Government Agency	–	995,155	–	995,155
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	1,357,975	–	1,357,975
U.S. Treasury Notes	–	1,923,555	–	1,923,555
Short-Term Investments	400,656	4,944,501	–	5,345,157
Total	$400,656	$89,431,548	$–	$89,832,204

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.

Income ETF
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$8,785,178	$–	$8,785,178
Collateralized Loan Obligations	–	3,742,661	–	3,742,661
Corporate Obligations	–	1,691,477	–	1,691,477
Residential Mortgage-Backed Securities	–	14,130,109	–	14,130,109
Residential Mortgage-Backed Securities – U.S. Government Agency	–	7,180,409	–	7,180,409
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	3,454,679	–	3,454,679
Short-Term Investments	595,578	–	–	595,578
Total	$595,578	$38,984,513	$–	$39,580,091
Other Financial Instruments
Assets
Futures Contracts*	$36,431	$–	$–	$36,431

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.

Federal Income Taxes: The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended July 31, 2023, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Security Transactions and Income Recognition: Investment security transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statements of Operations. Dividend income and corporate transactions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other ABS are recorded as components of interest income on the Statements of Operations. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds’ shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Expenses: Expenses incurred by the Trust that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each Fund.

Dividends and Distributions: Distributions from each Fund’s net investment income are accrued daily and typically paid monthly. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds. For the year or period ended January 31, 2023, there were no reclassifications.

Share Valuation: The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Indemnifications: Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Cash and Cash Equivalents: Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. Government and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Included in Investments in unaffiliated securities at fair value on the Statements of Assets and Liabilities are investments in First American money market funds held at major financial institutions as follows:

Multi-Strategy Income Fund	$130,645,748
Financials Income Impact Fund	$3,201,961
High Yield Opportunities Fund	$1,447,316
UltraShort Income Fund	$8,748,980
Total Return Bond Fund	$794,524
UltraShort Income ETF	$400,656
Income ETF	$595,578

Reverse Repurchase Agreements: A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Multi-Strategy Income Fund
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Asset-Backed Securities	$–	$–	$26,077,923	$–	$26,077,923
Residential Mortgage-Backed Securities	–	–	68,007,358	–	68,007,358
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	–	5,914,719	–	5,914,719
Total	$–	$–	$100,000,000	$–	$100,000,000
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					$100,000,000
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS

Asset-Backed and Mortgage-Backed Securities and Whole Loan Risks: Prepayment risk is associated with mortgage-backed and ABS, including CLOs, and whole loans. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS – (continued)

other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, ABS may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. Whole loans are sold in their entirety rather than being pooled with other mortgages. Whole loans are mortgage loans sold to an investor in a secondary market. The investor purchasing the loan assumes full responsibility of the loan and all the contractual terms and rights associated with the funds. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and ABS, including CLOs, may decline and therefore may not be adequate to cover underlying investors. To the extent the Funds focus their investments in particular types of mortgage-backed or ABS, including CLOs, and whole loans, the Funds may be more susceptible to risk factors affecting such types of investments.

Subordinated Debt of Banks and Diversified Financial Companies: The Funds may invest in subordinated debt securities, sometimes also called “junior debt”, which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

Investment Company Securities: The Funds may invest in the securities of other investment companies, including ETFs, closed-end funds and open-end (mutual) funds (also called underlying funds). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds may invest in shares of ETFs and underlying funds, their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives as well as the allocation of each Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of, and risks associated with, the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. The Adviser may be subject to potential conflicts of interest in allocating a Fund’s assets to underlying funds, such as a potential conflict in selecting affiliated underlying funds over unaffiliated underlying funds. In addition, a Fund’s portfolio managers may be subject to potential conflicts of interest in allocating the Fund’s assets among underlying funds, as certain of the Fund’s portfolio managers may also manage an affiliated underlying fund in which the Fund may invest. Both the Adviser and a Fund’s portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interest when selecting underlying funds. Under the oversight of the Board of Trustees, the Adviser will carefully analyze any such potential conflicts of interest and will take steps to minimize and, where possible, eliminate them.

High Yield Securities: The Funds may invest in below investment grade securities. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.

Structured Products: The Funds may invest in certain structured products. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Funds invest. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in structured products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.

Common and Preferred Stocks: The Funds may invest in common stock and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Funds may also invest in preferred stock. Preferred stock is a

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS – (continued)

class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Funds, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Funds only as a part of your overall investment portfolio.

Warrants: The Funds may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

Futures Contracts: The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the period ended July 31, 2023.

Swaps: The Funds may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

A credit default swap agreement may reference one or more debt securities or obligations that are not currently held by the Funds. The Funds are permitted to enter into a credit default swap as either the protection buyer or seller in the discretion of the Adviser. When buying protection under a credit default swap, the Fund is generally obligated to pay the protection seller an upfront or periodic stream of payments over the term of the contract until a credit event occurs, such as a default of the reference obligation. If no credit event occurs, the Fund may recover nothing if the swap is held through the termination date. However, if a credit event does occur, the Fund may receive the full notional value of the swap in exchange for the face amount of the obligations underlying the swap, the value of which may have significantly decreased. When selling protection under a credit default swap, the Fund receives an upfront or periodic stream of payments over the term of the contract provided that a credit event does not occur. However, as the seller of protection, the Fund effectively adds leverage to its portfolio because it gains exposure to the notional amount of the swap. Entering into a credit default swap may subject a Fund to greater risk than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps also involve illiquidity risk, counter-party risk (for OTC swaps) and credit risk.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS – (continued)

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a Futures Commission Merchant and centrally cleared and exchange traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements. See Note 4 for information on swap activity during the period ended July 31, 2023.

To Be Announced Securities: The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling MBS. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBA trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Funds’ exposure to interest rate risk and could also expose the Funds to counterparty default risk. In order to mitigate counterparty default risk, the Funds only enter TBAs with counterparties for which the risk of default is determined to be remote.

Macroeconomic Risks: The COVID-19 pandemic, the Russian-Ukrainian war, rising interest rates, heightened inflation, supply chain disruptions, geopolitical risks, and economic sanctions have disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invests depends on future developments, including the duration, spread, and conclusion of these global events, and such uncertainty may in turn impact the value of the Funds’ investments.

NOTE 4. DERIVATIVE TRANSACTIONS

The value and effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of July 31, 2023, for the Multi-Strategy Income Fund was as follows:

Derivatives	Type of Derivative Risk	Consolidated Statement of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures and Swaps	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$4,229,561	$10,770,075
Swaps	Interest Rate	Deposit at broker for swaps	$2,746,448	($2,745,770)

*

Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Open Futures Contracts and the Consolidated Schedule of Centrally Cleared Credit Default Swaps.

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended July 31, 2023, for the Multi-Strategy Income Fund was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$36,513,927
Swaps	Interest Rate	Net realized gain (loss) on swaps	($189,023)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation (depreciation) on futures contracts	($23,721,546)
Swaps	Interest Rate	Net change in unrealized appreciation (depreciation) on swaps	($2,745,770)

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – (continued)

The average monthly notional value of long and short futures contracts during the period ended July 31, 2023, was $30,817,134 and ($302,371,128), respectively. The average monthly notional value of long swap contracts during the period ended July 31, 2023, was $35,428,571.

The value and effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2023, for the UltraShort Income Fund was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$733,925	$473,127

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2023, for the UltraShort Income Fund was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$2,187,002

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	($103,245)

The average monthly notional value of short futures contracts during the period ended July 31, 2023, was ($78,463,910).

The value and effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2023, for the Total Return Bond Fund was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$220,278	($199,075)

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2023, for the Total Return Bond Fund was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	($115,385)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	($278,655)

The average monthly notional value of long futures contracts during the period ended July 31, 2023, was $8,701,801.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – (continued)

The value and effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2023, for the Income ETF was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$124,954	$36,431

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2023, for the Income ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$34,578

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$36,431

The average monthly notional value of short futures contracts during the period ended July 31, 2023, was $1,057,055.

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2023, the Funds were not subject to any netting agreements.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2023.

Multi-Strategy Income Fund
				Gross Amounts Not Offset in Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets/Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Assets/Liabilities Presented in Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Assets:
Futures Contracts	$10,770,075	$–	$10,770,075**	$–	$–	$10,770,075
Liabilities:
Swaps	$2,745,770	$–	$2,745,770***	$–	$2,745,770	$–
Reverse Repurchase Agreements	$100,000,000	$–	$100,000,000	$100,000,000	$–	$–

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – (continued)

UltraShort Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities****	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$473,127	$–	$473,127	$–	$–	$473,127

Total Return Bond Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities****	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$199,075	$–	$199,075	$–	$199,075	$–

Income ETF
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities****	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$36,431	$–	$36,431	$–	$–	$36,431

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.
**

Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Open Futures Contracts, which is included in deposit at broker for futures on the Consolidated Statements of Assets and Liabilities.

***

Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Centrally Cleared Credit Default Swaps, which is included in deposit at broker for swaps on the Consolidated Statements of Assets and Liabilities.

****

Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts, which is included in deposit at broker for futures on the Statements of Assets and Liabilities.

In some instances, the actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreement, on behalf of the Funds (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, the Funds’ are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows:

Multi-Strategy Income Fund	0.89%
Financials Income Impact Fund	0.89%
High Yield Opportunities Fund	0.55%
UltraShort Income Fund	0.44%
Total Return Bond Fund	0.50%
UltraShort Income ETF	0.55%
Income ETF	0.99%

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

The Adviser contractually agreed through May 31, 2024, to waive or limit its fees and to assume other expenses of the Funds’ so that the ratio of each Fund’s Total Annual Fund Operating Expenses to average net assets does not exceed the following:

Multi-Strategy Income Fund	0.99%
Financials Income Impact Fund	0.69%
High Yield Opportunities Fund	0.55%
UltraShort Income Fund	0.35%
Total Return Bond Fund	0.44%
UltraShort Income ETF	0.29%
Income ETF	0.79%

These operating expense limitations do not apply to front-end sales loads, brokerage fees and commissions, interest on borrowings, dividends on securities sold short, taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”) and may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.

Prior to December 31, 2022, Total Annual Fund Operating Expenses of the Financials Income Impact Fund, the High Yield Opportunities Fund, and Total Return Bond Fund were limited to 0.85%, 0.65%, and 0.59%, respectively. Additionally, effective December 1, 2016, through December 30, 2022, the Adviser voluntarily agreed to waive its fees and/or reimburse certain expenses to limit the total annual fund operating expenses after Fee Waiver/Expense Reimbursement to 0.69% of the Financials Income Impact Fund’s average daily net assets. This voluntary waiver was in addition to the contractual fee waiver/expense limitation agreement discussed above.

The contractual waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). During the period ended July 31, 2023, the Adviser waived $15,996 of the Multi-Strategy Income Fund’s expenses, $253,066 of the Financial Income Impact Fund’s expenses, $121,118 of the High Yield Opportunities Fund’s expenses, $734,880 of the UltraShort Income Fund’s expenses, $109,272 of the Total Return Bond Fund’s expenses, $75,524 of the UltraShort Income ETF’s expenses, and $34,220 of the Income ETF’s expenses. Additionally, during the period ended July 31, 2023, the Multi-Strategy Income Fund repaid $3,729 of previously waived expenses to the Adviser. During the period ended July 31, 2023, the High Yield Opportunities Fund had $84,101 of previously waived expenses expire. The expense limitation agreement specifically refers to amounts that are contractually waived, see Statements of Operations. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at July 31, 2023, are included in the table below.

	Total Waived Expenses Recoverable by the Adviser as of 07/31/23	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/24	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/25	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/26	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/27
Multi-Strategy Income Fund	$12,267	$–	$–	$–	$12,267
Financials Income Impact Fund	$344,534	$–	$–	$91,468	$253,066
High Yield Opportunities Fund	$616,985	$86,464	$176,290	$233,113	$121,118
UltraShort Income Fund	$3,220,433	$–	$298,340	$2,187,213	$734,880
Total Return Bond Fund	$408,856	$–	$87,232	$212,352	$109,272
UltraShort Income ETF	$102,631	$–	$–	$27,107	$75,524
Income ETF	$45,503	$–	$–	$11,283	$34,220

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

The Adviser has contractually agreed to waive the amount of the Multi-Strategy Income Fund and UltraShort Income Fund’s management fees to the extent necessary to offset the proportionate share of the management fees incurred by the Funds through its investment in underlying funds for which the Adviser also serves as investment adviser (affiliated investments). This contractual waiver is not subject to recoupment by the Adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. During the period ended July 31, 2023, the Adviser waived $361,814 and $7,041 of the Multi-Strategy Income Fund and UltraShort Income Fund’s management fees of underlying funds, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A shares, Class A1 shares, Class C shares, and the ETFs, as applicable. The Distribution Plan provides that the Funds will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and Class A1 shares and at an annual rate of up to 1.00% of the average daily net assets of Class C shares. The Distribution Plan for the ETFs has not been activated. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities or shareholder servicing activities.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds.

Certain officers, Trustees and shareholders of the Funds are also owners or employees of the Adviser and may be compensated by the Funds.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended July 31, 2023, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities, were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$341,356,676	$848,741,376
Financials Income Impact Fund	$7,230,612	$18,334,930
High Yield Opportunities Fund	$10,105,262	$4,303,680
UltraShort Income Fund	$135,946,100	$284,305,127
Total Return Bond Fund	$8,352,236	$9,744,398
UltraShort Income ETF	$62,770,738	$24,571,832
Income ETF	$12,473,894	$6,185,088

For the period ended July 31, 2023, purchases and sales of long-term U.S. Government securities (included in the aggregate purchases and sales of investment securities displayed in the table above) were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$126,955,077	$68,840,356
Financials Income Impact Fund	$–	$–
High Yield Opportunities Fund	$989,269	$–
UltraShort Income Fund	$5,033,556	$14,151,252
Total Return Bond Fund	$4,622,907	$1,741,333
UltraShort Income ETF	$7,571,376	$3,498,645
Income ETF	$1,603,049	$1,164,346

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 7. TRANSACTIONS WITH AFFILIATES

The Funds’ ownership of shares of affiliates represents holdings for which the Funds’ and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Funds’ investment adviser.

The Multi-Strategy Income Fund had the following investments in affiliates during the period ended July 31, 2023:

Security Name	Value as of January 31, 2023	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation /Depreciation on Investments in Affiliates	Value as of July 31, 2023	Share Balance	Dividend Income
Financials Income Impact Fund	$41,799,908	$–	$–	$–	($2,882,752)	$38,917,156	5,147,772	$1,013,916
High Yield Opportunities Fund	35,297,429	–	–	–	200,174	35,497,603	3,336,241	1,052,764
Income ETF	9,806,280	10,162	–	–	(91,390)	9,725,052	481,200	326,666
Total Return Bond Fund	34,710,309	–	–	–	(1,315,086)	33,395,223	3,985,110	771,434
UltraShort Income ETF	4,849,663	–	–	–	480	4,850,143	95,900	132,397
Total	$126,463,589	$10,162	$–	$–	($4,088,574)	$122,385,177	13,046,223	$3,297,177

The UltraShort Income Fund had the following investments in affiliates during the period ended July 31, 2023:

Security Name	Value as of January 31, 2023	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation /Depreciation on Investments in Affiliates	Value as of July 31, 2023	Share Balance	Dividend Income
UltraShort Income ETF	$4,880,005	$50,535	$–	$–	$523	$4,931,063	97,500	$133,910

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2023, the Multi-Strategy Income Fund owned, as beneficial shareholder, 53% of the outstanding shares of the High Yield Opportunities Fund, 45% of the outstanding shares of the Financials Income Impact Fund, and over 99% of the outstanding shares of the Total Return Bond Fund. It is not known whether any underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds. At July 31, 2023, no shareholder held more than 25% of the outstanding shares of the Multi-Strategy Income Fund or the UltraShort Income Fund.

NOTE 9. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the year or period ended January 31, 2023, and January 31, 2022, were as follows:

	Multi-Strategy Income Fund		Financials Income Impact Fund		High Yield Opportunities Fund		UltraShort Income Fund
	2023	2022	2023	2022	2023	2022	2023	2022
Distributions paid from:
Ordinary Income	$251,071,959	$328,674,997	$5,752,976	$5,948,903	$3,865,020	$3,841,269	$24,057,135	$17,285,321
Net Long-Term Capital Gain	–	–	–	–	–	–	–	–
Total	$251,071,959	$328,674,997	$5,752,976	$5,948,903	$3,865,020	$3,841,269	$24,057,135	$17,285,321

	Total Return Bond Fund		UltraShort Income ETF		Income ETF
	2023	2022	2023 (a)	2022	2023 (b)	2022
Distributions paid from:
Ordinary Income	$994,943	$368,515	$316,786	N/A	$148,244	N/A
Net Long-Term Capital Gain	–	–	–	N/A	–	N/A
Total	$994,943	$368,515	$316,786	N/A	$148,244	N/A

(a)	Fund commenced operations on October 24, 2022.
(b)	Fund commenced operations on November 7, 2022.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 9. FEDERAL TAX INFORMATION – (continued)

At January 31, 2023, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Multi-Strategy Income Fund	Financials Income Impact Fund	High Yield Opportunities Fund	UltraShort Income Fund	Total Return Bond Fund	UltraShort Income ETF	Income ETF
Tax Cost of Investments	$4,461,317,015	$109,907,635	$68,162,938	$724,832,694	$37,034,340	$47,408,013	$33,749,623
Unrealized Appreciation*	17,215,874	532,975	246,433	987,887	158,786	291,689	393,991
Unrealized Depreciation*	(757,056,720)	(9,989,594)	(4,976,445)	(31,713,848)	(2,688,025)	(69,078)	(104,920)
Net Unrealized Appreciation (Depreciation)*	($739,840,846)	($9,456,619)	($4,730,012)	($30,725,961)	($2,529,239)	$222,611	$289,071
Undistributed Ordinary Income	5,236,022	197,404	262,755	505,824	108,627	221,839	199,069
Undistributed Long-Term Gain (Loss)	–	–	–	–	–	3	4
Accumulated Gain (Loss)	$5,236,022	$197,404	$262,755	$505,824	$108,627	$221,842	$199,073
Other Accumulated Gain (Loss)	(1,201,271,339)	(51,266,583)	(4,645,432)	(39,202,973)	(2,907,915)	–	–
Distributable Earnings (Accumulated Deficit)	($1,935,876,163)	($60,525,798)	($9,112,689)	($69,423,110)	($5,328,527)	$444,453	$488,144

*	Represents aggregated amounts of Funds’ investments, reverse repurchase agreements, and futures.

The temporary differences between book basis and tax basis in the Funds are primarily attributable to distributions payable, wash sales, partnership adjustments, amortization of callable bonds, and mark to market on futures contracts.

As of January 31, 2023, the Funds had available for federal tax purposes an unused capital loss carryforward, which is available for offset against future taxable net capital gains, as follows:

Multi-Strategy Income Fund	$1,195,937,965
Financials Income Impact Fund	$51,073,158
High Yield Opportunities Fund	$4,415,196
UltraShort Income Fund	$38,676,404
Total Return Bond Fund	$2,799,600
UltraShort Income ETF	$–
Income ETF	$–

For the year or period ended January 31, 2023, the Funds’ utilization of capital loss carryforward was as follows:

Multi-Strategy Income Fund	$–
Financials Income Impact Fund	$–
High Yield Opportunities Fund	$223,759
UltraShort Income Fund	$–
Total Return Bond Fund	$–
UltraShort Income ETF	$–
Income ETF	$–

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 9. FEDERAL TAX INFORMATION – (continued)

To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

	Multi-Strategy Income Fund	Financials Income Impact Fund	High Yield Opportunities Fund	UltraShort Income Fund	Total Return Bond Fund	UltraShort Income ETF	Income ETF
No expiration short-term	$485,272,063	$34,738,212	$1,293,466	$30,809,686	$557,001	$–	$–
No expiration long-term	$710,665,902	$16,334,946	$3,121,730	$7,866,718	$2,242,599	$–	$–
Total	$1,195,937,965	$51,073,158	$4,415,196	$38,676,404	$2,799,600	$–	$–

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended January 31, 2023, the Funds’ did not defer any post- October losses.

NOTE 10. CREDIT AGREEMENTS

In August 2015, as amended July 26, 2023, the Multi-Strategy Income Fund entered into a $200 million secured, committed, margin facility (the “Facility”) with Société Générale, which expires in August 2024, but can be terminated prior to this date by either party with 90 days’ notice. Prior to July 26, 2023, the maximum commitment of the Facility was $400 million. Under the Facility, interest is charged a floating rate based on the SOFR rate plus 1.85% and is payable on the last day of each interest period, which was 7.15% as of July 31, 2023. For the period ended July 31, 2023, the average principal balance and interest rate was approximately $239,226,519 and 6.66%, respectively. The Multi-Strategy Income Fund is required to pay a commitment fee under the Facility on undrawn amounts, and an additional fee if the level of debt outstanding falls below a certain percentage. During the reporting period the Multi-Strategy Income Fund was required to pay these commitment fees on undrawn amounts, which was 0.40% as of July 31, 2023. For the period ended July 31, 2023, these expense and commitment fees, amounted to $8,250,667 and are included in the Interest expense line item that is reflected in the Consolidated Statement of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets. For additional information, see the Consolidated Schedule of Investments. As of July 31, 2023, the outstanding principal balance under the Facility was $100 million. The amount of the maximum loan outstanding during the period was $300 million from February 1, 2023, through April 23, 2023.

U.S. Bank, N.A. has made available to the Funds’ a $350 million unsecured credit facility, pursuant to a Loan Agreement (“Agreement”) effective June 8, 2016, expiring on April 28, 2024, for the purposes of having cash available to satisfy redemption requests. Prior to April 28, 2023, the credit facility was secured and had a maximum principal availability of $600 million. Advances under the Agreement would be limited to the lesser of $350 million or 20% of the unencumbered assets of the Financials Income Impact Fund, the UltraShort Income Fund, the Total Return Bond Fund, the UltraShort Income ETF, and Income ETF; or 15% of the unencumbered assets of the High Yield Opportunities Fund; or 10% of the unencumbered assets of the Multi-Strategy Income Fund. Principal is due 45 days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the lender’s prime rate, minus 1.00% which was 7.50% as of July 31, 2023. For the period ended July 31, 2023, the Funds’ activity under the credit facility was as follows:

	Average Principal Balance	Average Interest Rate	Maximum Loan Outstanding	Period Loan was Outstanding
Financials Income Impact Fund	$60,111	6.97%	$1,800,000	March 14, 2023
High Yield Opportunities Fund	$6,591	7.25%	$183,000	June 14, 2023
UltraShort Income Fund	$44,530	7.25%	$8,060,000	July 10, 2023

As of July 31, 2023, the Funds had no outstanding borrowings under this agreement.

NOTE 11. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2023 (Unaudited)

NOTE 11. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES – (continued)

disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020, through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 12. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:

On July 31, 2023, the UltraShort Income ETF and Income ETF declared ordinary income distributions to shareholders of record as of August 2, 2023, payable August 3, 2023, as follows:

	UltraShort Income ETF	Income ETF
Distribution Paid	$469,067	$219,627
Distribution Paid Per Share	$0.26651536	$0.11262913

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the taxable year ended January 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.80% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 23.80%.

For the taxable year ended January 31, 2023, the Multi-Strategy Income Fund, Financials Income Impact Fund, High Yield Opportunities Fund, UltraShort Income Fund, Total Return Bond Fund, UltraShort Income ETF, and Income ETF paid qualified dividend income of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

For the taxable year ended January 31, 2023, the percentage of ordinary income dividends paid by the Multi-Strategy Income Fund, Financials Income Impact Fund, High Yield Opportunities Fund, UltraShort Income Fund, Total Return Bond Fund, UltraShort Income ETF, and Income ETF that qualifies for the dividends received deduction available to corporations was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

For the taxable year ended January 31, 2023, the Multi-Strategy Income Fund, Financials Income Impact Fund, High Yield Opportunities Fund, UltraShort Income Fund, Total Return Bond Fund, UltraShort Income ETF, and Income ETF did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

For the taxable year ended January 31, 2023, the percentage of taxable ordinary income distributions for the Multi-Strategy Income Fund, Financials Income Impact Fund, High Yield Opportunities Fund, UltraShort Income Fund, Total Return Bond Fund, UltraShort Income ETF, and Income ETF that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 82.87%, 94.01%, 95.63%, 89.59%, 100.00%, 79.34%, and 75.85%, respectively.

2. Disclosure of Portfolio Holdings

The Funds will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0230.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.

4. Distribution of Premiums and Discounts

Information regarding how often shares of the UltraShort Income ETF and Income ETF trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website at www.angeloakcapital.com.

5. Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program (the "Program") as required by Rule 22e-4 under the 1940 Act (the "Liquidity Rule"). The board has designated the Adviser’s Enterprise Risk Management Committee as the administrator of the Program (the "Administrator"). The Administrator conducts the day-to-day operation of the Program.

In accordance with the Program, the Funds’ liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments both during normal and reasonably foreseeable stressed conditions, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.

At a meeting of the Board held on June 28-29, 2023, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the Funds’ fiscal year ended January 31, 2023. It was noted, among other items, that the Administrator concluded that the Administrator believes (i) the Program operated effectively to assess and manage each Fund’s liquidity risk and (ii) the Program has been adequately and effectively implemented to monitor and, as applicable, respond to the Funds’ liquidity developments.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s liquidity risk and other principal risks to which an investment in the Fund may be subject.

6. Compensation of Trustees

Each Trustee who is not an “interested person” (i.e., an “Independent Trustee”) of the Fund Complex (which includes affiliated registrants not disclosed in this report) receives an annual retainer of $65,000 (pro-rated for any periods less than one year) paid quarterly as well as $12,000 for attending each regularly scheduled meeting in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chair as well as the Chair of the Board receive additional annual compensation of $12,000 (pro-rated for any periods less than one year). Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

7. Trustees and Officers

The business of each Fund is managed under the oversight of the Board. The Board meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for each Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trust is c/o Angel Oak Capital Advisors, LLC, 3344 Peachtree Road NE, Suite 1725, Atlanta, GA 30326. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(2)
Ira P. Cohen 1959	Independent Trustee, Chair	Trustee since 2014, Chair since 2017; indefinite terms	Executive Vice President, Recognos Financial (2015-2021); Independent financial services consultant (since 2005).	10	Trustee, Valued Advisers Trust (since 2010); Trustee, Apollo Diversified Real Estate Fund (formerly, Griffin Institutional Access Real Estate Fund) (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, U.S. Fixed Income Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (2019-2022); Trustee, Apollo Credit Fund (formerly, Griffin Institutional Access Credit Fund) (2017-2022).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Alvin R. Albe, Jr. 1953	Independent Trustee	Since 2014; indefinite term	Retired.	10	Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (2019-2022).
Keith M. Schappert 1951	Independent Trustee	Since 2014; indefinite term	President, Schappert Consulting LLC (since 2008); Retired, President and CEO of JP Morgan Investment Management.	10	Director, Commonfund Capital, Inc. (2015-2022); Director, The Commonfund (2012-2022); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (2019-2022); Trustee, Mirae Asset Discovery Funds (2010 - June 2023).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Andrea N. Mullins 1967	Independent Trustee	Since 2019; indefinite term	Private Investor; Independent Contractor, SWM Advisors (since 2014).	10	Trustee and Audit Committee Chair, Valued Advisers Trust (since 2013, Chair since 2017); Trustee, Angel Oak Strategic Credit Fund (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021); Trustee and Audit Committee Chair, Cushing Mutual Funds Trust (since 2021); Trustee and Audit Committee Chair, NXG Cushing Midstream Energy Fund (formerly, Cushing MLP & Infrastructure Fund) (since 2021); Trustee and Audit Committee Chair, NXG NextGen Infrastructure Income Fund (formerly, Cushing NextGen Infrastructure Income Fund) (since 2021); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (2019-2022).
Interested Trustees of the Trust
Samuel R. Dunlap, III 1979	Interested Trustee	Since 2019; indefinite term	Chief Investment Officer-Public Strategies, Angel Oak Capital Advisors, LLC (since 2009).	10	Trustee, Angel Oak Strategic Credit Fund (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2022); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (2019-2022).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Cheryl M. Pate 1976	Interested Trustee	Since 2022; indefinite term	Senior Portfolio Manager, Angel Oak Capital Advisors, LLC (since 2017).	10	Trustee, Angel Oak Strategic Credit Fund (since 2022); Trustee, Angel Oak Credit Opportunities Term Trust (since 2022); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2023); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (2022-2022).

(1)	The Fund Complex includes each series of the Trust, Angel Oak Strategic Credit Fund, Angel Oak Financial Strategies Income Term Trust, and Angel Oak Credit Opportunities Term Trust.
(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Adam Langley 1967	President	Since 2022; indefinite term (other offices held 2015-2022)	Chief Operating Officer, Angel Oak Capital Advisors, LLC (since 2021); Chief Compliance Officer, Angel Oak Capital Advisors, LLC (2015-2022); Chief Compliance Officer of Falcons I, LLC (2018-2022); Chief Compliance Officer, Angel Oak Strategic Credit Fund (2017-2022); Chief Compliance Officer, Angel Oak Financial Strategies Income Term Trust (2018-2022); Chief Compliance Officer, Angel Oak Dynamic Financial Strategies Income Term Trust (2019-2022); Chief Compliance Officer, Angel Oak Credit Opportunities Term Trust (2021-2022); Chief Compliance Officer, Angel Oak Commercial Real Estate Solutions (2021-2022); Chief Compliance Officer, Buckhead One Financial Opportunities, LLC (2015-2022); Chief Compliance Officer, Angel Oak Capital Partners II, LLC (2016-2022); Chief Compliance Officer, Hawks I, LLC (2018-2022).
Kevin Sluss 1982	Secretary	Since 2023; indefinite term (other offices held 2022-2023)	Chief Risk Officer, Angel Oak Capital Advisors, LLC (since 2022); Senior Quantitative Analytics & Model Development Manager, PNC Bank (2019-2022); Senior Quantitative Analytics & Model Development Consultant, PNC Bank (2016-2019).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Daniel Fazioli 1981	Treasurer	Since 2015; indefinite term	Chief Accounting Officer, Angel Oak Capital Advisors, LLC (since 2015).
Chase Eldredge 1989	Chief Compliance Officer	Since 2022; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2022); Chief Compliance Officer of Falcons I, LLC (since 2022); Chief Compliance Officer, Angel Oak Strategic Credit Fund (since 2022); Chief Compliance Officer, Angel Oak Financial Strategies Income Term Trust (since 2022); Chief Compliance Officer, Angel Oak Credit Opportunities Term Trust (since 2022); Senior Compliance Officer, Angel Oak Capital Advisors, LLC (2020-2022); Compliance Officer, Angel Oak Capital Advisors, LLC (2017-2020).

Each Trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE, Suite 1725

Atlanta, GA 30326

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53212

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

SAR-AOFT

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Funds Trust

By (Signature and Title)*	/s/ Adam Langley
Adam Langley, President (Principal Executive Officer)

Date September 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam Langley
Adam Langley, President (Principal Executive Officer)

Date September 29, 2023

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date September 29, 2023

*	Print the name and title of each signing officer under his or her signature.